AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 16, 2004
                               File No. 333-50737
                                File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
             - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 55

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

             - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485

     x    on May 1, 2004 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of Rule 485 on ------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.
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

                   CONSULTANT II VARIABLE ANNUITY PROSPECTUS

                                FLEXIBLE PREMIUM

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY

                               IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

           STREET ADDRESS: 2940 SOUTH 84TH STREET, LINCOLN, NE 68506

            MAILING ADDRESS: P. O. BOX 80469, LINCOLN, NE 68501-0469

                        TELEPHONE NUMBER: 1-800-865-5237



The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT IN MOST STATES. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers fifty-two investment options, each of which is a Subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

AIM VARIABLE INSURANCE FUNDS: AIM V.I. Basic Value Fund - Series I

THE ALGER AMERICAN FUND: Alger American Growth Portfolio - Class O, Alger
 American Income and Growth Portfolio - Class O, Alger American Leveraged AllCap Portfolio - Class O, Alger American MidCap Growth Portfolio - Class O, Alger American Small Capitalization Portfolio - Class O

FEDERATED INSURANCE SERIES: Federated Fund for U.S. Government Securities II,
 Federated High Income Bond Fund II, Federated Capital Income Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS: Fidelity VIP Asset Manager/SM/
 Portfolio - Initial Class, Fidelity VIP Contrafund(R) Portfolio - Initial Class, Fidelity VIP Equity-Income Portfolio - Initial Class, Fidelity VIP Growth Portfolio - Initial Class, Fidelity VIP Index 500 Portfolio - Initial Class, Fidelity VIP Money Market Portfolio - Initial Class, Fidelity VIP Overseas Portfolio - Initial Class

JANUS ASPEN SERIES: Janus Aspen Series Balanced Portfolio:  Institutional
 Shares, Janus Aspen Series Flexible Income Portfolio: Institutional Shares, Janus Aspen Series Foreign Stock Portfolio: Service Shares (formerly International Value Portfolio), Janus Aspen Series Growth Portfolio:
  Institutional Shares, Janus Aspen Series Mid Cap Growth Portfolio:
 Institutional Shares, Janus Aspen Series Worldwide Growth Portfolio:
  Institutional Shares

MFS(R) VARIABLE INSURANCE TRUST/SM/: MFS Emerging Growth Series - Initial Class,
 MFS Investors Trust Series - Initial Class, MFS New Discovery Series - Initial Class, MFS Research Series - Initial Class, MFS Total Return Series - Initial Class

OPPENHEIMER VARIABLE ACCOUNT FUNDS: Oppenheimer Main Street Small Cap Fund/VA -
 Service Shares

PIMCO ADVISORS VIT: PAVIT PEA Science and Technology Portfolio, PAVIT OpCap
 Balanced Portfolio, PAVIT OpCap Small Cap Portfolio

PIMCO VARIABLE INSURANCE TRUST: PIMCO VIT Foreign Bond Portfolio (U.S.
 Dollar-Hedged) - Administrative Shares, PIMCO VIT Total Return Portfolio - Administrative Shares

PUTNAM VARIABLE TRUST: Putnam VT International Growth and Income Fund - Class 1B

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.: Salomon Brothers Variable Investors
 Fund - Class I

SCUDDER VARIABLE SERIES I: Scudder SVS I Balanced Portfolio - Class A, Scudder
 SVS I Bond Portfolio - Class A, Scudder SVS I Global Discovery Portfolio - Class A, Scudder SVS I Growth and Income Portfolio - Class A, International Portfolio - Class A

STI CLASSIC VARIABLE TRUST: STI Classic Capital Appreciation Fund, STI Classic
 International Equity Fund, STI Classic Value Income Stock Fund

STRONG OPPORTUNITY FUND II, INC.: Strong Opportunity Fund II - Investor Class

STRONG VARIABLE INSURANCE FUNDS, INC.: Strong Mid Cap Growth Fund II

T. ROWE PRICE EQUITY SERIES, INC.: T. Rowe Price Equity Income Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price New America Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.: T. Rowe Price International Stock Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC: Van Kampen UIF U.S. Mid Cap Value
 Portfolio, Class I



                                  1 PROSPECTUS

VAN KAMPEN LIFE INVESTMENT TRUST: Van Kampen LIT Aggressive Growth Portfolio,
 Class II, Van Kampen LIT Growth and Income Portfolio, Class II


--------------------------------------------------------------------------------
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS MAY 1, 2004.

Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are 90 years old or older before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, and transfers to the Subaccounts.

In certain states the contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

The Securities and Exchange Commission has not Approved or Disapproved these Securities nor has it Passed on the Accuracy or the Adequacy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.

The Date of this Prospectus is May 1, 2004.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2004. The information in the Statement of Additional Information, dated May 1, 2004, is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 40 of this prospectus.

At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-800-SEC-0330 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THESE PROSPECTUSES IS MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.


                                  2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFINITIONS                     4
--------------------------------------------------------------------------------
FEE TABLES                     6
--------------------------------------------------------------------------------
Examples and Explanation of Expense Examples                     6
--------------------------------------------------------------------------------
QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT                     8
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION                     12
--------------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACTS                     12
--------------------------------------------------------------------------------
  Summary                     12
--------------------------------------------------------------------------------
  Contract Owner                     12
--------------------------------------------------------------------------------
  Annuitant                     12
--------------------------------------------------------------------------------
  Modification of the Contract                     12
--------------------------------------------------------------------------------
  Assignment                     12
--------------------------------------------------------------------------------
  Free Look Period                     13
--------------------------------------------------------------------------------
PURCHASES AND CONTRACT VALUE                     13
--------------------------------------------------------------------------------
  Minimum Purchase Payment                     13
--------------------------------------------------------------------------------
  Automatic Payment Plan                     13
--------------------------------------------------------------------------------
  Allocation of Purchase Payments                     13
--------------------------------------------------------------------------------
  Contract Value                     14
--------------------------------------------------------------------------------
  Separate Account Accumulation Unit Value                     14
--------------------------------------------------------------------------------
  Transfer During Accumulation Period                     14
--------------------------------------------------------------------------------
  Transfers Authorized by Telephone                     14
--------------------------------------------------------------------------------
  Market Timing & Excessive Trading                     15
--------------------------------------------------------------------------------
  Trading Limitations                     15
--------------------------------------------------------------------------------
  Automatic Dollar Cost Averaging Program                     15
--------------------------------------------------------------------------------
  Portfolio Rebalancing                     15
--------------------------------------------------------------------------------
THE INVESTMENT AND FIXED ACCOUNT OPTIONS                     17
--------------------------------------------------------------------------------
  Separate Account Investments                     17
--------------------------------------------------------------------------------
  The Portfolios                     17
--------------------------------------------------------------------------------
  Voting Rights                     20
--------------------------------------------------------------------------------
  Additions, Deletions, and Substitutions of Securities                     21
--------------------------------------------------------------------------------
  The Fixed Account                     21
--------------------------------------------------------------------------------
     General                     21
--------------------------------------------------------------------------------
     Guaranteed Maturity Fixed Account Option                     21
--------------------------------------------------------------------------------
     Market Value Adjustment                     22
--------------------------------------------------------------------------------
     Dollar Cost Averaging Fixed Account Option                     23
--------------------------------------------------------------------------------
ANNUITY BENEFITS                     23
--------------------------------------------------------------------------------
  Annuity Date                     23
--------------------------------------------------------------------------------
  Annuity Options                     23
--------------------------------------------------------------------------------
  Other Options                     24
--------------------------------------------------------------------------------
  Annuity Payments: General                     24
--------------------------------------------------------------------------------
  Variable Annuity Payments                     24
--------------------------------------------------------------------------------
  Fixed Annuity Payments                     25
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Transfers During the Annuity Period                     25
--------------------------------------------------------------------------------
  Death Benefit During Annuity Period                     25
--------------------------------------------------------------------------------
  Certain Employee Benefit Plans                     25
--------------------------------------------------------------------------------
OTHER CONTRACT BENEFITS                     25
--------------------------------------------------------------------------------
  Death Benefit                     25
--------------------------------------------------------------------------------
  Beneficiary                     27
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts                     28
--------------------------------------------------------------------------------
  Withdrawals (Redemptions)                     29
--------------------------------------------------------------------------------
  Systematic Withdrawal Program                     29
--------------------------------------------------------------------------------
  ERISA Plans                     30
--------------------------------------------------------------------------------
  Minimum Contract Value                     30
--------------------------------------------------------------------------------
CONTRACT CHARGES                     30
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                     30
--------------------------------------------------------------------------------
  Administrative Charges                     30
--------------------------------------------------------------------------------
     Contract Maintenance Charge                     30
--------------------------------------------------------------------------------
     Administrative Expense Charge                     30
--------------------------------------------------------------------------------
     Transfer Fee                     30
--------------------------------------------------------------------------------
  Premium Taxes                     31
--------------------------------------------------------------------------------
  Deduction for Separate Account Income Taxes                     31
--------------------------------------------------------------------------------
  Other Expenses                     31
--------------------------------------------------------------------------------
TAXES                     32
--------------------------------------------------------------------------------
  Taxation of Lincoln Benefit Life Company                     32
--------------------------------------------------------------------------------
   Taxation of Variable Annuities in General                     32
--------------------------------------------------------------------------------
  Tax Qualified Contracts                     35
--------------------------------------------------------------------------------
DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT         38
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company                     38
--------------------------------------------------------------------------------
  Separate Account                     38
--------------------------------------------------------------------------------
  State Regulation of Lincoln Benefit                     38
--------------------------------------------------------------------------------
  Financial Statements                     38
--------------------------------------------------------------------------------
ADMINISTRATION                     38
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS                     39
--------------------------------------------------------------------------------
LEGAL PROCEEDINGS                     39
--------------------------------------------------------------------------------
LEGAL MATTERS                     39
--------------------------------------------------------------------------------
ANNUAL REPORTS AND OTHER DOCUMENTS                     39
--------------------------------------------------------------------------------
REGISTRATION STATEMENT                     39
--------------------------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                     40
--------------------------------------------------------------------------------
APPENDIX A ACCUMULATION UNIT VALUES                     41
--------------------------------------------------------------------------------
APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                     46
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                  3 PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of your investment in the Subaccounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by You or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUBACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE - The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units.


                                  4 PROSPECTUS

Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.


                                  5 PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRAANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Sales Charge - None

Transfer Fee (Applies solely to the second and subsequent transfers within a calendar month. We are currently waiving the transfer fee) - $10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

ANNUAL CONTRACT MAINTENANCE CHARGE                                               $35.00
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET
VALUE DEDUCTED FROM EACH OF THE SUBACCOUNTS OF THE SEPARATE ACCOUNT)
 Mortality and Expense Risk Charge                                                 1.30%
 Administrative Expense Charge                                                     0.10%
                                                                                 ------
 Total Separate Account Annual Expenses                                            1.40%




THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                                           Minimum               Maximum
Total Annual Portfolio Operating
Expenses /(1 )/(expenses that are
deducted from Portfolio assets,
which may include management fees,
distribution and/or service (12b-1)
fees, and other expenses)                   0.29%                 4.31%


(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2003.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assume no transfers or exchanges were made. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. Invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments, or continued to hold Your Contract, at the end of each time period, and,

.. with total Separate Account expenses of 1.40%.



The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                  6 PROSPECTUS

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                    1  Year    3 Years     5 Years        10 Years
-------------------------------------------------------------------------------------
Costs Based on Maximum Annual      $620       $  1,839   $3,031         $5,892
Portfolio Expenses
-------------------------------------------------------------------------------------
Costs Based on Minimum Annual      $208       $    640   $1,093         $2,330
Portfolio Expenses
-------------------------------------------------------------------------------------



EXPLANATION OF EXPENSE EXAMPLE
PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.


                                  7 PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the Prospectus. Please read the Prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Subaccount and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

.. a life annuity with payments guaranteed for five to twenty years;

.. a joint and full survivorship annuity, with payments guaranteed for five to twenty years; and

.. fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Subaccounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $25,000 in a lump sum as an initial Purchase Payment. Subsequent Purchase Payments must be at least $500. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:

                        FUND                                         PORTFOLIO(S)
-------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds                          AIM V.I. Basic Value Fund - Series I
-------------------------------------------------------------------------------------------------
The Alger American Fund                               Alger American Growth Portfolio - Class O
                                                      Alger American Income & Growth Portfolio -
                                                       Class O
                                                      Alger American Leveraged AllCap Portfolio -
                                                       Class O
                                                      Alger American MidCap Growth Portfolio -
                                                       Class O
                                                      Alger American Small Capitalization
                                                       Portfolio - Class O

-------------------------------------------------------------------------------------------------
Federated Insurance Series                            Federated Fund for U.S. Government
                                                       Securities II
                                                      Federated High Income Bond Fund II
                                                      Federated Capital Income Fund II
-------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products               Fidelity VIP Asset Manager/SM/ Portfolio -
                                                       Initial Class
                                                      Fidelity VIP Contrafund(R) Portfolio -
                                                       Initial Class
                                                      Fidelity VIP Equity-Income Portfolio -
                                                       Initial Class
                                                      Fidelity VIP Growth Portfolio - Initial
                                                       Class
                                                      Fidelity VIP Index 500 Portfolio - Initial
                                                       Class
                                                      Fidelity VIP Money Market Portfolio -
                                                       Initial Class
                                                      Fidelity VIP Overseas Portfolio - Initial
                                                       Class
-------------------------------------------------------------------------------------------------
Janus Aspen Series                                    Janus Aspen Series Balanced Portfolio -
                                                       Institutional Shares
                                                      Janus Aspen Series Flexible Income
                                                       Portfolio - Institutional Shares
                                                      Janus Aspen Series Foreign Stock Portfolio
                                                       (formerly International Value) - Service
                                                       Shares
                                                      Janus Aspen Series Growth Portfolio -
                                                       Institutional Shares
                                                      Janus Aspen Series Mid Cap Growth Portfolio
                                                       - Institutional Shares
                                                      Janus Aspen Series Worldwide Growth
                                                       Portfolio - Institutional Shares
-------------------------------------------------------------------------------------------------
MFS(R)                                                Variable Insurance
                                                      Trust/SM/ MFS Emerging
                                                      Growth Series - Initial
                                                      Class MFS Investors Trust
                                                      Series - Initial Class MFS
                                                      New Discovery Series -
                                                      Initial Class MFS Research
                                                      Series - Initial Class MFS
                                                      Total Return Series -
                                                      Initial Class
-------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds                    Oppenheimer Main Street Small Cap Fund/VA -
                                                       Service Shares
-------------------------------------------------------------------------------------------------
PIMCO                                                 Advisors VIT PAVIT PEA
                                                      Science and Technology
                                                      Portfolio PAVIT OpCap
                                                      Balanced Portfolio PAVIT
                                                      OpCap Small Cap Portfolio

-------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust                        PIMCO VIT Foreign Bond Portfolio (U.S.
                                                       Dollar-Hedged) - Administrative Shares
                                                      PIMCO VIT Total Return Portfolio -
                                                       Administrative Shares
-------------------------------------------------------------------------------------------------
Putnam Variable Trust                                 Putnam VT International Growth and Income
                                                       Fund - Class IB
-------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc.           Salomon Brothers Variable Investors Fund -
                                                      Class I
-------------------------------------------------------------------------------------------------
Scudder Variable Series I                             Scudder SVS I Balanced Portfolio - Class A
                                                      Scudder SVS I Bond Portfolio - Class A
                                                      Scudder SVS I Global Discovery Portfolio -
                                                       Class A
                                                      Scudder SVS I Growth and Income Portfolio -
                                                       Class A
                                                      Scudder SVS I International Portfolio -
                                                       Class A

-------------------------------------------------------------------------------------------------
STI Classic Variable Trust                            STI Classic Capital Appreciation Fund
                                                      STI Classic International Equity Fund
                                                      STI Classic Value Income Stock Fund
-------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                      Strong Opportunity Fund II - Investor Class
-------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.                 Strong Mid Cap Growth Fund II - Investor
                                                       Class
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.                     T. Rowe Price Equity Income Portfolio - I
                                                      T. Rowe Price Mid-Cap Growth Portfolio - I
                                                      T. Rowe Price New America Growth Portfolio
                                                       - I
-------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.              T. Rowe Price International Stock
                                                       Portfolio
-------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.               Van Kampen UIF U.S. Mid Cap Value
                                                       Portfolio, Class I
-------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust                      Van Kampen LIT Aggressive Growth Portfolio,
                                                      Class II
                                                      Van Kampen LIT Growth and Income Portfolio,
                                                      Class II
-------------------------------------------------------------------------------------------------

In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.


                                  9 PROSPECTUS

In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our Dollar Cost Averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Subaccounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred monthly to your chosen Subaccounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1)   when you withdraw funds from the Guaranteed Maturity Fixed Account Option;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4)   when you annuitize your Contract; and

5)   when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2)   it is necessary to meet IRS minimum withdrawal requirements; or

3)   it is a transfer that is part of a dollar cost averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2)   how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?


CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Subaccounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.30% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.


TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.


PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.


OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


                                  10 PROSPECTUS

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit, the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The death benefit is the greatest of the following:

1)   your total Purchase Payments reduced by a withdrawal adjustment;

2)   your Contract Value;

3)   the amount you would have received by surrendering your Contract; or

4) your highest Contract Value on any Contract Anniversary increased by the total Purchase Payments since that Contract Anniversary and reduced by a withdrawal adjustment.

In relation to (1) and (4) above, the Death Benefit will be recalculated for Purchase Payments, withdrawals, and on Contract Anniversaries until the oldest Owner, or the Annuitant if the Owner is not a living individual, attains age 85.
 After age 85, we will calculate (1) and (4) above only to reflect additional purchase payments and withdrawals.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?


ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.


TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Subaccounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a portfolio rebalancing program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or from the Subaccounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.


                                  11 PROSPECTUS

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 80469, Lincoln, Nebraska 68501-0469, or call us at (800) 865-5237.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Subaccount for each year since we started offering the Contracts. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Annual Contract Maintenance Charge. The information in the table is included in the Separate Account's financial statements. To obtain a fuller picture of each Subaccount's finances and performance, you should review the Separate Account's financial statements, which are in the Separate Account's Annual Report dated as of December 31, 2003, contained in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS

SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans.
 Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.


ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.


MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD


                                  12 PROSPECTUS

CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Subaccounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase Payments to the Subaccounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Subaccount. Your Contract will contain specific information about your free-look rights in your state.


PURCHASES AND CONTRACT VALUE

MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $25,000. You must pay it in a lump sum. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $500 or more. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio.We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.


AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $100 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Subaccount and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Subaccounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit. Please note that effective as of Septemebr 27, 2002, we will not permit you to allocate new premiums to the Subaccount that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Subaccount which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your


                                  13 PROSPECTUS

Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your investment in the Fixed Account.


SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We determine the Accumulation Unit Value for each Subaccount Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.


TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time. Please note that effective as of Septemebr 27, 2002, we will not permit you to allocate new premiums to the Subaccount that invests in the STI Classic Variable Trust International Equity Fund. However, if, as of September 27, 2002, you are enrolled in one of our automatic transaction programs, such as Dollar Cost Averaging or Portfolio Rebalancing, we will continue to effect automatic transactions involving the STI Classic Variable Trust International Equity Fund. In addition, if you currently have funds allocated to the Subaccount which invests in the STI Classic Variable Trust International Equity Fund, you may keep such investment, but may not invest additional premium payments to it.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day.

If you transfer an amount from the Fixed Account to a Subaccount before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 22.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.


TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price.

We may charge you the transfer fee described on page 6, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Subaccounts in any Contract year, or to refuse any Variable Subaccount transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly


                                  14 PROSPECTUS
unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING. The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Subaccounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If we identify a pattern of market-timing or excessive trading activity, we will make further inquiry and may, depending on the circumstances, impose trading limitations as described below under "Trading Limitations" consistent with applicable law and the Contract. Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Subaccounts, not all market timing or excessive trading is identifiable or preventable. Therefore, we cannot guarantee that we can prevent such trading activity in all cases or before it occurs.


TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe. in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares. We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Subaccount of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Subaccounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Subaccount in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Subaccount with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value


                                  15 PROSPECTUS
allocated to each Subaccount at a pre-set level. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date. Portfolio Rebalancing is not available after you annuitize. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Subaccounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers made during the Accumulation Period. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


                                  16 PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT INVESTMENTS


THE PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.


PORTFOLIO               PORTFOLIO OBJECTIVE            INVESTMENT ADVISER
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital    A I M ADVISORS, INC.
 Fund - Series I (1)
 (6)
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------
Alger American Income   Seeks to provide a high level
 & Growth Portfolio -    of dividend income.  Its
 Class O                 secondary goal is to provide
                         capital appreciation.         FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Alger American          Long-term capital
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
-------------------------------------------------------------------------------
Alger American Small    Long-term capital
 Capitalization          appreciation
 Portfolio - Class O
-------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                           MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA

-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      High total return with
Manager/SM/ Portfolio    reduced risk over the long
- Initial Class          term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable income
 Equity-Income
 Portfolio - Initial
 Class                                                 FIDELITY MANAGEMENT &
-------------------------------------------------------RESEARCH COMPANY
Fidelity VIP Growth     Capital appreciation
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500/SM/ Index (S&P
                         500(R))
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         providing liquidity
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio:
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Balanced Portfolio:     consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income
-------------------------------------------------------
Janus Aspen Series      Seeks to maximize total
 Flexible Income         return from a combination of  JANUS CAPITAL MANAGEMENT
 Portfolio:              current income and capital    LLC
 Institutional Shares    appreciation, with an
                         emphasis on current income
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Foreign Stock
 Portfolio: Service
 Shares (2)
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Growth Portfolio:       in a manner consistent with
 Institutional Shares    the preservation of capital
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio:              the preservation of capital
 Institutional Shares
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series - Initial
 Class
-------------------------------------------------------
MFS Investors Trust     Long-term growth of capital
 Series - Initial        with a secondary objective
 Class                   to seek reasonable current
                         income
-------------------------------------------------------
MFS New Discovery       Capital appreciation           MFS(TM) INVESTMENT
 Series - Initial                                      MANAGEMENT
 Class
-------------------------------------------------------
MFS Research Series -   Long-term growth of capital
 Initial Class           and future income
-------------------------------------------------------
MFS Total Return        Seeks to provide
 Series - Initial        above-average income
 Class                   (compared to a portfolio
                         invested entirely in equity
                         securities) consistent with
                         the prudent employment of
                         capital and secondarily to
                         provide a reasonable
                         opportunity for growth of
                         capital and income
-------------------------------------------------------------------------------
PIMCO ADVISORS VIT
-------------------------------------------------------------------------------
PAVIT PEA Science and   Capital appreciation
 Technology Portfolio
-------------------------------------------------------OPCAP ADVISORS LLC
PAVIT OpCap Balanced    Growth of capital and
 Portfolio (1)           investment income
-------------------------------------------------------
PAVIT OpCap Small Cap   Capital appreciation
 Portfolio
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund/VA - Service
 Shares
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  To maximize total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent          PACIFIC INVESTMENT
 Administrative Shares   investment management          MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return   To maximize total return,
Portfolio -               consistent with preservation
Administrative Shares     of capital and prudent
                          investment management
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth.  Current       PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
-------------------------------------------------------------------------------
Salomon Brothers        Long-term growth of capital    SALOMON BROTHERS ASSET
 Variable Investors      with current income as a      MANAGEMENT INC.
 Fund - Class I (1)      secondary objective
-------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
-------------------------------------------------------------------------------
Scudder SVS I Balanced  Balance of growth and income
 Portfolio - Class A     from a diversified porfolio
                           of equity and fixed income
                         securities
-------------------------------------------------------
Scudder SVS I Bond      Invest for a high level of
 Portfolio - Class A     income consistent with a
                         high quality portfolio of     DEUTSCHE INVESTMENT
                         debt securities               MANAGEMENT AMERICAS INC.
-------------------------------------------------------
Scudder SVS I Global    Above average capital
Discovery Portfolio -    appreciation over the
Class A                  long-term
-------------------------------------------------------
Scudder SVS I Growth    Long-term growth of capital
and Income Portfolio      primarily though diversified
- Class A                 holdings of marketable
                          foreign equity investments.
-------------------------------------------------------
Scudder SVS I           Seeks long-term growth of
 International           capital
 Portfolio - Class A
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Classic Capital     Capital appreciation
 Appreciation Fund
-------------------------------------------------------TRUSCO CAPITAL
STI Classic             Long-term capital              MANAGEMENT, INC.
 International Equity    appreciation
 Fund (3)
-------------------------------------------------------
STI Classic Value       Current income with the
 Income Stock Fund       secondary goal of capital
                         appreciation
-------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
-------------------------------------------------------------------------------
Strong Opportunity      Capital growth                 STRONG CAPITAL
 Fund II - Investor                                    MANAGEMENT, INC.
 Class
-------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
-------------------------------------------------------------------------------
Strong Mid Cap Growth   Capital growth                 STRONG CAPITAL
 Fund II - Investor                                    MANAGEMENT, INC.
 Class
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Equity    Seeks to provide substantial
Income Portfolio - I       dividend income as well as
                           long-term growth of capital
-------------------------------------------------------T. ROWE PRICE
T. Rowe Price Mid-Cap   Long-term capital              ASSOCIATES, INC.
 Growth Portfolio - I     appreciation
 (4)
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital       T. ROWE PRICE
International Stock                                     INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF U.S.     Seeks above-average total
 Mid Cap Value           return over a market cycle    VAN KAMPEN
 Portfolio, Class I      of three to five years by
 (5)                     investing in common stocks
                         and other equity securities.
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital Growth
 Aggressive Growth
 Portfolio, Class II                                   VAN KAMPEN ASSET
 (1)                                                   MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income
 Class II
-------------------------------------------------------------------------------

(1) Effective 4/30/04, the LSA Balanced Fund, LSA Basic Value Fund, LSA Emerging Growth Equity Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I, Van Kampen LIT Aggressive Growth Portfolio, Class II and Salomon Brothers Variable Investors Fund - Class I, respectively.

(2) Effective 5/1/04 the Janus Aspen Series International Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio - Service Shares.

(3) Effective as of September 27, 2002, we will not accept new premiums or transfers into the Subaccount that invests in the STI Classic Variable Trust International Equity Fund.

(4) Effective 5/1/04, the T. Rowe Price Mid-Cap Growth Portfolio is no longer available for new investments. If you are currently invested in the T. Rowe Price Mid-Cap Growth Portfolio you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.

(5) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I.

(6) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees withou shareholder approval.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the


                                  20 PROSPECTUS
same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.


ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

(a)  to operate the Separate Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Subaccount to another, or from any subaccount to our general account;

(d)  to add, combine, or remove Subaccounts in the Separate Account; and

(e) to change the way in which we assess charges, as long as the total charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-865-5237 for current information.


GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

EXAMPLE
Purchase Payment                     $50,000
Guarantee Period                      5 years
Effective Annual Rate                  4.50%




                                  21 PROSPECTUS

                                           END OF CONTACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value                  $50,000.00
 x (1 + Effective
 Annual Rate)              x 1.045
                        ----------
                        $52,250.00
Contract Value at end
 of Contract Year                   $52,250.00
 x (1 + Effective
 Annual Rate)                          x 1.045
                                    ----------
                                   $54,601.25
Contract Value at end
 of Contract Year                               $54,601.25
 x (1 + Effective
 Annual Rate)                                      x 1.045
                                                ----------
                                                $57,058.31
Contract Value at end
 of Contract Year                                           $57,058.31
 x (1 + Effective
 Annual Rate)                                                  x 1.045
                                                            ----------
                                                            $59,625.93
Contract Value at end
 of Contract Year                                                        $59,625.93
 x (1 + Effective
 Annual Rate)                                                               x 1.045
                                                                         ----------
                                                                         $62,309.10



Total Interest Credited During Guarantee Period = $12,309.10 ($62,309.10 - $50,000)

NOTE: This example assumes no withdrawals during the entire five year Guarantee Period. If you were to make a partial withdrawal, the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-865-5237.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of the relevant amount to one or more Subaccounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. We will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.


MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Fixed Account to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1)   when you withdraw funds from the Guaranteed Maturity Fixed Account;


                                  22 PROSPECTUS

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Subaccounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4)   when you annuitize your Contract; and

5)   when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3)   it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Subaccounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Subaccounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.


ANNUITY BENEFITS

ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

.. the year of your separation from service; or

.. April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.


ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

.. Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Option B with 10 years (120 months) guaranteed, if you have designated joint
  Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.


                                  23 PROSPECTUS

Three Annuity Options are generally available under the Contract. Each is available in the form of:

.. a Fixed Annuity;

.. a Variable Annuity; or

.. a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5 TO 20 YEARS. We make periodic payments at least as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

OPTION B, JOINT AND SURVIVOR ANNUITY, WITH PAYMENTS GUARANTEED FOR 5 TO 20 YEARS. We make periodic payments at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the Joint Annuitant die before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

OPTION C, PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

.. the investment results of the Subaccounts you have selected,

.. the Contract Value at the time you elected annuitization,

.. the length of the remaining period for which the payee would be entitled to payments.

If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 12, however, we will increase or decrease your surrender proceeds by any applicable Market Value Adjustment.


OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax Code, we will only make payments to you and/or your spouse.


ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" below and "Fixed Annuity Payments" on page 25.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Subaccounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO YOU FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEED PERIOD FOR A PREDETERMINED NUMBER OF YEARS.


VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments


                                  24 PROSPECTUS
because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 31/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.


FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Subaccounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.


TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make transfers among the Subaccounts so as to change the relative weighting of the Subaccounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Subaccounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Subaccounts or make transfers from the Subaccounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.


DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


OTHER CONTRACT BENEFITS

DEATH BENEFIT:  GENERAL.  We will pay a distribution on death, if:

1)   the Contract is in force;

2)   annuity payments have not begun; and

3)   either:

     (a)  any Owner dies; or

     (b)  any Annuitant dies and the Owner is a non-living person.


DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

.. a certified original copy of the Death Certificate;


                                  25 PROSPECTUS

.. a certified copy of a court decree as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit as described. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.


DEATH BENEFIT AMOUNT. The Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2)   the Contract Value on the date as of which we calculate the Death Benefit.

3)   the Surrender Value; or

4) the highest Contract Value on any Contract Anniversary, increased by the total Purchase Payments since that Contract Anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that Contract Anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a)  = the withdrawal amount;

(b)  = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

DEATH BENEFIT PAYMENTS

1.   If your spouse is the sole beneficiary:

     (a)  Your spouse may elect to receive the Death Proceeds in a lump sum; or

     (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

          The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

          (i)  over the life of your spouse; or

          (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

          (iii)over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

     (c) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

          Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Subaccounts. This excess will be allocated in proportion to your Contract Value in those Subaccounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

          (i)  transfer all or a portion of the excess among the Subaccounts;

          (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

          (iii)transfer all or a portion of the excess into a combination of Subaccounts and the Guaranteed Maturity Fixed Account.

          Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

          The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Market Value Adjustment.

          Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

          Only one spousal continuation is allowed under this Contract.

          If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2.   If the Beneficiary is not your spouse but is a living person:

     (a)  The Beneficiary may elect to receive the Death Proceeds in a lump sum;
          or

     (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

          The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

          (i)  over the life of the Beneficiary; or


                                  26 PROSPECTUS

          (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

          (iii)over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

     (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Subaccount and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 14 and Transfer Fees on page 30 during this 5 year period.

          The Beneficiary may not pay additional purchase payments into the Contract under this election.

          We reserve the right to offer additional options upon the death of the Contract Owner.

          If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3.   If the Beneficiary is a corporation or other type of non-living person:

     (a)  The Beneficiary may elect to receive the Death Proceeds in a lump sum;
          or

     (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Subaccount and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 14 and Transfer Fees on page 30 during this 5-year period.

          The Beneficiary may not pay additional purchase payments into the contract under this election.

          We reserve the right to offer additional options upon the death of the Contract Owner.

          If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or any Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

.. your spouse if he or she is still alive; or, if he or she is no longer alive,

.. your surviving children equally; or if you have no surviving children,

.. your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.


                                  27 PROSPECTUS

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request.

Different rules may apply to Contracts issued in connection with Qualified
Plans.


CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code.
 Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)  equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We may apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1)   the Death Proceeds;

2)   surrender proceeds;

3)   the amount available for partial withdrawal; and

4)   the amount applied on the Annuity Date to provide annuity payments.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Subaccount(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Subaccount.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.


                                  28 PROSPECTUS

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 22.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 30. Your Contract will terminate if you withdraw all of your Contract Value

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 35.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Subaccounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Subaccounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The Surrender Value will equal the Contract Value adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 30. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3)   at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

1)   when you attain age 59 1/2;

2)   when you terminate your employment with the plan sponsor;

3)   upon your death;

4)   upon your disability as defined in Section 72(m)(7) of the Tax Code; or

5)   in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1)   salary reduction contributions made after December 31, 1988;

2)   income attributable to such contributions; and

3)   income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in


                                  29 PROSPECTUS
our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Subaccount and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.


MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.


CONTRACT CHARGES
We assess charges under the Contract in two ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes; and

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks;

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 6, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Subaccount during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.30% of the average net asset value of each Subaccount. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s); and

2) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 25.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.


ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.


ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Subaccounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.


TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.


                                  30 PROSPECTUS

We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in "Taxes" on page 32.


OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see page 6. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.


                                  31 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE
COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate

Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate

Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                  32 PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln

Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                  33 PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance, as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if


                                  34 PROSPECTUS
the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as investments as:

.. Individual Retirement Annuities (IRAs) under Section 408(b) of the Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension (SEP IRA) under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Section 408(p) of the Code; and

.. Tax Sheltered Annuities under Section 403(b) of the Code.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln

Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored retirement plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, IRAs (excluding Roth IRAs) and TSAs require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


                                  35 PROSPECTUS

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (applies only for IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from employer sponsored retirement plans, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that


                                  36 PROSPECTUS
can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2)   The  deceased   Annuitant  was  the  beneficial  owner  of  the  Individual
     Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

     (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

     (b)  The  Annuitant's   surviving   spouse  has  elected  to  continue  the
          Individual Retirement Account as his or her own Individual Retirement Account; and

     (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Section 408(p) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


                                  37 PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 40.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.


FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit Life Company and the Separate Account are set forth in the Statement of Additional Information.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 80469, Lincoln, Nebraska 68501-0469.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services;


                                  38 PROSPECTUS
calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed one percent of initial Purchase Payments and one percent of account value annually beginning in the second Contract year. From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels. We may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or from any other charge or fee under the Contracts, to cover sales commissions and other promotional or distribution expenses relating to the sale of the Contracts.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit.


ANNUAL REPORTS AND OTHER DOCUMENTS
Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2003, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 South 84th Street, Lincoln, Nebraska 68506 or 800-865-5237.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts.
 The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as


                                  39 PROSPECTUS
filed for the precise terms  of  those  instruments.   You  may  inspect  and
 obtain copies of the registration statement as described on the cover page of this prospectus.


                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION


                                                                            PAGE
THE CONTRACT
  Annuity Payments
  Initial Monthly Annuity Payment
  Subsequent Monthly Payments
  Transfers After Annuity Date
  Annuity Unit Value
  Illustrative Example of Annuity Unit Value calculations
  Illustrative Example of Variable Annuity Payments
EXPERTS
FINANCIAL STATEMENTS





                                  40 PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES

                                  BASIC POLICY

                                    Year ending December 31,
FUND                     1998    1999      2000       2001       2002        2003
------------------------------------------------------------------------------------
AIM V.I. Basic Value
(2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --         --         --
 Accumulation Unit
 Value Ending               --       --         --         --         --         --
 Number of Units
 Outstanding at End of      --       --         --         --         --         --
 Year
------------------------------------------------------------------------------------
Alger American Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.92      15.72      13.21      11.49      7.590
 Accumulation Unit
 Value Ending            11.92    15.72      13.21      11.49      7.590     10.116
 Number of Units
 Outstanding at End of  14,614  110,327    154,964    135,837    126,785    122,137
 Year
------------------------------------------------------------------------------------
Alger American Income
and Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.49      16.14      15.71      13.27      9.019
 Accumulation Unit
 Value Ending            11.49    16.14      15.71      13.27      9.019   $ 11.547
 Number of Units
 Outstanding at End of  61,815   61,815    134,479    145,823    115,625    112,360
 Year
------------------------------------------------------------------------------------
Alger American
Leveraged AllCap
 Accumulation Unit
 Value(1) Beginning      10.00    12.80      22.48      16.66      13.81      9.001
 Accumulation Unit
 Value Ending            12.80    22.48      16.66      13.81      9.001     11.959
 Number of Units
 Outstanding at End of   7,257   80,962    151,988    121,008    133,802    127,480
 Year
------------------------------------------------------------------------------------
Alger American MidCap
Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.59      15.07      16.22      14.95     10.389
 Accumulation Unit
 Value Ending            11.59    15.07      16.22      14.95     10.389     15.141
 Number of Units
 Outstanding at End of   3,707   40,066    148,029    143,773    137,775    220,428
 Year
------------------------------------------------------------------------------------
Alger American Small
Capitalization
 Accumulation Unit
 Value(1) Beginning      10.00    11.31      15.99      11.48       7.98      5.804
 Accumulation Unit
 Value Ending            11.31    15.99      11.48       7.98      5.804          -
 Number of Units
 Outstanding at End of   5,492   19,202     55,329     69,327    143,130          -
 Year
------------------------------------------------------------------------------------
Federated High Income
Bond II
 Accumulation Unit
 Value(1) Beginning      10.00     9.84       9.93       8.91       8.90      8.901
 Accumulation Unit
 Value Ending             9.84     9.93       8.91       8.90      8.901          -
 Number of Units
 Outstanding at End of   6,794   39,637     69,061     97,931    137,497          -
 Year
------------------------------------------------------------------------------------
Federated U.S. Gov't
Securities II
 Accumulation Unit
 Value(1) Beginning      10.00    10.26      10.06      11.01      11.62     12.490
 Accumulation Unit
 Value Ending            10.26    10.06      11.01      11.62     12.490          -
 Number of Units
 Outstanding at End of  13,480   92,305    166,600    249,062    404,746          -
 Year
------------------------------------------------------------------------------------
Federated Capital
Income II
 Accumulation Unit
 Value(1) Beginning      10.00    11.13      11.16      10.02       8.52      6.393
 Accumulation Unit
 Value Ending            11.13    11.16      10.02       8.52      6.393          -
 Number of Units
 Outstanding at End of  18,262   69,241    123,235    141,337    100,899          -
 Year
------------------------------------------------------------------------------------
Fidelity Asset
Manager/SM/
 Accumulation Unit
 Value(1) Beginning      10.00    10.80      11.83      11.21      10.60      9.538
 Accumulation Unit
 Value Ending            10.80    11.83      11.21      10.60      9.538          -
 Number of Units
 Outstanding at End of   2,962   16,640     70,315     78,645     69,512          -
 Year
------------------------------------------------------------------------------------
Fidelity Contrafund
 Accumulation Unit
 Value(1) Beginning      10.00    11.45      14.03      12.92      11.18      9.994
 Accumulation Unit
 Value Ending            11.45    14.03      12.92      11.18      9.994          -
 Number of Units
 Outstanding at End of   9,371  114,581    260,250    297,028    320,055          -
 Year
------------------------------------------------------------------------------------
Fidelity Equity-Income
 Accumulation Unit
 Value(1) Beginning      10.00    10.83      11.35      12.14      11.37      9.314
 Accumulation Unit
 Value Ending            10.83    11.35      12.14      11.37      9.314          -
 Number of Units
 Outstanding at End of  36,057  136,950    208,086    254,071    273,790          -
 Year
------------------------------------------------------------------------------------
Fidelity Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.62      15.75      13.82      11.22      7.735
 Accumulation Unit
 Value Ending            11.62    15.75      13.82      11.22      7.735          -
 Number of Units
 Outstanding at End of   8,616  105,637    212,291    244,606    247,149          -
 Year
------------------------------------------------------------------------------------
Fidelity Index 500
 Accumulation Unit
 Value(1) Beginning      10.00    11.36      13.49      12.07      10.46      8.020
 Accumulation Unit
 Value Ending            11.36    13.49      12.07      10.46      8.020          -
 Number of Units
 Outstanding at End of  33,281  264,642    478,029    532,172    585,195          -
 Year
------------------------------------------------------------------------------------
Fidelity Money Market
 Accumulation Unit
 Value(1) Beginning      10.00    10.14      10.52      11.03      11.33     11.361
 Accumulation Unit
 Value Ending            10.14    10.52      11.03      11.33     11.361          -
 Number of Units
 Outstanding at End of  50,763  309,000  1,573,179  471,1302,  1,642,033          -
 Year
------------------------------------------------------------------------------------
Fidelity Overseas
 Accumulation Unit
 Value(1) Beginning      10.00    10.49      14.76      11.77       9.15      7.193
 Accumulation Unit
 Value Ending            10.49    14.76      11.77       9.15      7.193          -
 Number of Units
 Outstanding at End of   1,800   68,426     27,747    236,023     83,194          -
 Year
------------------------------------------------------------------------------------
Janus Aspen Mid Cap
Growth
 Accumulation Unit
 Value(1) Beginning      10.00    12.26      27.26      18.33      10.94      7.775
 Accumulation Unit
 Value Ending            12.26    27.26      18.33      10.94      7.775          -
 Number of Units
 Outstanding at End of   1,708  121,552    293,510    272,416    176,432          -
 Year
------------------------------------------------------------------------------------
Janus Aspen Balanced
 Accumulation Unit
 Value(1) Beginning      10.00    11.68      14.60      14.07      13.22      12.22
 Accumulation Unit
 Value Ending            11.68    14.60      14.07      13.22      12.22          -
 Number of Units
 Outstanding at End of  20,840  210,584    382,038    422,582     43,841          -
 Year
------------------------------------------------------------------------------------
Janus Aspen Flexible
Income
 Accumulation Unit
 Value(1) Beginning      10.00    10.25      10.27      10.76      11.43     12.449
 Accumulation Unit
 Value Ending            10.25    10.27      10.76      11.43     12.449          -
 Number of Units
 Outstanding at End of  20,382   51,252     75,770     90,759    220,012          -
 Year
------------------------------------------------------------------------------------
Janus Aspen Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.85      16.83      14.18      10.52      7.624
 Accumulation Unit
 Value Ending            11.85    16.83      14.18      10.52      7.624          -
 Number of Units
 Outstanding at End of  14,330  230,318    501,738    500,279    372,560          -
 Year
------------------------------------------------------------------------------------
Janus Aspen Foreign
Stock Service Shares
(3)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.755
 Accumulation Unit
 Value Ending               --       --         --         --      7.755     10.200
 Number of Units
 Outstanding at End of      --       --         --         --     43,841     34,669
 Year
------------------------------------------------------------------------------------
Janus Aspen Worldwide
Growth
 Accumulation Unit
 Value(1) Beginning      10.00    10.68      17.32      14.40      11.01      8.090
 Accumulation Unit
 Value Ending            10.68    17.32      14.40      11.01      8.090
 Number of Units
 Outstanding at End of  37,205  236,941    453,567    394,921    282,326          -
 Year
------------------------------------------------------------------------------------
LSA Basic Value (2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.638
 Accumulation Unit
 Value Ending               --       --         --         --      7.638     10.049
 Number of Units
 Outstanding at End of      --       --         --         --     14,834     53,491
 Year
------------------------------------------------------------------------------------
LSA Balanced (2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      8.669
 Accumulation Unit
 Value Ending               --       --         --         --      8.669     11.047
 Number of Units
 Outstanding at End of      --       --         --         --      2,722     56,744
 Year
------------------------------------------------------------------------------------
LSA MidCap Value (6)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      8.437
 Accumulation Unit
 Value Ending               --       --         --         --      8.437     11.629
 Number of Units
 Outstanding at End of      --       --         --         --     33,469     49,023
 Year
------------------------------------------------------------------------------------
LSA Diversified MidCap
(6)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.783
 Accumulation Unit
 Value Ending               --       --         --         --      7.783     10.192
 Number of Units
 Outstanding at End of      --       --         --         --        946     26,388
 Year
------------------------------------------------------------------------------------
LSA Emerging Growth
Equity (2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      6.861
 Accumulation Unit
 Value Ending               --       --         --         --      6.861      9.941
 Number of Units
 Outstanding at End of      --       --         --         --      3,521     21,986
 Year
------------------------------------------------------------------------------------
LSA Value Equity (2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.912
 Accumulation Unit
 Value Ending               --       --         --         --      7.912     10.177
 Number of Units
 Outstanding at End of      --       --         --         --      2,892     19,080
 Year
------------------------------------------------------------------------------------
MFS Emerging Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.74      20.46      16.22      10.64      6.948
 Accumulation Unit
 Value Ending            11.74    20.46      16.22      10.64      6.948   $  8.923
 Number of Units
 Outstanding at End of   2,345   12,996     45,520     70,405     60,717     53,478
 Year
------------------------------------------------------------------------------------
MFS Investors Trust
 Accumulation Unit
 Value(1) Beginning      10.00    11.19      11.77      11.59       9.61      7.487
 Accumulation Unit
 Value Ending            11.19    11.77      11.59       9.61      7.487   $  9.018
 Number of Units
 Outstanding at End of   6,884   33,404     45,507     44,424     32,452     45,413
 Year
------------------------------------------------------------------------------------
MFS New Discovery
 Accumulation Unit
 Value(1) Beginning      10.00    11.35      19.40      18.75      17.56     11.840
 Accumulation Unit
 Value Ending            11.35    19.40      18.75      17.56     11.840     15.612
 Number of Units
 Outstanding at End of   3,242   27,273     83,327     66,464     80,272     79,295
 Year
------------------------------------------------------------------------------------
MFS Research
 Accumulation Unit
 Value(1) Beginning      10.00    11.07      13.54      12.71       9.87      7.341
 Accumulation Unit
 Value Ending            11.07    13.54      12.71       9.87      7.341      9.027
 Number of Units
 Outstanding at End of       0   17,884     42,165     40,314     31,952     27,428
 Year
------------------------------------------------------------------------------------
MFS Total Return
 Accumulation Unit
 Value(1) Beginning      10.00    10.60      10.78      12.33      12.19     11.398
 Accumulation Unit
 Value Ending            10.60    10.78      12.33      12.19     11.398     13.074
 Number of Units
 Outstanding at End of   4,529   25,481     28,707     69,793    115,760    171,599
 Year
------------------------------------------------------------------------------------
PAVIT PEA Science and
Technology
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.118
 Accumulation Unit
 Value Ending               --       --         --         --      7.118     11.465
 Number of Units
 Outstanding at End of      --       --         --         --      1,883     45,755
 Year
------------------------------------------------------------------------------------
PAVIT OpCap Balanced
(2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --         --         --
 Accumulation Unit
 Value Ending               --       --         --         --         --         --
 Number of Units
 Outstanding at End of      --       --         --         --         --         --
 Year
------------------------------------------------------------------------------------
PAVIT OpCap Small Cap
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.193
 Accumulation Unit
 Value Ending               --       --         --         --      7.193     10.118
 Number of Units
 Outstanding at End of      --       --         --         --     20,624     68,005
 Year
------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap
Fund/VA-Service Class
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      7.839
 Accumulation Unit
 Value Ending               --       --         --         --      7.839     11.151
 Number of Units
 Outstanding at End of      --       --         --         --     42,101    102,849
 Year
------------------------------------------------------------------------------------
PIMCO Foreign Bond
(U.S. Dollar-Hedged)
(7)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00     10.554
 Accumulation Unit
 Value Ending               --       --         --         --     10.554     10.642
 Number of Units
 Outstanding at End of      --       --         --         --     26,788     80,352
 Year
------------------------------------------------------------------------------------
PIMCO Total Return
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00     10.546
 Accumulation Unit
 Value Ending               --       --         --         --     10.546     10.924
 Number of Units
 Outstanding at End of      --       --         --         --    166,159    400,017
 Year
------------------------------------------------------------------------------------
Putnam International
Growth and Income Fund
- Class 1B
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      8.190
 Accumulation Unit
 Value Ending               --       --         --         --      8.190     11.133
 Number of Units
 Outstanding at End of      --       --         --         --      5,356     12,316
 Year
------------------------------------------------------------------------------------
Salomon Brothers
Variable Investors
Fund - Class I (2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --         --         --
 Accumulation Unit
 Value Ending               --       --         --         --         --         --
 Number of Units
 Outstanding at End of      --       --         --         --         --         --
 Year
------------------------------------------------------------------------------------
Scudder Balanced
 Accumulation Unit
 Value(1) Beginning      10.00    11.03      12.55      12.12      11.23      9.403
 Accumulation Unit
 Value Ending            11.03    12.55      12.12      11.23      9.403     10.936
 Number of Units
 Outstanding at End of   3,482   38,133     41,881     80,281     77,586     91,211
 Year
------------------------------------------------------------------------------------
Scudder Bond
 Accumulation Unit
 Value(1) Beginning      10.00    10.18       9.95      10.84      11.31     12.002
 Accumulation Unit
 Value Ending            10.18     9.95      10.84      11.31     12.002     12.435
 Number of Units
 Outstanding at End of   1,861   18,799     91,604    167,519    193,959    228,580
 Year
------------------------------------------------------------------------------------
Scudder Global
Discovery
 Accumulation Unit
 Value(1) Beginning      10.00    10.76      17.61      16.45      12.23      9.660
 Accumulation Unit
 Value Ending            10.76    17.61      16.45      12.23      9.660     14.202
 Number of Units
 Outstanding at End of     313   16,688    104,821     62,136     75,470    110,830
 Year
------------------------------------------------------------------------------------
Scudder Growth and
Income
 Accumulation Unit
 Value(1) Beginning      10.00    10.52      11.00      10.62       9.29      7.041
 Accumulation Unit
 Value Ending            10.52    11.00      10.62       9.29      7.041      8.800
 Number of Units
 Outstanding at End of   7,306   11,386     22,884     23,349     32,426     49,931
 Year
------------------------------------------------------------------------------------
Scudder International
 Accumulation Unit
 Value(1) Beginning      10.00    10.38      15.81      12.21       8.32      6.699
 Accumulation Unit
 Value Ending            10.38    15.81      12.21       8.32      6.699      8.439
 Number of Units
 Outstanding at End of   1,422   11,257    146,023    232,375     43,834     71,345
 Year
------------------------------------------------------------------------------------
STI Capital
Appreciation
 Accumulation Unit
 Value(1) Beginning         --    10.00      10.07      10.23       9.55      7.357
 Accumulation Unit
 Value Ending               --    10.07      10.23       9.55      7.357      8.593
 Number of Units
 Outstanding at End of      --    7,015      4,646      6,412     23,636     15,881
 Year
------------------------------------------------------------------------------------
STI International
Equity (4)
 Accumulation Unit
 Value(1) Beginning         --    10.00      10.50      10.00       8.14      6.537
 Accumulation Unit
 Value Ending               --    10.50      10.00       8.14      6.537      8.851
 Number of Units
 Outstanding at End of      --        0        498     27,581      7,898        311
 Year
------------------------------------------------------------------------------------
STI Value Income Stock
 Accumulation Unit
 Value(1) Beginning         --    10.00       8.63       9.40       9.16      7.499
 Accumulation Unit
 Value Ending               --     8.63       9.40       9.16      7.499      9.104
 Number of Units
 Outstanding at End of      --    1,202      1,202     51,116     37,169     19,281
 Year
------------------------------------------------------------------------------------
Strong Mid Cap Growth
II
 Accumulation Unit
 Value(1) Beginning      10.00    11.41      21.36      17.94      12.24      7.540
 Accumulation Unit
 Value Ending            11.41    21.36      17.94      12.24      7.540      9.980
 Number of Units
 Outstanding at End of       0   41,884     85,612     55,024     46,447     57,966
 Year
------------------------------------------------------------------------------------
Strong Opportunity II
 Accumulation Unit
 Value(1) Beginning      10.00    10.93      14.54      15.28      14.51     10.472
 Accumulation Unit
 Value Ending            10.93    14.54      15.28      14.51     10.472     14.148
 Number of Units
 Outstanding at End of     551    8,063     39,791     73,617    109,377    107,578
 Year
------------------------------------------------------------------------------------
T. Rowe Price Equity
Income
 Accumulation Unit
 Value(1) Beginning      10.00    10.78      11.02      12.29      12.29     10.533
 Accumulation Unit
 Value Ending            10.78    11.02      12.29      12.29     10.533     13.035
 Number of Units
 Outstanding at End of   6,696   33,427     48,566    116,370    165,238    165,668
 Year
------------------------------------------------------------------------------------
T. Rowe Price
International Stock
 Accumulation Unit
 Value(1) Beginning      10.00    10.77      14.16      11.47       8.80      7.091
 Accumulation Unit
 Value Ending            10.77    14.16      11.47       8.80      7.091      9.127
 Number of Units
 Outstanding at End of   2,055   14,390     86,395    336,806     97,272     82,750
 Year
------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap
Growth
 Accumulation Unit
 Value(1) Beginning      10.00    11.50      14.03      14.86      14.51     11.271
 Accumulation Unit
 Value Ending            11.50    14.03      14.86      14.51     11.271     15.381
 Number of Units
 Outstanding at End of   5,872   16,853     68,062     53,877    108,750    142,769
 Year
------------------------------------------------------------------------------------
T. Rowe Price New
America Growth (5)
 Accumulation Unit
 Value(1) Beginning      10.00    11.24      12.50      11.02       9.57      6.768
 Accumulation Unit
 Value Ending            11.24    12.50      11.02       9.57      6.768      9.017
 Number of Units
 Outstanding at End of   1,518   13,132     10,615      9,800     16,062     46,767
 Year
------------------------------------------------------------------------------------
Van Kampen LIT
Aggressive Growth (2)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --         --         --
 Accumulation Unit
 Value Ending               --       --         --         --         --         --
 Number of Units
 Outstanding at End of      --       --         --         --         --         --
 Year
------------------------------------------------------------------------------------
Van Kampen LIT Growth
& Income
 Accumulation Unit
 Value(1) Beginning         --       --         --         --      10.00      8.155
 Accumulation Unit
 Value Ending               --       --         --         --      8.155     10.267
 Number of Units
 Outstanding at End of      --       --         --         --     14,438     76,415
 Year
------------------------------------------------------------------------------------
Van Kampen UIF U.S.
Mid Cap Value (6)
 Accumulation Unit
 Value(1) Beginning         --       --         --         --         --         --
 Accumulation Unit
 Value Ending               --       --         --         --         --         --
 Number of Units
 Outstanding at End of      --       --         --         --         --         --
 Year
------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge, and Administrative Expense Charge. The beginning value for 1998 reflects the Accumulation Unit Value as of August 17, 1998, the effective date of the Registration statement for this Contract.

(2) Effective 4/30/04, the LSA Balanced Fund, LSA Basic Value Fund, LSA Emerging Growth Equity Fund and LSA Value Equity Fund were merged into the PAVIT OpCap Balanced Portfolio, AIM V.I. Basic Value Fund - Series I, Van Kampen LIT Aggressive Growth Portfolio, Class II and Salomon Brothers Variable Investors Fund - Class I, respectively. Accordingly, on 4/30/04, we transferred the value of the LSA Balance Variable Sub-Account, LSA Basic Value Variable Sub-Account, LSA Emerging Growth Equity Variable Sub-Account and LSA Value Equity Variable Sub-Account to the PAVIT OpCap Balanced Variable Sub-Account, AIM V.I. Basic Value Variable Sub-Account, Van Kampen LIT Aggressive Growth Variable Sub-Account and Salomon Brothers Variable Investors Variable Sub-Account, respectively.

(3) Effective 5/1/04 the Janus Aspen Series International Value Portfolio - Service Shares changed its name to the Janus Aspen Foreign Stock Portfolio
     - Service Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

(4) Effective 9/27/02, STI International Equity Fund is no longer available for new investments.

(5) Effective 5/1/04, the T. Rowe Price Mid-Cap Growth Portfolio is no longer available for new investments. If you are currently invested in the T. Rowe Price Mid-Cap Growth Sub-Account you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the Sub-Account in accordance with that program.

(6) Effective 4/30/04, the LSA Diversified Mid-Cap Growth Fund and LSA MidCap Value Fund were merged into the Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I. Accordingly, on 4/30/04, we transferred the value of the LSA Diversified Mid-Cap Growth Variable Sub-Account to the Van Kampen UIF U.S. Mid Cap Value Sub-Account.

(7) Effective 5/1/04, the PIMCO VIT Foreign Bond Portfolio - Administrative Shares changed its name to PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares. We have made a corresponding change in the name of the Variable Sub-Account that invests in this Portfolio.

A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.


                                  45 PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------




                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Purchase Payment:       $ 40,000.00
Guarantee Period:       5 Years
Guaranteed Interest
Rate:                   5% Annual Effective Rate
5-year Treasury Rate
at Time of Purchase
Payment:                6%



The following examples illustrate how the Market Value Adjustment affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The formula that we use to determine the amount of the Market Value Adjustment is:

  .9 x (I - J) x N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 x (.06 - .065) x 4 = -.0180

The Market Value Adjustment is a reduction of $756.00 from the amount withdrawn:

  $ - 756.00 = -.0180 x $42,000.00

As a result, the net amount payable to you would be:

  $41,244.00 = $42,000.00 - $756.00

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

  .9 x (.06 - .055) x 4 = .0180 /(1)/

The Market Value Adjustment would increase the amount withdrawn by $756.00, as follows:

  $756.00 = .0180 x $42,000.00

As a result, the net amount payable to you would be:

  $42,756.00 = $42,000.00 + $756.00

(1) Actual calculation utilizes ten decimal places.

EXAMPLE OF A PARTIAL WITHDRAWAL

If you request a partial withdrawal from a Guarantee Period, we can either (1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.


                                  46 PROSPECTUS

For example, if in the first example you wished to receive $20,000 as a partial withdrawal, we would perform the following calculations

let:    A    =    the amount to be withdrawn from your
                   Contract Value; and
        B    =    the amount of the applicable Market Value
                   Adjustment
Then    A+B  =    $20,000
  -.0180 x A = B
           A = $20,000/(1-.0180) = $20,366.60

:
Accordingly, we would pay you $20,000 and subtract $20,366.60 from your Contract Value. The Market Value Adjustment would be a subtractiion of $366.60

If, however, in the same example, you wished to withdraw $20,000 from your Contract Value and receive the adjusted amount, we would perform the following calculations:

let:            A    =    the amount to be paid to you; and
                B    =    the amount of the applicable Market Value Adjustment
Then     $20,000 + B = A
    -.0180 x $20,000 = -$360.00 = B
and                A = $20,000 - $360.00 = $19,640.00

Accordingly, we would pay you $19,640.00 and subtract $20,000 from your Contract Value. The Market Value Adjustment would be a subtraction of $360.00

                                  47 PROSPECTUS
                       STATEMENT OF ADDITIONAL INFORMATION
  CONSULTANT II FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

  This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-525-9287 or writing to us at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532
              The date of this Statement of Additional Information
                 and of the related Prospectus is: May 1, 2004.

                                TABLE OF CONTENTS

                                                                       PAGE
                                                                       ----
The Contract...........................................................S-2
    Annuity Payments...................................................S-2
    Initial Monthly Annuity Payment....................................S-2
    Subsequent Monthly Payments........................................S-2
    Transfers After Annuity Date.......................................S-2
    Annuity Unit Value.................................................S-3
    Illustrative Example of Annuity Unit Value Calculation.............S-3
    Illustrative Example of Variable Annuity Payments..................S-3

Experts................................................................S-10

Financial Statements...................................................S-10

                                  THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

(a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

(b)  the Payment Option you have selected;

(c)  the payment frequency you have selected;

(d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.



ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each  Subaccount,  we  determine  the Annuity  Unit Value for any  Valuation
Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a)  is the total of:

     (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

     (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

     (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c) is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

        Net Investment Factor = ($11.46/$11.44) - 0.0000380909 = 1.0017102

The amount subtracted from the ratio of the two net asset values (0.0000380909) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.40%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

$101.03523 X 1.0017102  = $101.19847
---------------------
      1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

             First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

            Annuity Units = $633.28/$132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.

                                     EXPERTS

The financial statements and the related financial statement schedules incorporated in this Prospectus by reference from Lincoln Benefit Life Company's Annual Report on Form 10-K for the year ended December 31, 2003, and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included herein and incorporated by reference in the Prospectus, and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Variable Annuity Account as of December 31, 2003, and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2003, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the related financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2003 and 2002, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2003. Our audits also included Schedule I
- Summary of Investments - Other Than Investments In Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other Than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 4, 2004

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
(IN THOUSANDS)                                           2003         2002         2001
                                                      ----------   ----------   ----------
REVENUES
Net investment income                                 $   11,434   $   11,621   $   12,144
Realized capital gains and losses                             73       (4,084)      (1,352)
                                                      ----------   ----------   ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE          11,507        7,537       10,792
Income tax expense                                         4,092        2,629        3,768
                                                      ----------   ----------   ----------

NET INCOME                                                 7,415        4,908        7,024
                                                      ----------   ----------   ----------

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX

Change in unrealized net capital gains and losses         (3,557)       5,892        2,818
                                                      ----------   ----------   ----------

COMPREHENSIVE INCOME                                  $    3,858   $   10,800   $    9,842
                                                      ==========   ==========   ==========

                       See notes to financial statements.


                                       2

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION
                                                                                           DECEMBER 31,
                                                                                   ------------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                   2003            2002
                                                                                   --------------   -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $197,942 and $182,757)   $      209,118   $     199,406
   Short-term                                                                               1,107           3,201
                                                                                   --------------   -------------
      Total investments                                                                   210,225         202,607

Cash                                                                                       23,456         130,249
Reinsurance recoverable from Allstate Life Insurance Company, net                      14,594,260      12,178,831
Reinsurance recoverable from non-affiliates, net                                          692,971         569,569
Current income taxes receivable                                                             1,428             111
Other assets                                                                               69,968          56,325
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL ASSETS                                                               $   17,503,927   $  14,550,913
                                                                                   ==============   =============

LIABILITIES
Contractholder funds                                                               $   13,802,815   $  11,658,966
Reserve for life-contingent contract benefits                                           1,476,314       1,082,690
Unearned premiums                                                                          19,974          14,280
Deferred income taxes                                                                       4,172           4,587
Payable to affiliates, net                                                                 23,332         116,720
Other liabilities and accrued expenses                                                     55,688          57,849
Separate accounts                                                                       1,911,619       1,413,221
                                                                                   --------------   -------------
        TOTAL LIABILITIES                                                              17,293,914      14,348,313
                                                                                   --------------   -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY

Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                   2,500           2,500
Additional capital paid-in                                                                130,305         126,750
Retained income                                                                            69,943          62,528
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                  7,265          10,822
                                                                                   --------------   -------------
        Total accumulated other comprehensive income                                        7,265          10,822
                                                                                   --------------   -------------
        TOTAL SHAREHOLDER'S EQUITY                                                        210,013         202,600
                                                                                   --------------   -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $   17,503,927   $  14,550,913
                                                                                   ==============   =============

                       See notes to financial statements.


                                       3

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003           2002            2001
                                                                         -------------   -------------   -------------
COMMON STOCK                                                             $       2,500   $       2,500   $       2,500
                                                                         -------------   -------------   -------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                     126,750         126,750         126,750
Capital contribution                                                             3,555              --              --
                                                                         -------------   -------------   -------------
Balance, end of year                                                           130,305         126,750         126,750
                                                                         -------------   -------------   -------------

RETAINED INCOME
Balance, beginning of year                                                      62,528          57,620          50,596
Net income                                                                       7,415           4,908           7,024
                                                                         -------------   -------------   -------------
Balance, end of year                                                            69,943          62,528          57,620
                                                                         -------------   -------------   -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                      10,822           4,930           2,112
Change in unrealized net capital gains and losses                               (3,557)          5,892           2,818
                                                                         -------------   -------------   -------------
Balance, end of year                                                             7,265          10,822           4,930
                                                                         -------------   -------------   -------------

TOTAL SHAREHOLDER'S EQUITY                                               $     210,013   $     202,600   $     191,800
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       4

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                                2003            2002            2001
                                                                         -------------   -------------   -------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                               $       7,415   $       4,908   $       7,024
Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization and other non-cash items                                           2            (204)           (531)
     Realized capital gains and losses                                             (73)          4,084           1,352
     Changes in:
       Life-contingent contract benefits and contractholder funds,
         net of reinsurance recoverables                                        (1,358)          4,255             511
       Income taxes                                                                184          (5,332)            922
       Payable to affiliates, net                                              (89,833)         97,527         (25,138)
       Other operating assets and liabilities                                  (10,111)        (15,031)         68,347
                                                                         -------------   -------------   -------------
         Net cash (used in) provided by operating activities                   (93,774)         90,207          52,487
                                                                         -------------   -------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
     Proceeds from sales                                                        19,930          16,847          10,922
     Investment collections                                                     32,686          22,010          15,346
     Investments purchases                                                     (67,729)        (46,266)        (39,422)
Change in short-term investments                                                 2,094           3,655           4,387
                                                                         -------------   -------------   -------------
         Net cash used in investing activities                                 (13,019)         (3,754)         (8,767)
                                                                         -------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                                               (106,793)         86,453          43,720
CASH AT BEGINNING OF YEAR                                                      130,249          43,796              76
                                                                         -------------   -------------   -------------
CASH AT END OF YEAR                                                      $      23,456   $     130,249   $      43,796
                                                                         =============   =============   =============

                       See notes to financial statements.


                                       5

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2003 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The mission of Lincoln Benefit is to assist financial services professionals in meeting their customers' financial protection, savings and retirement needs by providing top-tier products delivered with reliable and efficient service. The Company's product line includes a wide variety of financial protection, savings and retirement products aimed at serving the financial needs of the Company's customers. Products include traditional life, interest-sensitive life, variable life and long-term care insurance, and both variable and fixed annuities. Products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents
(including master brokerage agencies) and broker/dealers. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company is authorized to sell life insurance and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2003, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Recent legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations.

                                       6

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts.
Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed life products are based on a specified interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate accounts products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate accounts contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance,


                                       7

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby the Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. The remaining amounts are ceded to ALIC. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC. Deposits to the separate accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses.
Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.


                                       8

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

STATEMENT OF POSITION 03-01, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES
FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
("SOP NO. 03-01")

     In July 2003, the American Institute of Certified Public Accountants issued
SOP 03-01 which applies to several of the Company's insurance products and product features. The effective date of the SOP is for fiscal years beginning after December 15, 2003. A provision of the SOP requires the establishment of reserves in addition to the account balance for contracts containing certain features that provide guaranteed death or other insurance benefits and guaranteed income benefits. These reserves are not currently established by the Company. When established, these reserves will be ceded to ALIC under the terms of the reinsurance agreements.

PROPOSED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF NO. 03-01")

     The Emerging Issues Task Force ("EITF") is currently deliberating EITF No.
03-01, which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No.
115") and Accounting Principles Board Opinion No. 18, "The Equity Method of
Accounting for Investments in Common Stocks"("APB No. 18"). The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether the impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS No. 115 marketable equity securities, SFAS No. 115 debt securities, and equity and cost method investments subject to APB No. 18) and subsequently decided to use a unified model. Due to the uncertainty of the final model (or models) that may be adopted, the estimated impact to the Company's
Statements of Operations and Comprehensive Income and Financial Position is presently not determinable. In November 2003, the EITF reached a consensus with respect to certain disclosures effective for fiscal years ending after December
15, 2003. Quantitative and qualitative disclosures are required for fixed income and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115. The Company has included those disclosures at December 31, 2003 (see Note 4).

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $112.6 million, $67.4 million and $70.0 million in 2003, 2002 and 2001, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $35.9 million, $33.0 million and $25.8 million for the years ended December
31, 2003, 2002 and 2001, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC


                                       9

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $138 thousand for the year ended December 31, 2003 that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------
(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Premiums and contract charges                                            $     546,741   $     484,684   $     330,799
Interest credited to contractholder funds, contract benefits and
   certain expenses                                                          1,272,290       1,012,038         728,750

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $3.2 million, $19.1 million and $1.5 million from AIC in 2003, 2002 and 2001, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

CAPITAL CONTRIBUTION

     During the third quarter of 2003, the Executive Committee of ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial
Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2003.


                                       10

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                         GROSS UNREALIZED
                                                  AMORTIZED      -------------------------------         FAIR
(IN THOUSANDS)                                      COST             GAINS           LOSSES              VALUE
                                                --------------   --------------   --------------    --------------
AT DECEMBER 31, 2003
U.S. government and agencies                    $       65,632   $        5,448   $         (376)   $       70,704
Corporate                                               77,283            4,985             (892)           81,376
Municipal                                                  503               68                -               571
Asset-backed securities                                 14,203            1,240                -            15,443
Mortgage-backed securities                              40,321            1,015             (312)           41,024
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      197,942   $       12,756   $       (1,580)   $      209,118
                                                ==============   ==============   ==============    ==============

AT DECEMBER 31, 2002
U.S. government and agencies                    $       57,672   $        6,730   $            -    $       64,402
Corporate                                               77,697            6,421              (38)           84,080
Municipal                                                  504               63                -               567
Asset-backed securities                                 14,246            1,350                -            15,596
Mortgage-backed securities                              31,637            2,104                -            33,741
Foreign government                                       1,001               19                -             1,020
                                                --------------   --------------   --------------    --------------
     Total fixed income securities              $      182,757   $       16,687   $          (38)   $      199,406
                                                ==============   ==============   ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2003:

                                                     AMORTIZED       FAIR
(IN THOUSANDS)                                         COST         VALUE
                                                     ----------   ----------
Due in one year or less                              $   10,819   $   11,142
Due after one year through five years                    44,384       47,787
Due after five years through ten years                   69,547       72,851
Due after ten years                                      18,668       20,871
                                                     ----------   ----------
                                                        143,418      152,651
Mortgage and asset-backed securities                     54,524       56,467
                                                     ----------   ----------
     Total                                           $  197,942   $  209,118
                                                     ==========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      11,324   $      11,665   $      11,959
Short-term investments                                                             384             273             598
                                                                         -------------   -------------   -------------
     Investment income, before expense                                          11,708          11,938          12,557
     Investment expense                                                            274             317             413
                                                                         -------------   -------------   -------------
     Net investment income                                               $      11,434   $      11,621   $      12,144
                                                                         =============   =============   =============


                                       11

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $          73   $      (4,084)  $      (1,352)
Income tax (expense) benefit                                                       (26)          1,429             473
                                                                         -------------   -------------   -------------
Realized capital gains and losses, after-tax                             $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Write-downs in value                                                    $            -   $      (4,323)  $           -
Sales - fixed income securities                                                     73             239          (1,352)
                                                                         -------------   -------------   -------------
     Realized capital gains and losses                                              73          (4,084)         (1,352)
     Income tax (expense) benefit                                                  (26)          1,429             473
                                                                         -------------   -------------   -------------
     Realized capital gains and losses, after-tax                        $          47   $      (2,655)  $        (879)
                                                                         =============   =============   =============

     Excluding the effects of calls and prepayments, gross gains of $289 thousand, $471 thousand and $123 thousand and gross losses of $216 thousand, $232 thousand and $1.5 million were realized on sales of fixed income securities during 2003, 2002 and 2001, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2003 are as follows:

                                                                         GROSS UNREALIZED
                                                     FAIR         -------------------------------      UNREALIZED
(IN THOUSANDS)                                      VALUE             GAINS            LOSSES          NET GAINS
                                                --------------    --------------   --------------    --------------
Fixed income securities                         $      209,118    $       12,756   $       (1,580)   $       11,176
Deferred income taxes                                                                                        (3,911)
                                                                                                     --------------
Unrealized net capital gains and losses                                                              $        7,265
                                                                                                     ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                               2003            2002            2001
                                                                         -------------   -------------   -------------
Fixed income securities                                                  $      (5,473)  $       9,064   $       4,336
Deferred income taxes                                                            1,916          (3,172)         (1,518)
                                                                         -------------   -------------   -------------
(Decrease) increase in unrealized net capital gains and losses           $      (3,557)  $       5,892   $       2,818
                                                                         =============   =============   =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.


                                       12

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, 2003, the Company has unrealized losses of $1.6 million which relate to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which are investment grade and which have been in an unrealized loss position for a period less than 12 months. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a Moody's rating of Aaa, Aa, A or Baa; a
Standard & Poor's ("S&P") rating of AAA, AA, A or BBB; or a comparable internal rating. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. As of December 31, 2003, the Company has the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2003, fixed income securities with a carrying value of $9.9 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                    DECEMBER 31, 2003            DECEMBER 31, 2002
                                                -------------------------   --------------------------
                                                  CARRYING       FAIR         CARRYING        FAIR
(IN THOUSANDS)                                     VALUE         VALUE         VALUE          VALUE
                                                -----------   -----------   -----------   ------------
Fixed income securities                         $   209,118   $   209,118   $   199,406   $    199,406
Short-term investments                                1,107         1,107         3,201          3,201
Separate accounts                                 1,911,619     1,911,619     1,413,221      1,413,221

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                      DECEMBER 31, 2003           DECEMBER 31, 2002
                                               ---------------------------   -------------------------
                                                 CARRYING         FAIR         CARRYING       FAIR
(IN THOUSANDS)                                     VALUE          VALUE         VALUE         VALUE
                                               ------------   ------------   -----------   -----------
Contractholder funds on investment contracts   $ 11,646,022   $ 11,201,101   $ 9,702,733   $ 9,445,862
Separate accounts                                 1,911,619      1,911,619     1,413,221     1,413,221

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.


                                       13

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2003 or 2002.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                               2003           2002
                                                         ------------   ------------
Immediate annuities:
   Structured settlement annuities                       $    600,275   $    384,419
   Other immediate annuities                                   74,524         32,872
Traditional life                                              642,126        569,500
Other                                                         159,389         95,899
                                                         ------------   ------------
   Total reserve for life-contingent contract benefits   $  1,476,314   $  1,082,690
                                                         ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

            PRODUCT                         MORTALITY                 INTEREST RATE             ESTIMATION METHOD
---------------------------------   -------------------------   -------------------------   ------------------------
Structured settlement annuities     U.S. population with        Interest rate assumptions   Present value of
                                    projected calendar year     range from 5.5% - 7.5%      contractually specified
                                    improvements; age                                       future benefits
                                    setbacks for impaired
                                    lives grading to standard

Other immediate annuities           1983 group annuity          Interest rate assumptions   Present value of
                                    mortality table             range from 3.0% - 8.8%      expected future benefits
                                                                                            based on historical
                                                                                            experience

Traditional                         life Actual company experience Interest rate
                                    assumptions Net level premium plus loading
                                    range from 4.0% - 8.0% reserve method using
                                    the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other                               Actual company experience                               Net level premium
                                    plus loading                                            reserve method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                  2003             2002
                                            -------------   -------------
Interest-sensitive life                     $   2,177,330   $   2,014,313
Investment contracts:
     Immediate annuities                          356,620         286,722
     Fixed annuities                           11,268,865       9,357,931
                                            -------------   -------------
     Total contractholder funds             $  13,802,815   $  11,658,966
                                            =============   =============


                                       14

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:
         PRODUCT                  INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
-------------------------   --------------------------   ---------------------------------
Interest-sensitive life     Interest rates credited      Either a percentage of account
                            range from 2.0% - 6.0%       balance or dollar amount grading
                                                         off generally over 20 years

Investment                  contracts Interest rates credited Either a declining
                            or a level range from 2.8% to 6.0% percentage charge
                            generally over for immediate annuities nine years or
                            less. Additionally, and 0.0% - 15.5% for fixed
                            approximately 50.7% of fixed annuities (which
                            include annuities are subject to market
                            equity-indexed annuities value adjustment for whose
                            returns are indexed discretionary withdrawals.
                            to the S&P 500)

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2003            2002
                                                    --------------   -------------
Balance, beginning of year                          $   11,658,966   $   9,287,599
Deposits                                                 2,678,157       2,868,550
Benefits and withdrawals                                (1,022,329)       (829,169)
Interest credited to contractholder funds                  654,439         524,477
Transfers (to) from Separate accounts                      (64,084)        (61,537)
Contract charges                                          (135,376)       (114,906)
Other adjustments                                           33,042         (16,048)
                                                    --------------   -------------
Balance, end of year                                $   13,802,815   $  11,658,966
                                                    ==============   =============

7. REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company continues to have primary liability as the direct insurer for risks reinsured. Estimating the amount of reinsurance recoverable is impacted by many of the uncertainties involved in the establishment of loss reserves. The Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                           2003          2002          2001
                                                      -----------   ----------   -----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                $   870,257   $  689,970   $   572,949
Assumed                                                         2            2             4
Ceded:
   Affiliate                                             (546,741)    (484,684)     (330,799)
   Non-affiliate                                         (323,518)    (205,288)     (242,154)
                                                      -----------   ----------   -----------
Premiums and contract charges, net of reinsurance     $         -   $        -   $         -
                                                      ===========   ==========   ===========

                                       15

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                      2003            2002            2001
                                                                ------------    ------------    ------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                          $  1,602,127    $  1,343,929    $  1,007,684
Assumed                                                                  202               -               -
Ceded:
   Affiliate                                                      (1,272,290)     (1,012,038)       (728,750)
   Non-affiliate                                                    (330,039)       (331,891)       (278,934)
                                                                ------------    ------------    ------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance            $          -    $          -    $          -
                                                                ============    ============    ============

8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $879 thousand, $1.1 million and $1.1 million in 2003, 2002 and 2001, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2003 are as follows:

                                          OPERATING
(IN THOUSANDS)                             LEASES
                                         -----------
2004                                     $       953
2005                                             657
2006                                             116
2007                                              56
2008                                               4
Thereafter                                         -
                                         -----------
                                         $     1,786
                                         ===========

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits.
The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     In addition, the Company indemnifies its directors, officers and other individuals serving at the request


                                       16

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the Company as a director or officer to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2003.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

     AIC is defending various lawsuits involving worker classification issues.
These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair
Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal
Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently defending a nationwide class action alleging, among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. Plaintiff filed notice of appeal and the Company filed a cross appeal. The outcome of the appeal is currently uncertain. The Company has been vigorously defending this suit.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of lawsuits, some of which involve claims for substantial or indeterminate amounts. This litigation is based on a variety of issues including insurance and claim settlement practices. The outcome of these disputes is currently unpredictable. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not


                                       17

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

expected to have a material effect on the results of operations, liquidity or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

(IN THOUSANDS)

                                                2003         2002
                                             ---------    ---------
DEFERRED ASSETS
Difference in tax bases of investments       $       -    $   1,195
Other assets                                         -           55
                                             ---------    ---------
     Total deferred assets                           -        1,250

DEFERRED LIABILITIES
Unrealized net capital gains                    (3,911)      (5,827)
Difference in tax bases of investments            (248)           -
Other liabilities                                  (13)         (10)
                                             ---------    ---------
     Total deferred liabilities                 (4,172)      (5,837)
                                             ---------    ---------
         Net deferred liabilities            $  (4,172)   $  (4,587)
                                             =========    =========

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                               2003       2002        2001
                                          ---------   ---------   --------
Current                                   $   2,999   $   4,204   $  3,706
Deferred                                      1,093      (1,575)        62
                                          ---------   ---------   --------
     Total income tax expense             $   4,092   $   2,629   $  3,768
                                          =========   =========   ========

     The Company paid income taxes of $4.3 million, $8.0 million and $2.8 million in 2003, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                           2003     2002     2001
                                          ------   ------   ------
Statutory federal income tax rate           35.0%    35.0%    35.0%
Adjustment for prior year liabilities        0.7        -        -
Tax exempt income                           (0.1)    (0.1)    (0.1)
                                          ------   ------   ------
Effective income tax rate                   35.6%    34.9%    34.9%
                                          ======   ======   ======

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at


                                       18

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

December 31, 2003, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10. STATUTORY FINANCIAL INFORMATION

     The following table reconciles net income for the years ended December 31, and shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                            NET INCOME                 SHAREHOLDER'S EQUITY
                                                ---------------------------------    ------------------------
(IN THOUSANDS)                                    2003         2002        2001         2003          2002
                                                --------    ---------    --------    ----------    ----------
Balance per GAAP                                $  7,415    $   4,908    $  7,024    $  210,013    $  202,600
Unrealized gain on fixed income securities             -            -           -       (11,176)      (16,649)
Deferred income taxes                              1,093       (1,575)         62         3,956         6,695
Reserves and non-admitted assets                   2,990         (315)        245           (91)       (2,368)
Other                                             (3,108)           9         112          (563)        4,600
                                                --------    ---------    --------    ----------    ----------
Balance per statutory accounting practices      $  8,390    $   3,027    $  7,443    $  202,139    $  194,878
                                                ========    =========    ========    ==========    ==========

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska.
Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioner ("NAIC")
Accounting Practices and Procedures Manual ("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2004 without prior approval of the Nebraska
Department of Insurance is $20.0 million.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December
31, 2003, RBC for the Company was above a level that would require regulatory action.


                                       19

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                               2003
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                              PRETAX        TAX         TAX
                                                                 ---------   ---------   ---------
   Unrealized holding (losses) gains arising during the period   $  (5,349)  $   1,873   $  (3,476)
   Less: reclassification adjustments                                  124         (43)         81
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                          (5,473)      1,916      (3,557)
                                                                 ---------   ---------   ---------
   Other comprehensive (loss) income                             $  (5,473)  $   1,916   $  (3,557)
                                                                 =========   =========   =========

                                                                               2002
                                                                 ---------------------------------
                                                                                           AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX         TAX
                                                                 ---------   ---------   ----------
   Unrealized holding gains arising during the period            $   4,980   $  (1,743)  $    3,237
   Less: reclassification adjustments                               (4,084)      1,429       (2,655)
                                                                 ---------   ---------   ----------
   Unrealized net capital gains and losses                           9,064      (3,172)       5,892
                                                                 ---------   ---------   ----------
   Other comprehensive income                                    $   9,064   $  (3,172)  $    5,892
                                                                 =========   =========   ==========

                                                                               2001
                                                                 ---------------------------------
                                                                                          AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                               PRETAX       TAX        TAX
                                                                 ---------   ---------   ---------
   Unrealized holding gains arising during the period            $   2,984   $  (1,045)  $   1,939
   Less: reclassification adjustments                               (1,352)        473        (879)
                                                                 ---------   ---------   ---------
   Unrealized net capital gains and losses                           4,336      (1,518)      2,818
                                                                 ---------   ---------   ---------
   Other comprehensive income                                    $   4,336   $  (1,518)  $   2,818
                                                                 =========   =========   =========

                                       20

                                   ---------------------------------------------
                                   LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2003 AND FOR THE PERIODS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2003, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2003, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable
                                      Insurance Funds
                                        Sub-Account                       The Alger American Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                       AIM V. I. Dent                          Income &           Leveraged           MidCap
                                        Demographics         Growth             Growth              AllCap            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,255,086  $      22,973,569  $      26,065,126  $      18,032,401  $      31,401,837
Contracts in payout (annuitization)
  period                                        11,989             26,972             55,624             16,402              6,319
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,267,075  $      23,000,541  $      26,120,750  $      18,048,803  $      31,408,156
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            243,201            690,914          2,787,700            642,535          1,706,965
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,097,090  $      29,984,360  $      30,564,604  $      21,374,436  $      31,280,513
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.72  $            6.17  $            6.74  $            5.45  $            8.70
                                     =================  =================  =================  =================  =================
   Highest                           $            8.87  $           11.60  $           12.62  $           13.60  $           15.90
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                            The Alger
                                         The Alger        American Fund
                                       American Fund      (Series - S)
                                        Sub-Accounts       Sub-Account             Federated Insurance Series Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                                                 Federated
                                                                              Federated         Fund for U.S.       Federated
                                          Small               Growth        Capital Income       Governement       High Income
                                      Capitalization       (Series - S)         Fund II         Securities II      Bond Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      12,919,300  $       1,699,275  $       9,078,418  $      57,254,454  $      27,520,549
Contracts in payout (annuitization)
  period                                         5,425                  -             34,201             24,549             23,087
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      12,924,725  $       1,699,275  $       9,112,619  $      57,279,003  $      27,543,636
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            743,655             51,214          1,079,694          4,866,525          3,447,264
                                     =================  =================  =================  =================  =================
   Cost of investments               $      11,985,500  $       1,607,020  $      11,702,220  $      56,060,529  $      25,956,563
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            5.06  $           12.29  $            6.86  $           12.01  $           10.58
                                     =================  =================  =================  =================  =================
   Highest                           $            8.21  $           12.36  $           12.28  $           15.50  $           15.76
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                         Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Asset                            VIP Equity-
                                          Manager        VIP Contrafund         Income           VIP Growth       VIP Index 500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      18,132,156  $      69,151,042  $      76,775,052  $      53,287,592  $      68,555,890
Contracts in payout (annuitization)
  period                                        30,832             22,293             48,896             72,138             97,848
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      18,162,988  $      69,173,335  $      76,823,948  $      53,359,730  $      68,653,738
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,256,085          2,990,633          3,314,234          1,719,063            544,309
                                     =================  =================  =================  =================  =================
   Cost of investments               $      18,859,130  $      65,402,486  $      72,886,159  $      63,606,935  $      69,958,714
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.38  $            9.08  $           10.76  $            6.08  $            7.52
                                     =================  =================  =================  =================  =================
   Highest                           $           16.44  $           19.33  $           23.74  $           21.45  $           10.74
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance                     Fidelity Variable Insurance
                                          Products Fund Sub-Accounts            Products Fund (Service Class 2) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                               VIP Equity-                        VIP Investment
                                         VIP Money                               Income          VIP Growth         Grade Bond
                                           Market         VIP Overseas     (Service Class 2)  (Service Class 2)  (Service Class 2)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      66,172,757  $      14,740,378  $       6,793,262  $       3,785,077  $      18,387,504
Contracts in payout (annuitization)
  period                                       180,949             34,270             31,781                  -             66,044
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      66,353,706  $      14,774,648  $       6,825,043  $       3,785,077  $      18,453,548
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                         66,353,706            947,700            297,258            123,212          1,366,929
                                     =================  =================  =================  =================  =================
   Cost of investments               $      66,353,706  $      14,370,362  $       5,817,939  $       3,577,577  $      17,993,203
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.37  $            7.21  $            9.91  $           12.39  $           11.06
                                     =================  =================  =================  =================  =================
   Highest                           $           13.44  $           13.88  $           10.10  $           12.46  $           11.41
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable
                                         Insurance
                                       Products Fund                                            J. P. Morgan          Janus
                                     (Service Class 2)         Goldman Sachs Variable          Series Trust II     Aspen Series
                                        Sub-Accounts        Insurance Trust Sub-Accounts         Sub-Account       Sub-Accounts
                                     -----------------  ------------------------------------  -----------------  -----------------
                                       VIP Overseas         VIT CORE       VIT International
                                     (Service Class 2)  Small Cap Equity        Equity          Small Company        Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       1,811,624  $       4,670,171  $       3,641,963  $       4,015,340  $      75,647,926
Contracts in payout (annuitization)
  period                                             -                  -             18,894              6,349            178,322
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       1,811,624  $       4,670,171  $       3,660,857  $       4,021,689  $      75,826,248
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            116,879            359,520            386,574            286,038          3,299,663
                                     =================  =================  =================  =================  =================
   Cost of investments               $       1,541,559  $       4,040,459  $       3,932,331  $       3,743,342  $      75,512,828
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.21  $           15.10  $            8.61  $           11.41  $            9.27
                                     =================  =================  =================  =================  =================
   Highest                           $           10.89  $           15.22  $            8.68  $           11.51  $           25.48
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus
                                                                                                                   Aspen Series
                                                                                                                 (Service Shares)
                                                           Janus Aspen Series Sub-Accounts                         Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                  International
                                         Flexible                               Mid Cap           Worldwide       Value (Service
                                          Income              Growth            Growth             Growth             Shares)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      29,719,409  $      52,028,432  $      29,451,464  $      58,848,957  $       3,877,438
Contracts in payout (annuitization)
  period                                        15,923             11,988              6,308             18,315                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      29,735,332  $      52,040,420  $      29,457,772  $      58,867,272  $       3,877,438
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          2,380,731          2,706,210          1,376,531          2,279,910            324,472
                                     =================  =================  =================  =================  =================
   Cost of investments               $      29,080,638  $      66,638,981  $      48,051,263  $      70,551,475  $       3,223,543
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           12.48  $            5.75  $            3.71  $            5.56  $           10.13
                                     =================  =================  =================  =================  =================
   Highest                           $           19.15  $           19.98  $           19.29  $           21.93  $           12.02
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                        Aspen Series
                                      (Service Shares)            Lazard Retirement                  LSA Variable Series
                                        Sub-Accounts          Series, Inc. Sub-Accounts               Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         Worldwide                                                   LSA
                                      Growth (Service       Emerging         International       Aggressive
                                           Shares)           Markets            Equity              Growth         LSA Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,217,490
Contracts in payout (annuitization)
  period                                             -                  -                  -                  -             38,580
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,625,588  $       3,074,597  $       1,930,695  $       2,279,279  $      21,256,070
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            102,163            286,542            185,822            256,387          2,073,763
                                     =================  =================  =================  =================  =================

   Cost of investments               $       2,363,952  $       2,408,391  $       1,858,999  $       1,999,696  $      19,165,263
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.47  $           12.79  $            8.30  $            8.54  $            9.71
                                     =================  =================  =================  =================  =================
   Highest                           $            9.52  $           14.54  $            8.37  $            9.98  $           11.56
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                    LSA                LSA
                                         LSA Basic           LSA Blue         LSA Capital         Capital          Diversified
                                           Value               Chip          Appreciation          Growth            Mid Cap
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      17,737,505  $       9,686,387  $       4,000,164  $       6,797,032  $       8,814,083
Contracts in payout (annuitization)
  period                                        17,087                  -                  -             23,317                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      17,754,592  $       9,686,387  $       4,000,164  $       6,820,349  $       8,814,083
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,764,870          1,089,582            437,176            800,510            819,915
                                     =================  =================  =================  =================  =================
   Cost of investments               $      15,146,810  $       8,782,967  $       3,531,222  $       6,787,536  $       7,696,218
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.60  $            8.61  $            8.92  $            8.40  $           10.12
                                     =================  =================  =================  =================  =================
   Highest                           $           10.07  $            9.85  $           10.49  $            9.96  $           10.43
                                     =================  =================  =================  =================  =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    MFS Variable
                                                                                                                  Insurance Trust
                                                     LSA Variable Series Trust Sub-Accounts                        Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                           LSA
                                         Emerging          LSA Equity         LSA Mid Cap         LSA Value        MFS Emerging
                                       Growth Equity         Growth              Value              Equity        Growth Series
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      10,367,563  $      10,029,166  $      14,058,459  $      12,358,691  $       6,667,306
Contracts in payout (annuitization)
  period                                         1,225              6,298              8,320             72,711             18,617
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      10,368,788  $      10,035,464  $      14,066,779  $      12,431,402  $       6,685,923
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,491,912          1,343,436          1,062,446          1,170,565            431,072
                                     =================  =================  =================  =================  =================
   Cost of investments               $      10,953,545  $       9,586,606  $      12,021,256  $      11,451,494  $       9,487,443
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.03  $            7.56  $           11.55  $            9.33  $            4.43
                                     =================  =================  =================  =================  =================
   Highest                           $            9.97  $           11.64  $           13.42  $           11.62  $            9.00
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   MFS Variable
                                                                                                                     Insurance
                                                                                                                  Trust (Service
                                                                                                                      Class)
                                                      MFS Variable Insurance Trust Sub-Accounts                    Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                     MFS New
                                                             MFS New                                                Discovery
                                       MFS Investors        Discovery        MFS Research         MFS Total           Series
                                       Trust Series          Series             Series          Return Series     (Service Class)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,566,486  $      12,447,982  $       4,295,760  $      28,075,981  $       4,137,521
Contracts in payout (annuitization)
  period                                             -              5,065                  -             84,118                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------

   Total net assets                  $       6,566,486  $      12,453,047  $       4,295,760  $      28,160,099  $       4,137,521
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            401,866            892,052            321,780          1,438,207            298,738
                                     =================  =================  =================  =================  =================

   Cost of investments               $       6,976,184  $      11,847,698  $       5,372,255  $      26,191,146  $       3,652,629
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            7.57  $            7.37  $            6.23  $           11.74  $            8.99
                                     =================  =================  =================  =================  =================

   Highest                           $            9.09  $           15.74  $            9.10  $           13.18  $            9.83
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       MFS Variable       Oppenheimer          Panorama
                                         Insurance      Variable Account     Series Fund,
                                      Trust (Service     Funds (Service      Inc. (Service
                                          Class)          Class ("SC"))      Class ("SC"))         PIMCO Advisors Variable
                                       Sub-Accounts        Sub-Account        Sub-Account        Insurance Trust Sub-Accounts
                                     -----------------  -----------------  -----------------  ------------------------------------
                                                          Oppenheimer
                                            MFS           Main Street         Oppenheimer
                                     Utilities Series      Small Cap         International                            OpCap
                                      (Service Class)     Growth (SC)         Growth (SC)       OpCap Equity        Small Cap
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       2,370,516  $      17,127,602  $       1,613,304  $       4,693,669  $      16,291,823
Contracts in payout (annuitization)
  period                                        18,946              9,855                  -                  -             14,013
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       2,389,462  $      17,137,457  $       1,613,304  $       4,693,669  $      16,305,836
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            150,565          1,278,915          1,390,779            144,599            531,481
                                     =================  =================  =================  =================  =================
   Cost of investments               $       2,029,475  $      14,301,753  $       1,410,592  $       4,401,241  $      14,271,927
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.94  $           11.08  $            9.55  $           10.28  $           10.05
                                     =================  =================  =================  =================  =================
   Highest                           $           11.19  $           12.16  $           10.10  $           10.37  $           17.59
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      PIMCO Advisors
                                         Variable
                                      Insurance Trust
                                       Sub-Accounts                   PIMCO Variable Insurance Trust Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                            PEA
                                        Science and                                                PIMCO              PIMCO
                                         Technology        Foreign Bond       Money Market       Real Return       Total Return
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      14,357,152  $      14,422,875  $      26,567,452  $       1,261,772  $      77,822,068
Contracts in payout (annuitization)
  period                                         2,646              7,449             71,942                  -            127,596
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      14,359,798  $      14,430,324  $      26,639,394  $       1,261,772  $      77,949,664
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          7,326,427          1,438,716         26,639,394            102,085          7,524,099
                                     =================  =================  =================  =================  =================
   Cost of investments               $      12,863,254  $      14,596,678  $      26,639,394  $       1,255,675  $      77,094,431
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            2.89  $           10.57  $            9.79  $           10.42  $           10.85
                                     =================  =================  =================  =================  =================
   Highest                           $           11.49  $           12.55  $           10.71  $           10.48  $           13.11
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                      Insurance Trust            Putnam Variable                         Rydex Variable
                                        Sub-Accounts            Trust Sub-Accounts                     Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         StocksPLUS                        VT International                           Rydex
                                         Growth and                           Growth and                              Sector
                                           Income         VT High Yield         Income            Rydex OTC          Rotation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $       6,969,572  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
Contracts in payout (annuitization)
  period                                        10,972                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $       6,980,544  $       6,502,047  $       3,957,084  $       3,120,861  $          99,141
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            753,838            818,898            349,875            237,147              9,835
                                     =================  =================  =================  =================  =================

   Cost of investments               $       6,561,054  $       5,959,466  $       3,267,884  $       2,685,751  $          95,193
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.10  $           11.89  $           10.74  $            4.95  $           12.41
                                     =================  =================  =================  =================  =================
   Highest                           $            9.18  $           12.09  $           11.16  $            8.48  $           12.47
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                      Salomon Brothers
                                       Variable Series                                                               Scudder
                                           Funds                      Scudder Variable Insurance                 Variable Series I
                                        Sub-Account                  Trust (Class B) Sub-Accounts                  Sub-Accounts
                                     -----------------  -------------------------------------------------------  -----------------
                                                              EAFE              Equity            Small Cap
                                                           Equity Index        500 Index            Index
                                          All Cap           (Class B)          (Class B)          (Class B)          Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      10,727,429  $          37,910  $       1,333,005  $         753,128  $      19,774,304
Contracts in payout (annuitization)
  period                                        21,816                  -                  -                  -             29,218
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      10,749,245  $          37,910  $       1,333,005  $         753,128  $      19,803,522
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            688,172              4,623            114,618             61,580          1,771,335
                                     =================  =================  =================  =================  =================
   Cost of investments               $       9,503,685  $          34,485  $       1,237,713  $         714,287  $      21,526,110
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            9.63  $           13.13  $           12.06  $           13.81  $            8.60
                                     =================  =================  =================  =================  =================
   Highest                           $           13.69  $           13.17  $           12.12  $           13.87  $           19.27
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   STI Classic
                                                                                                                  Variable Trust
                                                        Scudder Variable Series I Sub-Accounts                     Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                              Global          Growth and                           STI Capital
                                            Bond            Discovery           Income          International      Appreciation
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total assets                     $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      20,813,393  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
Contracts in payout (annuitization)
  period                                       107,823                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Total net assets                 $      20,921,216  $       7,673,251  $       3,858,500  $       3,444,174  $       1,871,307
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
    Number of shares                         2,971,764            739,234            453,941            416,970            121,435
                                     =================  =================  =================  =================  =================
    Cost of investments              $      20,361,233  $       6,696,492  $       3,998,372  $       3,444,833  $       1,820,384
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
    Lowest                           $           12.03  $            7.78  $            7.85  $            5.95  $            7.99
                                     =================  =================  =================  =================  =================
    Highest                          $           15.13  $           14.32  $            8.87  $            8.51  $            8.65
                                     =================  =================  =================  =================  =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                Strong         Strong Variable       T. Rowe
                                                                              Opportunity         Insurance        Price Equity
                                              STI Classic Variable           Fund II, Inc.       Funds, Inc.       Series, Inc.
                                               Trust Sub-Accounts             Sub-Account        Sub-Account       Sub-Accounts
                                     ------------------------------------  -----------------  -----------------  -----------------
                                                                                                   Mid Cap           T. Rowe
                                       STI International     STI Value        Opportunity          Growth          Price Equity
                                           Equity          Income Stock         Fund II            Fund II            Income
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $          90,500  $       1,856,773  $      16,527,266  $       7,397,519  $      28,279,189
Contracts in payout (annuitization)
  period                                             -                  -             18,130              5,672             31,839
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $          90,500  $       1,856,773  $      16,545,396  $       7,403,191  $      28,311,028
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                              9,597            147,363            871,269            539,198          1,402,230
                                     =================  =================  =================  =================  =================
   Cost of investments               $          77,946  $       1,747,349  $      15,967,670  $       9,469,490  $      25,805,531
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.09  $            9.00  $            9.28  $            4.43  $           12.07
                                     =================  =================  =================  =================  =================
   Highest                           $            8.91  $           11.28  $           14.26  $           10.06  $           13.14
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                             T. Rowe Price
                                                                             International
                                             T. Rowe Price Equity             Series, Inc.        The Universal Institutional
                                           Series, Inc. Sub-Accounts          Sub-Account          Funds, Inc. Sub-Accounts
                                     ------------------------------------  -----------------  ------------------------------------
                                       T. Rowe Price      T. Rowe Price      T. Rowe Price       Van Kampen         Van Kampen
                                          Mid-Cap          New America       International        UIF High          UIF Mid Cap
                                          Growth             Growth              Stock              Yield              Core
                                     -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total assets                      $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     =================  =================  =================  =================  =================

NET ASSETS
Accumulation units                   $      26,884,540  $       3,384,540  $       4,715,463  $       5,588,140  $       6,227,531
Contracts in payout (annuitization)
  period                                         6,404             13,421                  -             42,862                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
   Total net assets                  $      26,890,944  $       3,397,961  $       4,715,463  $       5,631,002  $       6,227,531
                                     =================  =================  =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                          1,351,304            193,616            394,930            794,218            419,928
                                     =================  =================  =================  =================  =================
   Cost of investments               $      23,015,082  $       3,168,720  $       4,417,343  $       5,345,069  $       5,613,622
                                     =================  =================  =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $           10.29  $            7.28  $            6.72  $            9.68  $           12.35
                                     =================  =================  =================  =================  =================
   Highest                           $           15.51  $            9.09  $            9.20  $           10.77  $           12.45
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------

                                                          The Universal
                                       The Universal      Institutional       Van Kampen
                                       Institutional       Funds, Inc.      Life Investment
                                        Funds, Inc.        (Class II)       Trust (Class II)
                                       Sub-Accounts        Sub-Account        Sub-Account
                                     -----------------  -----------------  -----------------
                                                          Van Kampen
                                        Van Kampen         UIF U.S.           LIT Growth
                                        UIF Mid Cap       Real Estate         and Income
                                          Growth          (Class II)          (Class II)
                                     -----------------  -----------------  -----------------
ASSETS
Investments at fair value            $       5,413,708  $         871,235  $      17,817,199
                                     -----------------  -----------------  -----------------
   Total assets                      $       5,413,708  $         871,235  $      17,817,199
                                     =================  =================  =================

NET ASSETS
Accumulation units                   $       5,402,859  $         871,235  $      17,812,570
Contracts in payout (annuitization)
  period                                        10,849                  -              4,629
                                     -----------------  -----------------  -----------------
   Total net assets                  $       5,413,708  $         871,235  $      17,817,199
                                     =================  =================  =================

FUND SHARE INFORMATION
   Number of shares                            635,412             56,064          1,046,224
                                     =================  =================  =================
   Cost of investments               $       5,747,603  $         830,958  $      15,451,594
                                     =================  =================  =================

ACCUMULATION UNIT FAIR VALUE
   Lowest                            $            8.27  $           12.72  $           10.02
                                     =================  =================  =================
   Highest                           $            8.34  $           12.78  $           10.29
                                     =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                       AIM Variable
                                      Insurance Funds
                                        Sub-Account                        The Alger American Fund Sub-Accounts
                                     -----------------  --------------------------------------------------------------------------
                                       AIM V. I. Dent                          Income &           Leveraged           MidCap
                                        Demographics         Growth             Growth              AllCap            Growth
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $          67,659  $               -  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (14,601)          (228,829)          (285,732)          (208,403)          (277,877)
  Administrative expense                          (981)           (19,762)           (24,121)           (16,774)           (22,882)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (15,582)          (248,591)          (242,194)          (225,177)          (300,759)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          242,218          5,036,799          9,991,171         14,301,962          5,838,249
  Cost of investments sold                     238,774          8,354,090         13,690,066         17,580,232          7,640,882
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     3,444         (3,317,291)        (3,698,895)        (3,278,270)        (1,802,633)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  3,444         (3,317,291)        (3,698,895)        (3,278,270)        (1,802,633)

Change in unrealized gains (losses)            309,524          8,691,282          9,464,821          7,891,350          9,799,004
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            312,968          5,373,991          5,765,926          4,613,080          7,996,371
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         297,386  $       5,125,400  $       5,523,732  $       4,387,903  $       7,695,612
                                     =================  =================  =================  =================  =================

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                           The Alger
                                         The Alger       American Fund
                                       American Fund      (Series - S)
                                        Sub-Accounts       Sub-Account             Federated Insurance Series Sub-Accounts
                                     -----------------  -----------------  -------------------------------------------------------
                                                                                                  Federated
                                                                               Federated        Fund for U.S.       Federated
                                          Small             Growth          Capital Income       Government        High Income
                                      Capitalization    (Series - S) (a)      Fund II (b)       Securities II      Bond Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $         533,303  $       3,096,089  $       1,589,428
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (119,503)            (4,102)          (103,888)          (937,309)          (299,754)
  Administrative expense                        (9,912)              (288)           (10,120)           (84,792)           (27,840)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (129,415)            (4,390)           419,295          2,073,988          1,261,834
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        8,068,107            119,111          3,021,519         48,335,073         37,516,097
  Cost of investments sold                   8,394,582            113,507          4,583,498         47,556,807         37,573,928
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (326,475)             5,604         (1,561,979)           778,266            (57,831)

Realized gain distributions                          -                  -                  -            401,533                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (326,475)             5,604         (1,561,979)         1,179,799            (57,831)

Change in unrealized gains (losses)          3,524,657             92,255          2,567,228         (2,537,562)         3,176,305
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,198,182             97,859          1,005,249         (1,357,763)         3,118,474
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       3,068,767  $          93,469  $       1,424,544  $         716,225  $       4,380,308
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                         VIP Asset                           VIP Equity-
                                          Manager        VIP Contrafund         Income           VIP Growth        VIP Index 500
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         596,339  $         236,513  $       1,139,988  $         123,584  $         777,345
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (203,845)          (699,466)          (794,579)          (554,180)          (717,104)
  Administrative expense                       (20,710)           (64,744)           (80,350)           (55,760)           (61,967)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               371,784           (527,697)           265,059           (486,356)            (1,726)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        4,242,783          8,474,169         14,205,935         12,020,413         18,931,797
  Cost of investments sold                   4,956,823          9,738,389         16,688,046         18,696,061         22,911,764
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (714,040)        (1,264,220)        (2,482,111)        (6,675,648)        (3,979,967)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (714,040)        (1,264,220)        (2,482,111)        (6,675,648)        (3,979,967)

Change in unrealized gains (losses)          2,795,647         15,073,858         18,318,761         18,801,966         17,284,931
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          2,081,607         13,809,638         15,836,650         12,126,318         13,304,964
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,453,391  $      13,281,941  $      16,101,709  $      11,639,962  $      13,303,238
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity Variable Insurance                    Fidelity Variable Insurance
                                          Products Fund Sub-Accounts            Products Fund (Service Class 2) Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                                              VIP Equity-         VIP Growth      VIP Investment
                                         VIP Money                              Income             (Service         Grade Bond
                                           Market          VIP Overseas    (Service Class 2)     Class 2) (a)    (Service Class 2)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         880,263  $          82,590  $          63,742  $               -  $         346,063
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                (1,114,849)          (134,842)           (66,522)            (9,995)          (196,818)
  Administrative expense                       (99,877)           (13,325)            (4,517)              (713)           (14,063)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (334,463)           (65,577)            (7,297)           (10,708)           135,182
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                      216,927,844         23,367,108          1,497,855             97,931          4,628,104
  Cost of investments sold                 216,927,844         23,998,295          1,515,475             93,420          4,583,573
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                         -           (631,187)           (17,620)             4,511             44,531

Realized gain distributions                          -                  -                  -                  -            126,446
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                      -           (631,187)           (17,620)             4,511            170,977

Change in unrealized gains (losses)                  -          4,518,606          1,246,563            207,500            129,232
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments                  -          3,887,419          1,228,943            212,011            300,209
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $        (334,463) $       3,821,842  $       1,221,646  $         201,303  $         435,391
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable
                                        Insurance
                                       Products Fund                                            J. P. Morgan           Janus
                                     (Service Class 2)         Goldman Sachs Variable          Series Trust II     Aspen Series
                                       Sub-Accounts         Insurance Trust Sub-Accounts         Sub-Account       Sub-Accounts
                                     -----------------  ------------------------------------  -----------------  -----------------
                                       VIP Overseas          VIT CORE      VIT International
                                     (Service Class 2)   Small Cap Equity       Equity          Small Company         Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           1,507  $           9,737  $         123,343  $               -  $       1,654,336
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                    (9,292)           (36,639)           (36,864)           (40,321)          (966,391)
  Administrative expense                          (651)            (2,662)            (2,704)            (2,954)           (89,077)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                (8,436)           (29,564)            83,775            (43,275)           598,868
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                           78,902            900,722            498,615            706,845         18,341,675
  Cost of investments sold                      77,558            923,366            723,048            942,003         19,532,561
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     1,344            (22,644)          (224,433)          (235,158)        (1,190,886)

Realized gain distributions                          -            143,467                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  1,344            120,823           (224,433)          (235,158)        (1,190,886)

Change in unrealized gains (losses)            301,428            936,675            996,367          1,164,204          9,381,556
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            302,772          1,057,498            771,934            929,046          8,190,670
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         294,336  $       1,027,934  $         855,709  $         885,771  $       8,789,538
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus
                                                                                                                   Aspen Series
                                                                                                                 (Service Shares)
                                                          Janus Aspen Series Sub-Accounts                          Sub-Accounts
                                     --------------------------------------------------------------------------  -----------------
                                                                                                                   International
                                          Flexible                              Mid Cap           Worldwide       Value (Service
                                           Income             Growth           Growth (c)           Growth          Shares) (d)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       1,506,831  $          42,777  $               -  $         621,496  $          17,870
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (420,242)          (626,454)          (347,379)          (721,996)           (39,858)
  Administrative expense                       (37,618)           (60,876)           (33,430)           (71,470)            (3,121)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)             1,048,971           (644,553)          (380,809)          (171,970)           (25,109)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                       18,702,889         14,325,119         10,030,685         19,249,841          5,982,978
  Cost of investments sold                  18,062,378         21,652,704         16,411,536         25,780,668          5,929,025
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   640,511         (7,327,585)        (6,380,851)        (6,530,827)            53,953

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                640,511         (7,327,585)        (6,380,851)        (6,530,827)            53,953

Change in unrealized gains (losses)           (201,378)        20,973,604         14,402,344         18,007,046            871,855
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            439,133         13,646,019          8,021,493         11,476,219            925,808
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,488,104  $      13,001,466  $       7,640,684  $      11,304,249  $         900,699
                                     =================  =================  =================  =================  =================

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           Janus
                                        Aspen Series
                                      (Service Shares)            Lazard Retirement                    LSA Variable Series
                                        Sub-Accounts          Series, Inc. Sub-Accounts                 Trust Sub-Accounts
                                     -----------------  ------------------------------------  ------------------------------------
                                         Worldwide                                                  LSA
                                      Growth (Service       Emerging         International       Aggressive
                                          Shares)            Markets            Equity             Growth          LSA Balanced
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $          17,032  $             952  $           4,918  $               -  $         228,686
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (27,594)           (23,406)           (20,570)           (16,123)          (189,896)
  Administrative expense                        (1,944)            (1,648)            (1,499)            (1,132)           (13,924)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (12,506)           (24,102)           (17,151)           (17,255)            24,866
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          681,553            454,690            482,284            152,341          3,178,653
  Cost of investments sold                     726,773            484,990            627,136            148,405          3,288,370
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (45,220)           (30,300)          (144,852)             3,936           (109,717)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (45,220)           (30,300)          (144,852)             3,936           (109,717)

Change in unrealized gains (losses)            493,845            823,393            520,968            357,366          3,486,198
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            448,625            793,093            376,116            361,302          3,376,481
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         436,119  $         768,991  $         358,965  $         344,047  $       3,401,347
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                               LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                                    LSA               LSA
                                         LSA Basic          LSA Blue          LSA Capital         Capital          Disciplined
                                           Value              Chip           Appreciation        Growth (e)         Equity (f)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $           1,778  $               -  $          12,952  $          10,110
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (134,428)           (74,684)           (34,980)           (77,851)           (21,361)
  Administrative expense                       (10,070)            (5,362)            (2,448)            (5,589)            (1,496)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (144,498)           (78,268)           (37,428)           (70,488)           (12,747)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        2,075,067            615,899            908,582          1,862,376          5,587,819
  Cost of investments sold                   2,093,955            611,531            880,351          2,186,108          6,619,409
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (18,888)             4,368             28,231           (323,732)        (1,031,590)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (18,888)             4,368             28,231           (323,732)        (1,031,590)

Change in unrealized gains (losses)          3,171,058          1,300,943            595,750          1,497,203          1,243,904
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,152,170          1,305,311            623,981          1,173,471            212,314
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       3,007,672  $       1,227,043  $         586,553  $       1,102,983  $         199,567
                                     =================  =================  =================  =================  =================

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                LSA Variable Series Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                            LSA                LSA
                                        Diversified          Emerging          LSA Equity        LSA Mid Cap        LSA Value
                                          Mid Cap         Growth Equity      Growth (f) (g)         Value             Equity
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           5,550    $             -    $             -  $          10,478  $         162,171
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (63,179)           (57,470)           (94,239)          (111,151)          (114,701)
  Administrative expense                        (4,647)            (4,306)            (6,694)            (8,611)            (8,513)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (62,276)           (61,776)          (100,933)          (109,284)            38,957
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        1,300,070          3,036,814          1,379,774          2,571,050          2,508,710
  Cost of investments sold                   1,296,771          3,284,921          1,669,026          2,366,088          2,771,195
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     3,299           (248,107)          (289,252)           204,962           (262,485)

Realized gain distributions                          -                  -                  -            515,691                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  3,299           (248,107)          (289,252)           720,653           (262,485)

Change in unrealized gains (losses)          1,419,353          1,436,806          1,806,917          2,204,051          2,448,248
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,422,652          1,188,699          1,517,665          2,924,704          2,185,763
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,360,376  $       1,126,923  $       1,416,732  $       2,815,420  $       2,224,720
                                     =================  =================  =================  =================  =================

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable Insurance Trust Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                MFS New
                                        MFS Emerging      MFS Investors        Discovery        MFS Research         MFS Total
                                       Growth Series       Trust Series         Series             Series          Return Series
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          34,985  $               -  $          25,271  $         324,105
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (72,999)           (76,907)          (123,888)           (50,920)          (271,982)
  Administrative expense                        (5,339)            (5,724)            (8,864)            (3,846)           (20,454)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (78,338)           (47,646)          (132,752)           (29,495)            31,669
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:

  Proceeds from sales                        1,290,980          2,293,736          1,450,317            969,117          2,757,774
  Cost of investments sold                   2,244,845          2,601,219          1,656,506          1,417,553          2,809,680
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (953,865)          (307,483)          (206,189)          (448,436)           (51,906)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (953,865)          (307,483)          (206,189)          (448,436)           (51,906)

Change in unrealized gains (losses)          2,348,006          1,459,068          2,831,113          1,281,713          3,048,627
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,394,141          1,151,585          2,624,924            833,277          2,996,721
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,315,803  $       1,103,939  $       2,492,172  $         803,782  $       3,028,390
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Oppenheimer         Panorama
                                                                            Variable Account     Series Fund,    PIMCO Advisors
                                                                             Funds (Service     Inc. (Service       Variable
                                         MFS Variable Insurance Trust        Class ("SC"))      Class ("SC"))    Insurance Trust
                                         (Service Class) Sub-Accounts         Sub-Account        Sub-Account     Sub-Accounts (h)
                                     ------------------------------------  -----------------  -----------------  -----------------
                                          MFS New                             Oppenheimer
                                         Discovery            MFS             Main Street        Oppenheimer
                                          Series        Utilities Series       Small Cap        International
                                      (Service Class)   (Service Class)       Growth (SC)         Growth (SC)    OpCap Equity (i)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          26,688  $               -  $           7,419  $          37,330
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (36,195)           (20,554)          (125,713)           (10,527)           (45,526)
  Administrative expense                        (2,653)            (1,443)            (9,348)              (832)            (3,309)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               (38,848)             4,691           (135,061)            (3,940)           (11,505)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          680,532            593,322          6,309,220            520,561            366,023
  Cost of investments sold                     661,890            550,797          5,924,286            515,297            423,493
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                    18,642             42,525            384,934              5,264            (57,470)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
     Net realized gains (losses)                18,642             42,525            384,934              5,264            (57,470)

Change in unrealized gains (losses)            721,912            388,451          3,160,501            306,778            911,639
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            740,554            430,976          3,545,435            312,042            854,169
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         701,706  $         435,667  $       3,410,374  $         308,102  $         842,664
                                     =================  =================  =================  =================  =================

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                           PIMCO Advisors Variable
                                       Insurance Trust Sub-Accounts (h)          PIMCO Variable Insurance Trust Sub-Accounts
                                     ------------------------------------  -------------------------------------------------------
                                                              PEA
                                           OpCap          Science and                                                 PIMCO
                                       Small Cap (j)     Technology (k)      Foreign Bond        Money Market     Real Return (a)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $           2,993  $               -  $         266,300  $         201,026  $           2,283
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (112,256)           (82,356)          (134,462)          (386,715)            (4,975)
  Administrative expense                        (8,555)            (5,687)           (11,190)           (28,079)              (324)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (117,818)           (88,043)           120,648           (213,768)            (3,016)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        3,180,149          4,543,605          4,648,198         21,673,795            114,290
  Cost of investments sold                   3,211,232          4,097,649          4,632,615         21,673,795            112,917
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (31,083)           445,956             15,583                  -              1,373

Realized gain distributions                          -                  -                  -                  -             22,315
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (31,083)           445,956             15,583                  -             23,688

Change in unrealized gains (losses)          3,085,834          1,804,001           (258,136)                 -              6,097
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          3,054,751          2,249,957           (242,553)                 -             29,785
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,936,933  $       2,161,914  $        (121,905) $        (213,768) $          26,769
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Rydex
                                           PIMCO Variable Insurance                  Putnam Variable              Variable Trust
                                              Trust Sub-Accounts                   Trust Sub-Accounts              Sub-Accounts
                                     ------------------------------------  ------------------------------------  -----------------
                                                           StocksPLUS                         VT International
                                            PIMCO          Growth and                           Growth and
                                        Total Return         Income          VT High Yield         Income            Rydex OTC
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $       1,801,045  $         113,796  $         253,971  $          29,080  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (871,450)           (65,587)           (52,718)           (38,307)           (26,954)
  Administrative expense                       (67,907)            (4,769)            (3,700)            (3,081)            (1,852)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               861,688             43,440            197,553            (12,308)           (28,806)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                       19,841,265          1,726,224            848,862         28,150,211            542,579
  Cost of investments sold                  19,561,287          1,948,378            816,668         27,837,687            520,410
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   279,978           (222,154)            32,194            312,524             22,169

Realized gain distributions                    603,374                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                883,352           (222,154)            32,194            312,524             22,169

Change in unrealized gains (losses)            140,764          1,431,005            557,825            756,599            647,374
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          1,024,116          1,208,851            590,019          1,069,123            669,543
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,885,804  $       1,252,291  $         787,572  $       1,056,815  $         640,737
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Salomon Brothers
                                           Rydex        Variable Series
                                       Variable Trust        Funds                       Scudder Variable Insurance
                                        Sub-Accounts      Sub-Account                   Trust (Class B) Sub-Accounts
                                     -----------------  ----------------  -------------------------------------------------------
                                           Rydex                                 EAFE              Equity            Small Cap
                                           Sector                            Equity Index         500 Index            Index
                                        Rotation (a)       All Cap (l)       (Class B) (a)      (Class B) (a)      (Class B) (a)
                                     -----------------  ----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $          23,026  $               -  $               -  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                      (235)          (104,884)              (141)            (4,862)            (1,736)
  Administrative expense                           (15)            (7,494)               (10)              (326)              (118)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                  (250)           (89,352)              (151)            (5,188)            (1,854)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                           42,106          1,771,133             64,120            235,891             61,493
  Cost of investments sold                      40,463          1,996,913             61,841            222,849             58,634
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                     1,643           (225,780)             2,279             13,042              2,859

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                  1,643           (225,780)             2,279             13,042              2,859

Change in unrealized gains (losses)              3,948          2,761,550              3,425             95,292             38,841
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments              5,591          2,535,770              5,704            108,334             41,700
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $           5,341  $       2,446,418  $           5,553  $         103,146  $          39,846
                                     =================  =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(l) Previously known as Capital

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                Scudder Variable Series I Sub-Accounts
                                     ---------------------------------------------------------------------------------------------
                                                                                Global           Growth and
                                          Balanced            Bond             Discovery            Income        International
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         439,856  $         899,748  $           3,521  $          30,458  $          27,076
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (233,000)          (275,408)           (62,703)           (39,475)           (38,287)
  Administrative expense                       (22,899)           (24,643)            (4,668)            (3,005)            (2,801)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)               183,957            599,697            (63,850)           (12,022)           (14,012)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        4,489,023          9,370,014          1,874,586          1,022,965         13,240,282
  Cost of investments sold                   5,407,158          9,187,081          1,988,928          1,194,935         13,147,807
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (918,135)           182,933           (114,342)          (171,970)            92,475

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (918,135)           182,933           (114,342)          (171,970)            92,475

Change in unrealized gains (losses)          3,506,506            (21,542)         2,038,681            874,045            731,852
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized gains
      (losses) on investments                2,588,371            161,391          1,924,339            702,075            824,327
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       2,772,328  $         761,088  $       1,860,489  $         690,053  $         810,315
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Strong         Strong Variable
                                                                                                 Opportunity         Insurance
                                                                                                Fund II, Inc.       Funds, Inc.
                                              STI Classic Variable Trust Sub-Accounts            Sub-Account        Sub-Account
                                     -------------------------------------------------------  -----------------  -----------------
                                                                                                                      Mid Cap
                                         STI Capital    STI International      STI Value         Opportunity          Growth
                                        Appreciation         Equity           Income Stock         Fund II            Fund II
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $             596  $          24,112  $          10,933  $               -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (19,719)            (1,242)           (22,388)          (190,546)           (89,921)
  Administrative expense                        (1,446)              (103)            (1,611)           (13,872)            (6,675)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net investment income (loss)               (21,165)              (749)               113           (193,485)           (96,596)
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                          581,792            170,163            829,239          9,282,692          6,182,652
  Cost of investments sold                     637,486            207,324            931,173         10,058,881          6,771,657
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                   (55,694)           (37,161)          (101,934)          (776,189)          (589,005)

Realized gain distributions                          -                  -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)                (55,694)           (37,161)          (101,934)          (776,189)          (589,005)

Change in unrealized gains (losses)            312,312             54,256            398,645          5,187,989          2,378,309
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments            256,618             17,095            296,711          4,411,800          1,789,304
                                     -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $         235,453  $          16,346  $         296,824  $       4,218,315  $       1,692,708
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                T. Rowe Price     The Universal
                                                                                                International     Institutional
                                                                                                 Series, Inc.      Funds, Inc.
                                         T. Rowe Price Equity Series, Inc. Sub-Accounts          Sub-Account       Sub-Accounts
                                     -------------------------------------------------------  -----------------  -----------------
                                           T. Rowe        T. Rowe Price      T. Rowe Price      T. Rowe Price       Van Kampen
                                        Price Equity         Mid-Cap          New America       International        UIF High
                                           Income            Growth            Growth               Stock              Yield
                                     -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $         353,445    $             -    $             -  $          49,476    $             -
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                  (268,637)          (238,792)           (30,888)           (45,835)           (48,836)
  Administrative expense                       (19,820)           (17,553)            (2,329)            (3,416)            (3,521)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)                64,988           (256,345)           (33,217)               225            (52,357)
                                     -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
  Proceeds from sales                        3,903,393          7,094,936          5,132,057         16,836,290          1,228,281
  Cost of investments sold                   4,312,719          7,079,298          5,508,613         16,967,521          1,288,864
                                     -----------------  -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on fund
      shares                                  (409,326)            15,638           (376,556)          (131,231)           (60,583)

Realized gain distributions                          -                  -                  -              3,806                  -
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)               (409,326)            15,638           (376,556)          (127,425)           (60,583)

Change in unrealized gains (losses)          4,886,629          5,867,898            941,472            955,130            831,158
                                     -----------------  -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments          4,477,303          5,883,536            564,916            827,705            770,575
                                     -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       4,542,291  $       5,627,191  $         531,699  $         827,930  $         718,218
                                     =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------

                                                                             The Universal
                                                                             Institutional       Van Kampen
                                                                              Funds, Inc.      Life Investment
                                         The Universal Institutional           (Class II)      Trust (Class II)
                                           Funds, Inc. Sub-Accounts           Sub-Account         Sub-Account
                                     ------------------------------------  -----------------  -----------------
                                                                               Van Kampen
                                        Van Kampen         Van Kampen           UIF U.S.         LIT Growth
                                        UIF Mid Cap        UIF Mid Cap        Real Estate        and Income
                                         Core (m)            Growth          (Class II) (a)      (Class II)
                                     -----------------  -----------------  -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                            $               -  $               -  $               -  $          44,430
Charges from Lincoln Benefit Life
  Company:
  Mortality and expense risk                   (65,114)           (50,119)            (2,227)          (127,774)
  Administrative expense                        (4,751)            (3,663)              (142)            (9,380)
                                     -----------------  -----------------  -----------------  -----------------

    Net investment income (loss)              (69,865)           (53,782)            (2,369)           (92,724)
                                     -----------------  -----------------  -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                          789,570            503,004             80,693          1,468,092
  Cost of investments sold                     953,149            743,555             76,331          1,451,238
                                     -----------------  -----------------  -----------------  -----------------

    Realized gains (losses) on
      fund shares                            (163,579)          (240,551)             4,362             16,854

Realized gain distributions                          -                  -                  -                  -
                                     -----------------  -----------------  -----------------  -----------------
    Net realized gains (losses)              (163,579)          (240,551)             4,362             16,854

Change in unrealized gains (losses)          1,863,150          1,497,635             40,277          2,613,760
                                     -----------------  -----------------  -----------------  -----------------
    Net realized and unrealized
      gains (losses) on investments         1,699,571          1,257,084             44,639          2,630,614
                                     -----------------  -----------------  -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                    $       1,629,706  $       1,203,302  $          42,270  $       2,537,890
                                     =================  =================  =================  =================

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(m) Previously known as Van Kampen UIF Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         AIM Variable Insurance
                                           Funds Sub-Account                      The Alger American Fund Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                              AIM V.I. Dent
                                              Demographics                       Growth                      Income & Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (15,582)  $      (6,517)  $    (248,591)  $    (283,017)  $    (242,194)  $    (191,793)
Net realized gains (losses)                   3,444         (22,604)     (3,317,291)     (5,515,976)     (3,698,895)     (4,511,875)
Change in unrealized gains (losses)         309,524        (144,254)      8,691,282      (3,176,884)      9,464,821      (6,047,512)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           297,386        (173,375)      5,125,400      (8,975,877)      5,523,732     (10,751,180)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    191,779         571,142       3,099,612       1,890,105       2,228,655       3,198,642
Benefit payments                                  -          (1,034)       (171,981)       (242,980)       (239,997)       (339,842)
Payments on termination                     (77,412)        (45,066)     (1,842,819)     (1,609,906)     (2,032,068)     (2,657,651)
Loans - net                                       -               -            (880)           (833)           (618)           (469)
Contract administration charges                   -               -         (14,685)        (16,502)        (13,343)        (13,828)
Transfers among the sub-accounts
  and with the Fixed Account - net          176,289         224,251       1,513,150      (3,755,895)        450,642      (1,739,909)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                290,656         749,293       2,582,397      (3,736,011)        393,271      (1,553,057)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           588,042         575,918       7,707,797     (12,711,888)      5,917,003     (12,304,237)

NET ASSETS AT BEGINNING OF PERIOD           679,033         103,115      15,292,744      28,004,632      20,203,747      32,507,984
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,267,075   $     679,033   $  23,000,541   $  15,292,744   $  26,120,750   $  20,203,747
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               104,196          10,554       2,014,754       2,404,567       2,331,350       2,449,570
    Units issued                             72,767         111,062       1,165,834         561,592       1,432,715         910,160
    Units redeemed                          (33,266)        (17,420)       (764,339)       (951,405)     (1,316,716)     (1,028,380)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        143,697         104,196       2,416,249       2,014,754       2,447,349       2,331,350
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   The Alger American Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                            Leveraged AllCap                  MidCap Growth               Small Capitalization
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (225,177)  $    (238,682)  $    (300,759)  $    (269,230)  $    (129,415)  $    (121,542)
Net realized gains (losses)              (3,278,270)     (5,674,300)     (1,802,633)     (5,197,213)       (326,475)     (4,669,393)
Change in unrealized gains (losses)       7,891,350      (1,499,383)      9,799,004      (1,734,845)      3,524,657       1,635,108
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         4,387,903      (7,412,365)      7,695,612      (7,201,288)      3,068,767      (3,155,827)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,807,140       2,502,275       6,471,725       3,438,544       1,725,892       1,364,489
Benefit payments                           (120,801)       (220,709)       (174,807)       (154,740)        (85,688)        (40,866)
Payments on termination                  (1,108,899)     (1,627,358)     (1,934,104)     (2,113,570)       (930,321)       (751,557)
Loans - net                                    (726)         (1,074)           (572)           (614)           (610)           (488)
Contract administration charges             (17,860)        (18,808)        (15,896)        (14,094)         (6,865)         (5,799)
Transfers among the sub-accounts
  and with the Fixed Account - net         (534,738)     (1,780,650)      4,292,166      (2,669,922)      2,403,586         333,893
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,024,116      (1,146,324)      8,638,512      (1,514,396)      3,105,994         899,672
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         5,412,019      (8,558,689)     16,334,124      (8,715,684)      6,174,761      (2,256,155)

NET ASSETS AT BEGINNING OF PERIOD        12,636,784      21,195,473      15,074,032      23,789,716       6,749,964       9,006,119
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  18,048,803   $  12,636,784   $  31,408,156   $  15,074,032   $  12,924,725   $   6,749,964
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,543,268       1,582,873       1,574,822       1,617,721       1,232,096       1,183,888
    Units issued                          3,830,562         958,285       1,931,479       1,085,753       2,312,877       3,131,084
    Units redeemed                       (3,523,826)       (997,890)     (1,022,559)     (1,128,652)     (1,805,758)     (3,082,876)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,850,004       1,543,268       2,483,742       1,574,822       1,739,215       1,232,096
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        The Alger
                                      American Fund
                                       (Series - S)
                                       Sub-Account                   Federated Insurance Series Sub-Accounts
                                      -------------   -------------------------------------------------------------
                                          Growth            Federated Capital            Federated Fund for U.S.
                                       (Series - S)         Income Fund II (b)          Government Securities II
                                      -------------   -----------------------------   -----------------------------
                                         2003 (a)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (4,390)  $     419,295   $     485,340   $   2,073,988   $   1,264,261
Net realized gains (losses)                   5,604      (1,561,979)     (2,467,108)      1,179,799         939,675
Change in unrealized gains (losses)          92,255       2,567,228      (1,416,952)     (2,537,562)      2,540,523
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            93,469       1,424,544      (3,398,720)        716,225       4,744,459
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,037,551         810,020         720,100      10,370,941      10,365,140
Benefit payments                                  -        (120,094)       (195,764)       (893,269)       (927,434)
Payments on termination                      (3,664)     (1,190,561)     (1,288,115)    (11,492,745)    (11,424,835)
Loans - net                                       -             (46)            (38)         (1,302)           (961)
Contract administration charges                  (7)         (5,516)         (6,235)        (32,763)        (26,772)
Transfers among the sub-accounts
  and with the Fixed Account - net          571,926        (515,413)     (1,567,363)    (24,064,531)     22,022,181
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,605,806      (1,021,610)     (2,337,415)    (26,113,669)     20,007,319
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,699,275         402,934      (5,736,135)    (25,397,444)     24,751,778

NET ASSETS AT BEGINNING OF PERIOD                 -       8,709,685      14,445,820      82,676,447      57,924,669
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   1,699,275   $   9,112,619   $   8,709,685   $  57,279,003   $  82,676,447
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -       1,106,859       1,363,383       6,221,063       4,587,482
    Units issued                            146,787         326,061         365,860       3,407,575       6,387,390
    Units redeemed                           (9,173)       (424,844)       (622,384)     (5,295,985)     (4,753,809)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        137,614       1,008,076       1,106,859       4,332,653       6,221,063
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Federated Insurance
                                           Series Sub-Accounts           Fidelity Variable Insurance Products Fund Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                          Federated High Income
                                              Bond Fund II                  VIP Asset Manager                VIP Contrafund
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $   1,261,834   $   1,968,778   $     371,784   $     487,866   $    (527,697)  $    (290,869)
Net realized gains (losses)                 (57,831)     (2,652,288)       (714,040)     (1,280,329)     (1,264,220)     (3,290,820)
Change in unrealized gains (losses)       3,176,305         806,114       2,795,647      (1,262,094)     15,073,858      (2,401,825)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         4,380,308         122,604       2,453,391      (2,054,557)     13,281,941      (5,983,514)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,267,206       2,827,568       1,907,051       1,370,615       9,891,095       5,018,832
Benefit payments                           (317,005)       (237,112)       (201,865)       (449,152)       (337,804)       (536,649)
Payments on termination                  (5,514,988)     (3,826,773)     (2,866,019)     (2,991,878)     (5,640,364)     (5,172,245)
Loans - net                                    (409)           (483)           (458)           (376)         (1,595)         (2,279)
Contract administration charges             (10,092)         (7,129)         (9,694)         (9,868)        (36,767)        (34,400)
Transfers among the sub-accounts
  and with the Fixed Account - net        5,694,502      (2,752,711)        836,678        (108,322)      4,577,725         564,394
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,119,214      (3,996,640)       (334,307)     (2,188,981)      8,452,290        (162,347)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        10,499,522      (3,874,036)      2,119,084      (4,243,538)     21,734,231      (6,145,861)

NET ASSETS AT BEGINNING OF PERIOD        17,044,114      20,918,150      16,043,904      20,287,442      47,439,104      53,584,965
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  27,543,636   $  17,044,114   $  18,162,988   $  16,043,904   $  69,173,335   $  47,439,104
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,595,207       1,971,187       1,364,536       1,494,640       4,103,417       3,931,211
    Units issued                          6,150,563       4,819,243         413,661         353,778       2,041,686       1,826,874
    Units redeemed                       (5,467,314)     (5,195,223)       (400,427)       (483,882)     (1,023,350)     (1,654,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,278,456       1,595,207       1,377,770       1,364,536       5,121,753       4,103,417
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                            VIP Equity-Income                  VIP Growth                     VIP Index 500
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     265,059   $     296,358   $    (486,356)  $    (637,326)  $      (1,726)  $     (16,965)
Net realized gains (losses)              (2,482,111)     (2,483,202)     (6,675,648)    (10,483,715)     (3,979,967)     (6,404,674)
Change in unrealized gains (losses)      18,318,761     (13,622,314)     18,801,966     (11,220,742)     17,284,931      (9,953,047)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                        16,101,709     (15,809,158)     11,639,962     (22,341,783)     13,303,238     (16,374,686)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,197,937       4,154,170       5,118,961       3,766,394      12,264,539       6,598,403
Benefit payments                           (728,590)       (674,911)       (410,600)       (577,533)       (606,650)       (316,973)
Payments on termination                  (8,526,193)    (10,060,423)     (6,348,265)     (8,464,150)     (5,832,369)     (6,538,972)
Loans - net                                  (2,496)         (3,061)         (1,875)         (2,175)         (1,475)         (1,415)
Contract administration charges             (39,474)        (41,887)        (39,921)        (44,834)        (37,851)        (36,993)
Transfers among the sub-accounts
  and with the Fixed Account - net        4,454,946      (1,533,332)        425,365      (5,454,790)        476,081      (2,897,392)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                356,130      (8,159,444)     (1,256,335)    (10,777,088)      6,262,275      (3,193,342)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        16,457,839     (23,968,602)     10,383,627     (33,118,871)     19,565,513     (19,568,028)

NET ASSETS AT BEGINNING OF PERIOD        60,366,109      84,334,711      42,976,103      76,094,974      49,088,225      68,656,253
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  76,823,948   $  60,366,109   $  53,359,730   $  42,976,103   $  68,653,738   $  49,088,225
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             4,571,333       5,013,601       3,992,254       4,539,916       6,156,362       6,553,949
    Units issued                          1,721,392       2,855,585       1,727,224       1,503,765       4,755,218       2,873,324
    Units redeemed                       (1,535,385)     (3,297,853)     (1,510,559)     (2,051,427)     (3,857,383)     (3,270,911)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      4,757,340       4,571,333       4,208,919       3,992,254       7,054,197       6,156,362
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Fidelity Variable
                                                                                                        Insurance Products Fund
                                         Fidelity Variable Insurance Products Fund Sub-Accounts      (Service Class 2) Sub-Accounts
                                      -------------------------------------------------------------  ------------------------------
                                                                                                              VIP Equity-
                                             VIP Money Market                 VIP Overseas              Income (Service Class 2)
                                      -----------------------------   -----------------------------  ------------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (334,463)  $     350,360   $     (65,577)  $     (91,440)  $      (7,297)  $     (21,052)
Net realized gains (losses)                       -               -        (631,187)     (3,537,215)        (17,620)        (42,108)
Change in unrealized gains (losses)               -               -       4,518,606       1,243,466       1,246,563        (246,105)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          (334,463)        350,360       3,821,842      (2,385,189)      1,221,646        (309,265)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 32,742,496      61,866,534       1,897,106       1,021,477       1,295,915       2,022,399
Benefit payments                           (691,179)     (1,724,688)        (71,395)       (142,803)        (67,481)              -
Payments on termination                 (63,270,252)    (98,419,372)     (1,617,479)     (1,614,566)       (409,976)        (56,061)
Loans - net                                  (2,833)         (2,385)           (366)           (414)            (36)            (12)
Contract administration charges             (39,726)        (32,495)         (6,872)         (7,275)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (8,920,075)     37,832,576       1,522,141      (1,647,400)      1,520,824       1,454,517
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions            (40,181,569)       (479,830)      1,723,135      (2,390,981)      2,339,246       3,420,843
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS       (40,516,032)       (129,470)      5,544,977      (4,776,170)      3,560,892       3,111,578

NET ASSETS AT BEGINNING OF PERIOD       106,869,738     106,999,208       9,229,671      14,005,841       3,264,151         152,573
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  66,353,706   $ 106,869,738   $  14,774,648   $   9,229,671   $   6,825,043   $   3,264,151
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             8,987,743       8,979,667       1,097,589       1,271,389         415,756          15,849
    Units issued                         26,017,056      94,914,991       3,765,754      15,811,296         483,592         466,327
    Units redeemed                      (29,306,326)    (94,906,915)     (3,508,793)    (15,985,096)       (220,495)        (66,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      5,698,473       8,987,743       1,354,550       1,097,589         678,853         415,756
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        Fidelity Variable Insurance Products Fund (Service Class 2) Sub Accounts
                                      -----------------------------------------------------------------------------
                                        VIP Growth
                                         (Service       VIP Investment Grade Bond              VIP Overseas
                                         Class 2)           (Service Class 2)               (Service Class 2)
                                      -------------   -----------------------------   -----------------------------
                                         2003 (a)         2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (10,708)  $     135,182   $     (21,089)  $      (8,436)  $      (1,959)
Net realized gains (losses)                   4,511         170,977           8,766           1,344          42,995
Change in unrealized gains (losses)         207,500         129,232         332,323         301,428         (31,367)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           201,303         435,391         320,000         294,336           9,669
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,866,175       6,677,745       3,502,631         563,766         176,578
Benefit payments                                  -         (21,228)           (228)              -               -
Payments on termination                     (27,063)     (1,237,386)       (207,132)        (31,633)         (8,401)
Loans - net                                       -              (6)              -               -               -
Contract administration charges                 (29)         (1,342)            (68)            (41)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,744,691       4,999,179       3,630,175         763,629          41,057
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              3,583,774      10,416,962       6,925,378       1,295,721         209,234
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,785,077      10,852,353       7,245,378       1,590,057         218,903

NET ASSETS AT BEGINNING OF PERIOD                 -       7,601,195         355,817         221,567           2,664
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,785,077   $  18,453,548   $   7,601,195   $   1,811,624   $     221,567
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -         698,089          35,091          29,830             285
    Units issued                            311,470       1,563,610         811,829         154,307         247,118
    Units redeemed                           (7,430)       (614,852)       (148,831)        (11,972)       (217,573)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        304,040       1,646,847         698,089         172,165          29,830
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              J. P. Morgan
                                           Goldman Sachs Variable Insurance Trust Sub-Accounts         Series Trust II Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                        VIT CORE Small Cap Equity       VIT International Equity              Small Company
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,564)  $     (22,889)  $      83,775   $      (9,224)  $     (43,275)  $     (32,315)
Net realized gains (losses)                 120,823         (29,754)       (224,433)       (251,066)       (235,158)        (65,034)
Change in unrealized gains (losses)         936,675        (376,668)        996,367        (321,015)      1,164,204        (594,503)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,027,934        (429,311)        855,709        (581,305)        885,771        (691,852)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    812,949         784,672         651,952         431,729         562,883         861,221
Benefit payments                             (3,306)         (6,012)        (18,005)        (13,379)        (34,380)              -
Payments on termination                    (860,068)       (162,202)       (330,382)       (137,648)       (562,320)       (112,748)
Loans - net                                       -               -             (93)           (116)            (14)            (18)
Contract administration charges                (952)           (603)         (1,028)           (843)         (1,263)           (637)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,724,171        (107,313)        107,543         (66,337)        492,552         330,765
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,672,794         508,542         409,987         213,406         457,458       1,078,583
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,700,728          79,231       1,265,696        (367,899)      1,343,229         386,731

NET ASSETS AT BEGINNING OF PERIOD         1,969,443       1,890,212       2,395,161       2,763,060       2,678,460       2,291,729
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,670,171   $   1,969,443   $   3,660,857   $   2,395,161   $   4,021,689   $   2,678,460
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               186,654         150,074         369,509         343,137         312,621         206,555
    Units issued                            207,544         115,262         145,294         121,400         136,610         137,587
    Units redeemed                          (86,498)        (78,682)        (91,800)        (95,028)        (98,798)        (31,521)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        307,700         186,654         423,003         369,509         350,433         312,621
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Janus Aspen Series Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                Balanced                     Flexible Income                     Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     598,868   $     844,427   $   1,048,971   $     865,615   $    (644,553)  $    (931,442)
Net realized gains (losses)              (1,190,886)     (1,607,093)        640,511         101,507      (7,327,585)    (13,243,877)
Change in unrealized gains (losses)       9,381,556      (6,232,390)       (201,378)      1,099,337      20,973,604      (7,904,847)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         8,789,538      (6,995,056)      1,488,104       2,066,459      13,001,466     (22,080,166)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  6,075,698       8,221,354       7,285,402       3,987,906       2,749,973       4,400,388
Benefit payments                           (974,115)     (1,181,424)       (104,892)       (378,912)       (457,270)       (908,613)
Payments on termination                  (8,209,483)     (8,598,485)     (6,110,326)     (3,489,222)     (6,120,290)     (8,884,826)
Loans - net                                  (1,236)         (1,261)           (297)           (275)         (1,917)         (2,938)
Contract administration charges             (49,118)        (47,698)        (12,957)         (7,874)        (44,468)        (52,019)
Transfers among the sub-accounts
  and with the Fixed Account - net       (5,193,095)     (4,992,057)     (3,007,507)      6,576,099      (4,629,929)    (12,030,033)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (8,351,349)     (6,599,571)     (1,950,577)      6,687,722      (8,503,901)    (17,478,041)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           438,189     (13,594,627)       (462,473)      8,754,181       4,497,565     (39,558,207)

NET ASSETS AT BEGINNING OF PERIOD        75,388,059      88,982,686      30,197,805      21,443,624      47,542,855      87,101,062
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  75,826,248   $  75,388,059   $  29,735,332   $  30,197,805   $  52,040,420   $  47,542,855
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             5,210,802       5,446,605       2,107,551       1,579,900       4,763,012       6,102,612
    Units issued                          1,600,413       1,754,350       1,732,945       1,641,881       1,112,673       1,430,537
    Units redeemed                       (1,889,160)     (1,990,153)     (1,759,244)     (1,114,230)     (1,689,479)     (2,770,137)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      4,922,055       5,210,802       2,081,252       2,107,551       4,186,206       4,763,012
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Janus Aspen Series
                                                     Janus Aspen Series Sub-Accounts                  (Service Shares) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           International Value
                                           Mid Cap Growth (c)               Worldwide Growth               (Service Shares) (d)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (380,809)  $    (471,719)  $    (171,970)  $    (451,599)  $     (25,109)  $      (9,538)
Net realized gains (losses)              (6,380,851)    (18,862,333)     (6,530,827)    (14,615,784)         53,953        (145,720)
Change in unrealized gains (losses)      14,402,344       6,544,032      18,007,046     (11,121,490)        871,855        (218,218)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         7,640,684     (12,790,020)     11,304,249     (26,188,873)        900,699        (373,476)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,486,182       2,098,414       3,305,796       3,729,542       1,198,889         728,257
Benefit payments                           (195,996)       (324,837)       (493,529)       (794,084)              -         (16,696)
Payments on termination                  (2,942,439)     (4,552,017)     (7,607,728)     (9,894,257)       (213,751)       (132,036)
Loans - net                                  (1,116)         (1,578)         (2,512)         (4,158)              -              (8)
Contract administration charges             (34,828)        (39,459)        (48,943)        (60,926)         (1,100)           (745)
Transfers among the sub-accounts
  and with the Fixed Account - net       (2,563,600)     (6,535,766)     (7,633,409)    (13,772,241)       (455,551)      2,235,093
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (3,251,797)     (9,355,243)    (12,480,325)    (20,796,124)        528,487       2,813,865
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,388,887     (22,145,263)     (1,176,076)    (46,984,997)      1,429,186       2,440,389

NET ASSETS AT BEGINNING OF PERIOD        25,068,885      47,214,148      60,043,348     107,028,345       2,448,252           7,863
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  29,457,772   $  25,068,885   $  58,867,272   $  60,043,348   $   3,877,438   $   2,448,252
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             2,706,488       3,416,664       5,370,097       6,817,127         309,314             735
    Units issued                          1,255,854       2,464,683       2,128,671       8,055,592       1,145,158         645,858
    Units redeemed                       (1,411,282)     (3,174,859)     (2,970,758)     (9,502,622)     (1,089,065)       (337,279)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      2,551,060       2,706,488       4,528,010       5,370,097         365,407         309,314
                                      =============   =============   =============   =============   =============   =============

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Janus Aspen Series
                                      (Service Shares) Sub-Accounts            Lazard Retirement Series, Inc. Sub-Accounts
                                      -----------------------------   -------------------------------------------------------------
                                                Worldwide
                                         Growth (Service Shares)             Emerging Markets             International Equity
                                      ------------------------------  -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,506)  $      (6,383)  $     (24,102)  $      (9,307)  $     (17,151)  $     (21,754)
Net realized gains (losses)                 (45,220)        (21,873)        (30,300)        (38,871)       (144,852)       (118,454)
Change in unrealized gains (losses)         493,845        (246,414)        823,393         (14,074)        520,968         (72,765)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           436,119        (274,670)        768,991         (62,252)        358,965        (212,973)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    617,538       1,338,519         759,900         409,266         281,345         392,755
Benefit payments                             (9,848)              -          (3,416)         (2,709)         (9,765)         (5,446)
Payments on termination                     (63,675)        (20,052)       (243,216)        (85,572)       (258,262)       (119,275)
Loans - net                                      (7)              -               -               -               -               -
Contract administration charges                (289)             (1)           (748)           (579)           (699)           (613)
Transfers among the sub-accounts
  and with the Fixed Account - net           74,243         194,183         556,530         234,251           2,204          78,421
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                617,962       1,512,649       1,069,050         554,657          14,823         345,842
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,054,081       1,237,979       1,838,041         492,405         373,788         132,869

NET ASSETS AT BEGINNING OF PERIOD         1,571,507         333,528       1,236,556         744,151       1,556,907       1,424,038
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,625,588   $   1,571,507   $   3,074,597   $   1,236,556   $   1,930,695   $   1,556,907
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               220,218          34,647         143,210          84,605         236,105         190,084
    Units issued                            172,618         260,781         155,465         135,567          86,531         120,704
    Units redeemed                          (96,554)        (75,210)        (64,489)        (76,962)        (91,387)        (74,683)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        296,282         220,218         234,186         143,210         231,249         236,105
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          LSA Aggressive Growth               LSA Balanced                   LSA Basic Value
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (17,255)  $      (4,453)  $      24,866   $     (24,355)  $    (144,498)  $     (42,043)
Net realized gains (losses)                   3,936         (16,929)       (109,717)       (307,759)        (18,888)       (238,649)
Change in unrealized gains (losses)         357,366         (83,844)      3,486,198      (1,060,899)      3,171,058        (589,976)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           344,047        (105,226)      3,401,347      (1,393,013)      3,007,672        (870,668)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    959,313         277,314       5,654,776       3,818,309       6,089,388       3,040,545
Benefit payments                             (7,088)              -         (56,000)        (34,592)        (31,646)         (7,307)
Payments on termination                     (70,943)        (21,768)       (916,173)       (500,399)       (501,775)        (97,211)
Loans - net                                     (32)              -            (284)           (167)              -             (46)
Contract administration charges                 (49)              -          (4,324)         (1,825)         (1,919)           (351)
Transfers among the sub-accounts
  and with the Fixed Account - net          562,791         152,926       3,967,672       2,438,681       3,896,915       2,810,107
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,443,992         408,472       8,645,667       5,720,007       9,450,963       5,745,737
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,788,039         303,246      12,047,014       4,326,994      12,458,635       4,875,069

NET ASSETS AT BEGINNING OF PERIOD           491,240         187,994       9,209,056       4,882,062       5,295,957         420,888
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,279,279   $     491,240   $  21,256,070   $   9,209,056   $  17,754,592   $   5,295,957
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                75,180          20,000       1,061,536         438,223         706,572          43,870
    Units issued                            190,588         120,845       1,317,923         939,935       1,491,111         950,433
    Units redeemed                          (19,848)        (65,665)       (448,566)       (316,622)       (408,909)       (287,731)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        245,920          75,180       1,930,893       1,061,536       1,788,774         706,572
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                              LSA Blue Chip             LSA Capital Appreciation         LSA Capital Growth (e)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (78,268)  $     (23,159)  $     (37,428)  $      (8,313)  $     (70,488)  $     (60,391)
Net realized gains (losses)                   4,368         (31,730)         28,231         (34,110)       (323,732)       (436,374)
Change in unrealized gains (losses)       1,300,943        (398,541)        595,750        (133,699)      1,497,203        (770,648)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,227,043        (453,430)        586,553        (176,122)      1,102,983      (1,267,413)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,332,790       1,643,922       1,546,795         761,983       1,507,332       1,722,424
Benefit payments                            (32,010)              -          (8,068)              -         (87,635)        (45,190)
Payments on termination                    (289,860)        (81,609)       (178,595)        (23,005)       (449,966)       (408,465)
Loans - net                                     (19)             (5)            (16)             (9)            (12)            (15)
Contract administration charges                (365)            (15)            (83)             (8)         (1,607)         (1,180)
Transfers among the sub-accounts
  and with the Fixed Account - net        2,761,608       1,373,683         958,938         442,688         149,885         690,163
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              5,772,144       2,935,976       2,318,971       1,181,649       1,117,997       1,957,737
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         6,999,187       2,482,546       2,905,524       1,005,527       2,220,980         690,324

NET ASSETS AT BEGINNING OF PERIOD         2,687,200         204,654       1,094,640          89,113       4,599,369       3,909,045
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   9,686,387   $   2,687,200   $   4,000,164   $   1,094,640   $   6,820,349   $   4,599,369
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               373,029          20,990         152,518           8,891         657,095         419,197
    Units issued                            799,213         404,317         395,166         169,379         429,539         493,443
    Units redeemed                         (116,942)        (52,278)       (124,934)        (25,752)       (287,281)       (255,545)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,055,300         373,029         422,750         152,518         799,353         657,095
                                      =============   =============   =============   =============   =============   =============

(e) Previously known as LSA Growth Equity

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                         LSA Disciplined Equity          LSA Diversified Mid Cap       LSA Emerging Growth Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                        2003 (f)          2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,747)  $     (30,967)  $     (62,276)  $     (20,299)  $     (61,776)  $     (28,909)
Net realized gains (losses)              (1,031,590)       (242,706)          3,299         (50,861)       (248,107)       (398,878)
Change in unrealized gains (losses)       1,243,904        (803,073)      1,419,353        (319,449)      1,436,806        (727,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           199,567      (1,076,746)      1,360,376        (390,609)      1,126,923      (1,155,207)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    372,312       2,120,590       3,207,152       1,991,389       1,057,647         463,164
Benefit payments                            (14,869)        (36,451)              -            (728)         (3,462)         (4,471)
Payments on termination                     (85,232)       (180,423)       (393,002)        (66,466)       (405,510)       (135,227)
Loans - net                                     (19)            (13)            (31)             (7)           (139)           (149)
Contract administration charges                (340)           (929)           (525)            (74)         (2,427)           (851)
Transfers among the sub-accounts
  and with the Fixed Account - net       (4,828,369)        679,433       1,842,835       1,026,924       6,747,729         286,380
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (4,556,517)      2,582,207       4,656,429       2,951,038       7,393,838         608,846
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (4,356,950)      1,505,461       6,016,805       2,560,429       8,520,761        (546,361)

NET ASSETS AT BEGINNING OF PERIOD         4,356,950       2,851,489       2,797,278         236,849       1,848,027       2,394,388
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD            $          -   $   4,356,950   $   8,814,083   $   2,797,278   $  10,368,788   $   1,848,027
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               653,319         324,621         354,346          23,710         322,613         245,862
    Units issued                            190,231         478,519         688,155         429,920       1,346,283         220,773
    Units redeemed                         (843,550)       (149,821)       (184,874)        (99,284)       (549,697)       (144,022)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         653,319         857,627         354,346       1,119,199         322,613
                                      =============   =============   =============   =============   =============   =============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 LSA Variable Series Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                          LSA Equity Growth (g)             LSA Mid Cap Value               LSA Value Equity
                                      -----------------------------   -----------------------------   -----------------------------
                                        2003 (f)          2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (100,933)  $     (39,557)  $    (109,284)  $     (23,624)  $      38,957   $     (80,249)
Net realized gains (losses)                (289,252)       (369,755)        720,653        (106,849)       (262,485)       (275,949)
Change in unrealized gains (losses)       1,806,917        (617,844)      2,204,051        (164,916)      2,448,248      (1,157,467)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,416,732      (1,027,156)      2,815,420        (295,389)      2,224,720      (1,513,665)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,225,900         930,193       3,969,204       1,808,590       3,054,767       2,228,882
Benefit payments                            (22,329)        (14,101)        (14,422)        (37,085)        (45,679)         (5,128)
Payments on termination                    (683,564)       (167,367)       (624,044)       (120,277)       (557,403)       (372,137)
Loans - net                                    (183)           (165)           (145)            (24)            (36)            (21)
Contract administration charges              (1,617)           (558)         (2,283)           (638)         (2,229)         (1,558)
Transfers among the sub-accounts
  and with the Fixed Account - net        5,588,909        (251,544)      2,568,857       3,875,327       1,236,772       1,815,354
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              6,107,116         496,458       5,897,167       5,525,893       3,686,192       3,665,392
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         7,523,848        (530,698)      8,712,587       5,230,504       5,910,912       2,151,727

NET ASSETS AT BEGINNING OF PERIOD         2,511,616       3,042,314       5,354,192         123,688       6,520,490       4,368,763
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,035,464   $   2,511,616   $  14,066,779   $   5,354,192   $  12,431,402   $   6,520,490
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               393,625         336,022         605,189          11,604         745,503         372,934
    Units issued                          1,102,495         175,936         942,277         852,045         716,126         554,495
    Units redeemed                         (218,811)       (118,333)       (386,099)       (258,460)       (323,043)       (181,926)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,277,309         393,625       1,161,367         605,189       1,138,586         745,503
                                      =============   =============   =============   =============   =============   =============

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                MFS Variable Insurance Trust Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                       MFS Emerging Growth Series      MFS Investors Trust Series       MFS New Discovery Series
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (78,338)  $     (91,590)  $     (47,646)  $     (48,155)  $    (132,752)  $    (123,231)
Net realized gains (losses)                (953,865)     (2,039,063)       (307,483)       (535,341)       (206,189)     (1,792,622)
Change in unrealized gains (losses)       2,348,006        (801,659)      1,459,068        (891,804)      2,831,113      (1,865,599)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,315,803      (2,932,312)      1,103,939      (1,475,300)      2,492,172      (3,781,452)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    968,522         733,586       1,056,774         661,549       3,349,317       2,144,130
Benefit payments                            (69,922)        (61,483)       (140,205)       (192,622)        (41,134)       (121,808)
Payments on termination                    (351,408)       (437,932)       (451,101)       (436,429)       (616,238)       (669,346)
Loans - net                                     (76)            (87)             (4)              -             (58)           (135)
Contract administration charges              (5,924)         (5,872)         (3,523)         (3,439)         (5,796)         (5,322)
Transfers among the sub-accounts
  and with the Fixed Account - net          218,386      (1,086,843)         76,123         (45,467)        537,514         308,143
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                759,578        (858,631)        538,064         (16,408)      3,223,605       1,655,662
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,075,381      (3,790,943)      1,642,003      (1,491,708)      5,715,777      (2,125,790)

NET ASSETS AT BEGINNING OF PERIOD         4,610,542       8,401,485       4,924,483       6,416,191       6,737,270       8,863,060
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   6,685,923   $   4,610,542   $   6,566,486   $   4,924,483   $  12,453,047   $   6,737,270
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               741,670         851,967         668,510         671,851         699,891         572,962
    Units issued                            363,970         211,785         456,434         233,265         653,994       1,130,671
    Units redeemed                         (203,622)       (322,082)       (369,286)       (236,606)       (227,280)     (1,003,742)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        902,018         741,670         755,658         668,510       1,126,605         699,891
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       MFS Variable Insurance Trust
                                                MFS Variable Insurance Trust Sub-Accounts              (Service Class) Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                                                                                           MFS New Discovery
                                           MFS Research Series           MFS Total Return Series         Series (Service Class)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,495)  $     (49,731)  $      31,669   $      45,706   $     (38,848)  $     (13,307)
Net realized gains (losses)                (448,436)       (607,755)        (51,906)       (252,951)         18,642         (29,736)
Change in unrealized gains (losses)       1,281,713        (684,906)      3,048,627      (1,114,473)        721,912        (266,640)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           803,782      (1,342,392)      3,028,390      (1,321,718)        701,706        (309,683)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    328,441         385,894       4,634,911       4,937,857       1,112,555       1,029,128
Benefit payments                            (95,386)        (13,398)       (323,234)        (83,621)        (15,270)           (788)
Payments on termination                    (217,642)       (190,419)     (1,945,037)     (1,209,594)       (171,479)        (40,267)
Loans - net                                     (16)            (14)            (16)             (9)             (8)              -
Contract administration charges              (2,462)         (2,565)        (10,524)         (7,108)           (240)            (44)
Transfers among the sub-accounts
  and with the Fixed Account - net         (110,639)       (424,894)      6,273,176       2,017,891         917,381         717,145
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                (97,704)       (245,396)      8,629,276       5,655,416       1,842,939       1,705,174
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           706,078      (1,587,788)     11,657,666       4,333,698       2,544,645       1,395,491

NET ASSETS AT BEGINNING OF PERIOD         3,589,682       5,177,470      16,502,433      12,168,735       1,592,876         197,385
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,295,760   $   3,589,682   $  28,160,099   $  16,502,433   $   4,137,521   $   1,592,876
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               503,749         535,639       1,474,824       1,003,996         225,737          19,088
    Units issued                            154,253         130,439       1,150,875       1,260,822         312,842         230,672
    Units redeemed                         (160,860)       (162,329)       (418,232)       (789,994)        (99,137)        (24,023)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        497,142         503,749       2,207,467       1,474,824         439,442         225,737
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Oppenheimer Variable Account           Panorama Series
                                      MFS Variable Insurance Trust        Funds (Service Class             Fund, Inc. (Service
                                      (Service Class) Sub-Accounts        ("SC")) Sub-Account           Class ("SC")) Sub-Account
                                      -----------------------------   -----------------------------   -----------------------------
                                             MFS Utilities               Oppenheimer Main Street               Oppenheimer
                                         Series (Service Class)           Small Cap Growth (SC)         International Growth (SC)
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $       4,691   $      (1,428)  $    (135,061)  $     (27,343)  $      (3,940)  $      (4,913)
Net realized gains (losses)                  42,525         (34,430)        384,934        (114,870)          5,264          79,143
Change in unrealized gains (losses)         388,451         (27,432)      3,160,501        (330,800)        306,778        (104,385)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           435,667         (63,290)      3,410,374        (473,013)        308,102         (30,155)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    760,491         325,289       5,210,005       2,303,174         183,943         345,041
Benefit payments                             (1,393)              -         (35,310)         (7,325)        (10,429)              -
Payments on termination                    (111,241)        (54,601)     (1,058,485)        (52,011)        (69,336)         (3,538)
Loans - net                                     (10)              -              (4)              -             (22)              -
Contract administration charges                (296)              -          (2,063)           (160)           (101)             (8)
Transfers among the sub-accounts
  and with the Fixed Account - net          539,770         131,212       5,214,751       2,533,652         701,301         167,582
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,187,321         401,900       9,328,894       4,777,330         805,356         509,077
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,622,988         338,610      12,739,268       4,304,317       1,113,458         478,922

NET ASSETS AT BEGINNING OF PERIOD           766,474         427,864       4,398,189          93,872         499,846          20,924
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   2,389,462   $     766,474   $  17,137,457   $   4,398,189   $   1,613,304   $     499,846
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               107,954          47,797         544,026           9,118          73,493           2,299
    Units issued                            208,111         155,609       1,803,589       2,552,912         161,112       1,654,375
    Units redeemed                          (77,958)        (95,452)       (839,106)     (2,018,004)        (71,007)     (1,583,181)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        238,107         107,954       1,508,509         544,026         163,598          73,493
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                         PIMCO Advisors Variable Insurance Trust Sub-Accounts (h)
                                      ---------------------------------------------------------------------------------------------
                                            OpCap Equity (i)               OpCap Small Cap (j)       PEA Science and Technology (k)
                                      -----------------------------   -----------------------------  ------------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------  --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (11,505)  $     (19,437)  $    (117,818)  $     (56,655)  $     (88,043)  $     (12,252)
Net realized gains (losses)                 (57,470)        (85,744)        (31,083)        (25,135)        445,956         (44,539)
Change in unrealized gains (losses)         911,639        (547,450)      3,085,834      (1,223,463)      1,804,001        (279,633)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           842,664        (652,631)      2,936,933      (1,305,253)      2,161,914        (336,424)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    774,621         972,375       4,205,034       2,117,291       2,369,092         505,550
Benefit payments                            (17,289)              -         (32,738)        (15,255)        (22,406)         (1,524)
Payments on termination                    (200,898)       (159,010)       (524,729)       (218,209)       (298,166)        (54,250)
Loans - net                                     (87)           (116)            (80)             (6)            (23)             (4)
Contract administration charges              (1,130)           (832)         (2,528)         (1,663)         (3,290)           (720)
Transfers among the sub-accounts
  and with the Fixed Account - net          758,086         185,309       4,773,116       2,412,796       9,359,544         383,908
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,313,303         997,726       8,418,075       4,294,954      11,404,751         832,960
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,155,967         345,095      11,355,008       2,989,701      13,566,665         496,536

NET ASSETS AT BEGINNING OF PERIOD         2,537,702       2,192,607       4,950,828       1,961,127         793,133         296,597
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   4,693,669   $   2,537,702   $  16,305,836   $   4,950,828   $  14,359,798   $     793,133
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               310,979         208,152         522,443         122,684         296,245          76,919
    Units issued                            197,204         195,621       1,416,157         650,834       3,218,107         529,913
    Units redeemed                          (54,276)        (92,794)       (613,016)       (251,075)     (1,050,544)       (310,587)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        453,907         310,979       1,325,584         522,443       2,463,808         296,245
                                      =============   =============   =============   =============   =============   =============

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                       PIMCO Variable Insurance Trust Sub-Accounts
                                      -----------------------------------------------------------------------------
                                                                                                          PIMCO
                                               Foreign Bond                   Money Market             Real Return
                                      -----------------------------   -----------------------------   -------------
                                          2003            2002            2003            2002          2003 (a)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     120,648   $      40,994   $    (213,768)  $     (18,536)  $      (3,016)
Net realized gains (losses)                  15,583          25,020               -               -          23,688
Change in unrealized gains (losses)        (258,136)         81,501               -               -           6,097
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                          (121,905)        147,515        (213,768)        (18,536)         26,769
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,705,063       1,298,237      13,796,213      15,964,598         439,316
Benefit payments                            (11,603)        (22,991)       (355,209)        (80,364)              -
Payments on termination                  (1,619,259)       (115,449)     (4,009,117)     (5,525,703)        (15,752)
Loans - net                                    (233)              -            (749)           (107)              -
Contract administration charges              (2,701)           (322)         (5,150)         (2,048)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        8,348,375       2,176,049      (8,415,203)      2,648,920         811,439
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             10,419,642       3,335,524       1,010,785      13,005,296       1,235,003
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        10,297,737       3,483,039         797,017      12,986,760       1,261,772

NET ASSETS AT BEGINNING OF PERIOD         4,132,587         649,548      25,842,377      12,855,617               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  14,430,324   $   4,132,587   $  26,639,394   $  25,842,377   $   1,261,772
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               368,246          56,148       2,446,399       1,195,588               -
    Units issued                          1,475,654         448,437       2,831,233       4,712,292         132,738
    Units redeemed                         (543,892)       (136,339)     (2,716,922)     (3,461,481)        (12,134)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,300,008         368,246       2,560,710       2,446,399         120,604
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Putnam Variable
                                               PIMCO Variable Insurance Trust Sub-Accounts                 Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                           PIMCO Total Return         StocksPLUS Growth and Income            VT High Yield
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     861,688   $     521,621   $      43,440   $      48,448   $     197,553   $      27,557
Net realized gains (losses)                 883,352         525,783        (222,154)       (265,652)         32,194          (8,298)
Change in unrealized gains (losses)         140,764         681,976       1,431,005        (534,266)        557,825         (17,159)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,885,804       1,729,380       1,252,291        (751,470)        787,572           2,100
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 23,409,649      12,926,286       2,200,822         839,797       2,354,809         844,347
Benefit payments                           (348,273)        (86,606)        (14,170)        (41,660)         (7,579)           (985)
Payments on termination                  (7,420,656)     (1,739,974)       (383,657)       (310,823)       (196,545)        (44,236)
Loans - net                                    (807)           (348)            (97)           (124)            (29)             (7)
Contract administration charges             (16,787)         (4,655)         (1,763)         (1,322)           (205)              -
Transfers among the sub-accounts
  and with the Fixed Account - net       15,972,544      25,219,087         382,693       1,240,805       1,914,818         720,623
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             31,595,670      36,313,790       2,183,828       1,726,673       4,065,269       1,519,742
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        33,481,474      38,043,170       3,436,119         975,203       4,852,841       1,521,842

NET ASSETS AT BEGINNING OF PERIOD        44,468,190       6,425,020       3,544,425       2,569,222       1,649,206         127,364
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  77,949,664   $  44,468,190   $   6,980,544   $   3,544,425   $   6,502,047   $   1,649,206
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             3,913,128         553,457         497,508         283,630         171,022          12,891
    Units issued                          5,800,080       4,366,446         542,440         397,485         469,554         183,979
    Units redeemed                       (3,046,166)     (1,006,775)       (276,762)       (183,607)        (98,162)        (25,848)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      6,667,042       3,913,128         763,186         497,508         542,414         171,022
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                            Putnam Variable
                                           Trust Sub-Accounts               Rydex Variable Trust Sub-Accounts
                                      -----------------------------   ---------------------------------------------
                                            VT International                                              Rydex
                                            Growth and Income                   Rydex OTC            Sector Rotation
                                      -----------------------------   -----------------------------  ---------------
                                          2003            2002            2003            2002          2003 (a)
                                      -------------   -------------   -------------   -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,308)  $      (7,787)  $     (28,806)  $     (10,021)  $        (250)
Net realized gains (losses)                 312,524          45,161          22,169         (83,932)          1,643
Change in unrealized gains (losses)         756,599         (67,930)        647,374        (216,160)          3,948
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         1,056,815         (30,556)        640,737        (310,113)          5,341
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    891,383         375,809         671,276         702,883          94,628
Benefit payments                                  -          (7,034)         (9,147)         (1,588)              -
Payments on termination                    (191,831)        (15,683)        (75,194)        (11,061)              -
Loans - net                                      (1)              -               -               -               -
Contract administration charges                (712)            (85)           (454)            (77)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          826,970       1,025,424         885,626         427,917            (828)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              1,525,809       1,378,431       1,472,107       1,118,074          93,800
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         2,582,624       1,347,875       2,112,844         807,961          99,141

NET ASSETS AT BEGINNING OF PERIOD         1,374,460          26,585       1,008,017         200,056               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,957,084   $   1,374,460   $   3,120,861   $   1,008,017   $      99,141
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               168,883           2,816         235,724          29,374               -
    Units issued                          4,100,585       2,005,433         386,035         263,410          11,397
    Units redeemed                       (3,910,847)     (1,839,366)        (93,132)        (57,060)         (3,428)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        358,621         168,883         528,627         235,724           7,969
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                        Salomon Brothers Variable           Scudder Variable Insurance Trust
                                        Series Funds Sub-Account                 (Class B) Sub-Accounts
                                      -----------------------------   ---------------------------------------------
                                                                          EAFE           Equity         Small Cap
                                                                      Equity Index      500 Index         Index
                                               All Cap (l)              (Class B)       (Class B)       (Class B)
                                      -----------------------------   -------------   -------------   -------------
                                          2003            2002           2003 (a)        2003 (a)        2003 (a)
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (89,352)  $     (54,045)  $        (151)  $      (5,188)  $      (1,854)
Net realized gains (losses)                (225,780)       (296,583)          2,279          13,042           2,859
Change in unrealized gains (losses)       2,761,550      (1,465,984)          3,425          95,292          38,841
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         2,446,418      (1,816,612)          5,553         103,146          39,846
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,919,199       2,272,749          11,900         535,344         158,369
Benefit payments                            (67,393)         (3,183)              -               -               -
Payments on termination                    (876,327)       (363,653)              -          (6,347)           (947)
Loans - net                                     (14)            (17)              -               -               -
Contract administration charges              (2,456)         (1,823)              -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,159,379         876,260          20,457         700,862         555,860
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,132,388       2,780,333          32,357       1,229,859         713,282
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         4,578,806         963,721          37,910       1,333,005         753,128

NET ASSETS AT BEGINNING OF PERIOD         6,170,439       5,206,718               -               -               -
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  10,749,245   $   6,170,439   $      37,910   $   1,333,005   $     753,128
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               672,516         387,048               -               -               -
    Units issued                            430,798         456,906           8,182         134,342          58,909
    Units redeemed                         (242,033)       (171,438)         (5,301)        (24,184)         (4,509)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        861,281         672,516           2,881         110,158          54,400
                                      =============   =============   =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(l) Previously known as Capital

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                Balanced                          Bond                      Global Discovery
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     183,957   $     333,351   $     599,697   $     840,723   $     (63,850)  $     (45,273)
Net realized gains (losses)                (918,135)     (1,832,394)        182,933          (4,121)       (114,342)       (733,995)
Change in unrealized gains (losses)       3,506,506      (2,363,559)        (21,542)        340,637       2,038,681           5,150
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         2,772,328      (3,862,602)        761,088       1,177,239       1,860,489        (774,118)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,727,406       1,729,826       4,735,909       3,723,965       1,370,700         546,596
Benefit payments                           (150,074)       (354,602)        (71,597)       (165,616)        (55,468)        (51,950)
Payments on termination                  (2,612,895)     (2,735,753)     (3,603,296)     (3,077,382)       (268,184)       (161,444)
Loans - net                                    (277)           (223)            (81)           (200)             (7)              -
Contract administration charges             (10,999)        (11,229)         (9,441)         (6,610)         (2,503)         (1,663)
Transfers among the sub-accounts
  and with the Fixed Account - net           99,065      (2,387,778)     (1,425,518)         37,650       1,499,888         226,854
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (947,774)     (3,759,759)       (374,024)        511,807       2,544,426         558,393
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,824,554      (7,622,361)        387,064       1,689,046       4,404,915        (215,725)

NET ASSETS AT BEGINNING OF PERIOD        17,978,968      25,601,329      20,534,152      18,845,106       3,268,336       3,484,061
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  19,803,522   $  17,978,968   $  20,921,216   $  20,534,152   $   7,673,251   $   3,268,336
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,493,378       1,762,083       1,611,787       1,558,850         368,759         298,124
    Units issued                            464,559         488,457       1,015,742       1,239,373         561,594         690,669
    Units redeemed                         (458,879)       (757,162)     (1,016,044)     (1,186,436)       (289,682)       (620,034)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,499,058       1,493,378       1,611,485       1,611,787         640,671         368,759
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          STI Classic Variable
                                                 Scudder Variable Series I Sub-Accounts                    Trust Sub-Accounts
                                      -------------------------------------------------------------   -----------------------------
                                            Growth and Income                 International             STI Capital Appreciation
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (12,022)  $     (11,703)  $     (14,012)  $     (36,548)  $     (21,165)  $     (15,303)
Net realized gains (losses)                (171,970)       (376,102)         92,475       1,040,219         (55,694)        (41,505)
Change in unrealized gains (losses)         874,045        (514,834)        731,852        (124,045)        312,312        (240,734)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           690,053        (902,639)        810,315         879,626         235,453        (297,542)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    805,647         624,154         806,230         303,555         396,537         841,438
Benefit payments                            (79,052)        (23,571)        (32,868)         (2,824)        (44,020)        (26,240)
Payments on termination                    (428,207)       (430,601)       (271,409)       (303,309)        (72,064)        (75,835)
Loans - net                                     (32)            (36)              -               -               -               -
Contract administration charges              (1,778)         (1,387)         (1,039)           (866)         (1,128)           (410)
Transfers among the sub-accounts
  and with the Fixed Account - net          168,102          40,190         238,388      (2,654,704)        137,047          27,426
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                464,680         208,749         739,302      (2,658,148)        416,372         766,379
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         1,154,733        (693,890)      1,549,617      (1,778,522)        651,825         468,837

NET ASSETS AT BEGINNING OF PERIOD         2,703,767       3,397,657       1,894,557       3,673,079       1,219,482         750,645
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   3,858,500   $   2,703,767   $   3,444,174   $   1,894,557   $   1,871,307   $   1,219,482
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               387,744         367,713         295,742         446,952         168,012          79,016
    Units issued                            203,793         191,003       2,608,867      32,777,372         138,347         160,027
    Units redeemed                         (142,562)       (170,972)     (2,445,764)    (32,928,582)        (83,854)        (71,031)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        448,975         387,744         458,845         295,742         222,505         168,012
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Strong Opportunity
                                                 STI Classic Variable Trust Sub-Accounts                Fund II, Inc. Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                        STI International Equity         STI Value Income Stock            Opportunity Fund II
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $        (749)  $     (12,257)  $         113   $      (1,652)  $    (193,485)  $    (141,158)
Net realized gains (losses)                 (37,161)         23,962        (101,934)       (273,608)       (776,189)     (2,364,471)
Change in unrealized gains (losses)          54,256          14,176         398,645        (230,121)      5,187,989      (2,471,445)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            16,346          25,881         296,824        (505,381)      4,218,315      (4,977,074)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      2,984          48,900         305,194         421,241       2,639,703       3,378,732
Benefit payments                                  -          (3,638)         (5,645)         (8,872)        (90,279)       (109,326)
Payments on termination                     (30,347)        (95,096)       (130,441)       (226,735)       (828,089)       (853,780)
Loans - net                                       -               -               -              (1)            (23)            (60)
Contract administration charges                (162)         (1,098)         (1,272)         (1,006)         (8,436)         (7,332)
Transfers among the sub-accounts
  and with the Fixed Account - net         (124,051)       (790,316)       (472,041)     (1,270,903)     (1,045,368)      2,355,898
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions               (151,576)       (841,248)       (304,205)     (1,086,276)        667,508       4,764,132
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS          (135,230)       (815,367)         (7,381)     (1,591,657)      4,885,823        (212,942)

NET ASSETS AT BEGINNING OF PERIOD           225,730       1,041,097       1,864,154       3,455,811      11,659,573      11,872,515
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $      90,500   $     225,730   $   1,856,773   $   1,864,154   $  16,545,396   $  11,659,573
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                34,461         127,676         241,196         371,924       1,225,079         863,645
    Units issued                            290,297       2,305,290          94,073         309,080       1,090,868       1,862,973
    Units redeemed                         (314,507)     (2,398,505)       (143,735)       (439,808)       (964,949)     (1,501,539)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period         10,251          34,461         191,534         241,196       1,350,998       1,225,079
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------

                                                Strong Variable Insurance                 T. Rowe Price Equity
                                                Funds, Inc. Sub-Accounts                Series, Inc. Sub-Accounts
                                      ---------------------------------------------   -----------------------------
                                        Discovery
                                         Fund II         Mid Cap Growth Fund II        T. Rowe Price Equity Income
                                      -------------   -----------------------------   -----------------------------
                                        2002 (n)          2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (5,738)  $     (96,596)  $     (89,483)  $      64,988   $      47,462
Net realized gains (losses)                (119,737)       (589,005)     (2,678,971)       (409,326)     (1,313,001)
Change in unrealized gains (losses)         149,806       2,378,309        (516,790)      4,886,629      (2,345,325)
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            24,331       1,692,708      (3,285,244)      4,542,291      (3,610,864)
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     14,070       1,135,422         644,377       5,754,360       4,995,425
Benefit payments                             (9,097)        (50,624)        (66,137)       (323,103)        (92,895)
Payments on termination                     (25,772)       (407,552)       (346,543)     (1,437,857)     (1,613,348)
Loans - net                                       -             (28)            (99)            (85)            (76)
Contract administration charges                (388)         (5,408)         (5,591)        (10,153)         (9,082)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,271,699)        460,330        (662,280)      3,015,622       1,114,616
                                      -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions             (1,292,886)      1,132,140        (436,273)      6,998,784       4,394,640
                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (1,268,555)      2,824,848      (3,721,517)     11,541,075         783,776

NET ASSETS AT BEGINNING OF PERIOD         1,268,555       4,578,343       8,299,860      16,769,953      15,986,177
                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD          $            -   $   7,403,191   $   4,578,343   $  28,311,028   $  16,769,953
                                      =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               107,137         723,121         759,712       1,608,602       1,302,771
    Units issued                             53,989       1,281,173       1,346,145       1,190,989       1,738,833
    Units redeemed                         (161,126)     (1,038,775)     (1,382,736)       (583,463)     (1,433,002)
                                      -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period              -         965,519         723,121       2,216,128       1,608,602
                                      =============   =============   =============   =============   =============

(n) For the period beginning January 1, 2002 and ended May 16, 2002

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       T. Rowe Price International
                                             T. Rowe Price Equity Series, Inc. Sub-Accounts              Series, Inc. Sub-Account
                                      -------------------------------------------------------------   -----------------------------
                                                                             T. Rowe Price                    T. Rowe Price
                                      T. Rowe Price Mid-Cap Growth         New America Growth              International Stock
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (256,345)  $    (192,027)  $     (33,217)  $     (21,679)  $         225   $     (52,504)
Net realized gains (losses)                  15,638      (1,299,541)       (376,556)       (276,734)       (127,425)      1,053,441
Change in unrealized gains (losses)       5,867,898      (2,482,986)        941,472        (309,224)        955,130         (88,470)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                         5,627,191      (3,974,554)        531,699        (607,637)        827,930         912,467
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,649,809       3,323,173         858,082         205,353       1,095,721         429,462
Benefit payments                            (76,682)        (59,008)        (12,688)         (1,852)        (59,978)              -
Payments on termination                  (1,246,141)     (1,001,296)       (274,699)       (152,681)       (365,854)       (323,754)
Loans - net                                     (20)            (77)            (14)            (20)            (21)            (17)
Contract administration charges              (9,049)         (6,791)         (1,532)           (886)         (1,609)         (1,365)
Transfers among the sub-accounts
  and with the Fixed Account - net        4,708,107       3,718,346        (363,764)      1,540,740         669,834      (3,422,500)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              9,026,024       5,974,347         205,385       1,590,654       1,338,093      (3,318,174)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        14,653,215       1,999,793         737,084         983,017       2,166,023      (2,405,707)

NET ASSETS AT BEGINNING OF PERIOD        12,237,729      10,237,936       2,660,877       1,677,860       2,549,440       4,955,147
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $  26,890,944   $  12,237,729   $   3,397,961   $   2,660,877   $   4,715,463   $   2,549,440
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                             1,180,752         733,837         409,524         177,917         375,829         573,698
    Units issued                          1,565,458       2,099,171         760,148       1,722,323       3,121,223      35,648,713
    Units redeemed                         (751,826)     (1,652,256)       (771,211)     (1,490,716)     (2,933,975)    (35,846,582)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period      1,994,384       1,180,752         398,461         409,524         563,077         375,829
                                      =============   =============   =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          The Universal Institutional Funds, Inc. Sub-Accounts
                                      ---------------------------------------------------------------------------------------------
                                                                               Van Kampen                     Van Kampen
                                        Van Kampen UIF High Yield          UIF Mid Cap Core (m)            UIF Mid Cap Growth
                                      -----------------------------   -----------------------------   -----------------------------
                                          2003            2002            2003            2002            2003            2002
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (52,357)  $     202,242   $     (69,865)  $     (60,408)  $     (53,782)  $     (42,741)
Net realized gains (losses)                 (60,583)       (137,709)       (163,579)       (274,569)       (240,551)       (377,009)
Change in unrealized gains (losses)         831,158        (197,126)      1,863,150      (1,169,543)      1,497,635        (765,253)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                           718,218        (132,593)      1,629,706      (1,504,520)      1,203,302      (1,185,003)
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,587,504       1,003,702         639,105       1,596,757       1,001,509         878,841
Benefit payments                            (15,813)           (228)        (24,134)        (40,743)        (14,158)         (5,023)
Payments on termination                    (409,948)       (125,026)       (313,298)       (288,765)       (353,250)       (218,394)
Loans - net                                       -               -               -               -               -               -
Contract administration charges                (624)           (200)         (2,119)         (1,421)         (1,526)         (1,144)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,390,311         178,382         261,473         694,900         972,506         176,831
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions              2,551,430       1,056,630         561,027       1,960,728       1,605,081         831,111
                                      -------------   -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS         3,269,648         924,037       2,190,733         456,208       2,808,383        (353,892)

NET ASSETS AT BEGINNING OF PERIOD         2,361,354       1,437,317       4,036,798       3,580,590       2,605,325       2,959,217
                                      -------------   -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $   5,631,002   $   2,361,354   $   6,227,531   $   4,036,798   $   5,413,708   $   2,605,325
                                      =============   =============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                               292,033         166,138         453,307         285,184         437,507         337,215
    Units issued                            417,675         227,949         153,727         303,390         321,111         217,338
    Units redeemed                         (151,133)       (102,054)       (105,478)       (135,267)       (107,708)       (117,046)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period        558,575         292,033         501,556         453,307         650,910         437,507
                                      =============   =============   =============   =============   =============   =============

(m) Previously known as Van Kampen UIF Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------

                                      The Universal
                                      Institutional
                                       Funds, Inc.
                                       (Class II)      Van Kampen Life Investment
                                       Sub-Account    Trust (Class II) Sub-Account
                                      -------------   -----------------------------
                                       Van Kampen
                                      UIF U.S. Real
                                         Estate                LIT Growth
                                       (Class II)         and Income (Class II)
                                      -------------   -----------------------------
                                        2003 (a)          2003            2002
                                      -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $      (2,369)  $     (92,724)  $     (25,855)
Net realized gains (losses)                   4,362          16,854         (76,243)
Change in unrealized gains (losses)          40,277       2,613,760        (255,871)
                                      -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                            42,270       2,537,890        (357,969)
                                      -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    263,483       5,711,496       2,718,445
Benefit payments                                  -         (37,628)        (31,729)
Payments on termination                      (2,549)       (732,849)       (207,259)
Loans - net                                       -             (28)              -
Contract administration charges                   -          (1,521)           (156)
Transfers among the sub-accounts
  and with the Fixed Account - net          568,031       5,567,332       2,454,704
                                      -------------   -------------   -------------

Increase (decrease) in net assets
  from contract transactions                828,965      10,506,802       4,934,005
                                      -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS           871,235      13,044,692       4,576,036

NET ASSETS AT BEGINNING OF PERIOD                 -       4,772,507         196,471
                                      -------------   -------------   -------------

NET ASSETS AT END OF PERIOD           $     871,235   $  17,817,199   $   4,772,507
                                      =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                     -         588,415          20,395
    Units issued                             79,976       1,395,061         688,124
    Units redeemed                          (11,671)       (240,389)       (120,104)
                                      -------------   -------------   -------------
  Units outstanding at end of period         68,305       1,743,087         588,415
                                      =============   =============   =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. After December 31, 2003, Investor's Select accepts deposits from existing contractholders, but is not available to new investors. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                         J.P. MORGAN SERIES TRUST II
       AIM V.I. Dent Demographics                             Small Company
     THE ALGER AMERICAN FUND                              JANUS ASPEN SERIES
       Growth                                                 Balanced
       Income & Growth                                        Flexible Income
       Leveraged AllCap                                       Growth
       MidCap Growth                                          Mid Cap Growth (Previously known as
       Small Capitalization                                     Aggressive Growth)
     THE ALGER AMERICAN FUND (SERIES - S)                     Worldwide Growth
       Growth (Series - S)                                JANUS ASPEN SERIES (SERVICE SHARES)
     FEDERATED INSURANCE SERIES                               International Value (Service Shares)
       Federated Capital Income Fund II (Previously             (Previously known as Global Value (Service
          known as Federated Utility Fund II)                   Shares))
       Federated Fund for U.S. Government Securities II       Worldwide Growth (Service Shares)
       Federated High Income Bond Fund II                 LAZARD RETIREMENT SERIES, INC.
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                Emerging Markets
       VIP Asset Manager                                      International Equity
       VIP Contrafund                                     LSA VARIABLE SERIES TRUST
       VIP Equity-Income                                      LSA Aggressive Growth
       VIP Growth                                             LSA Balanced
       VIP Index 500                                          LSA Basic Value
       VIP Money Market                                       LSA Blue Chip
       VIP Overseas                                           LSA Capital Appreciation
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                LSA Capital Growth (Previously known as LSA
      (SERVICE CLASS 2)                                         Growth Equity)
       VIP Equity-Income (Service Class 2)                    LSA Disciplined Equity (Merged on April 30,
       VIP Growth (Service Class 2)                             2003 into LSA Equity Growth previously
       VIP Investment Grade Bond (Service Class 2)              known as LSA Focused Equity)
       VIP Overseas (Service Class 2)                         LSA Diversified Mid Cap
     GOLDMAN SACHS VARIABLE INSURANCE TRUST                   LSA Emerging Growth Equity
       VIT CORE Small Cap Equity                              LSA Equity Growth (Previously known as LSA
       VIT International Equity                                 Focused Equity)
                                                              LSA Mid Cap Value
                                                              LSA Value Equity

--------------------------------------------------------------------------------

     MFS VARIABLE INSURANCE TRUST                         SCUDDER VARIABLE INSURANCE TRUST (CLASS B)
       MFS Emerging Growth Series                             EAFE Equity Index (Class B)
       MFS Investors Trust Series                             Equity 500 Index (Class B)
       MFS New Discovery Series                               Small Cap Index (Class B)
       MFS Research Series                                SCUDDER VARIABLE SERIES I
       MFS Total Return Series                                Balanced
     MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Bond
       MFS New Discovery Series (Service Class)               Global Discovery
       MFS Utilities Series (Service Class)                   Growth and Income
     OPPENHEIMER VARIABLE ACCOUNT                             International
      FUNDS (SERVICE CLASS ("SC"))                        STI CLASSIC VARIABLE TRUST
       Oppenheimer Main Street Small Cap Growth (SC)          STI Capital Appreciation
     PANORAMA SERIES FUND, INC. (SERVICE                      STI International Equity
      CLASS ("SC"))                                           STI Value Income Stock
       Oppenheimer International Growth (SC)              STRONG OPPORTUNITY FUND II, INC.
     PIMCO ADVISORS VARIABLE INSURANCE TRUST                  Opportunity Fund II
      (PREVIOUSLY KNOWN AS OCC ACCUMULATION TRUST)        STRONG VARIABLE INSURANCE FUNDS, INC
       OpCap Equity (Previously known as OCC Equity)          Discovery Fund II (Closed May 16, 2002)
       OpCap Small Cap (Previously known as OCC               Mid Cap Growth Fund II
         Small Cap)                                       T. ROWE PRICE EQUITY SERIES, INC.
       PEA Science and Technology (Previously known           T. Rowe Price Equity Income
         as OCC Science and Technology)                       T. Rowe Price Mid-Cap Growth
     PIMCO VARIABLE INSURANCE TRUST                           T. Rowe Price New America Growth
       Foreign Bond                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
       Money Market                                           T. Rowe Price International Stock
       PIMCO Real Return                                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       PIMCO Total Return                                     Van Kampen UIF High Yield
       StocksPLUS Growth and Income                           Van Kampen UIF Mid Cap Core (Previously
     PUTNAM VARIABLE TRUST                                      known as Van Kampen UIF Mid Cap Value)
       VT High Yield                                          Van Kampen UIF Mid Cap Growth
       VT International Growth and Income                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     RYDEX VARIABLE TRUST                                   (CLASS II)
       Rydex OTC                                              Van Kampen UIF U.S. Real Estate (Class II)
       Rydex Sector Rotation                              VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
     SALOMON BROTHERS VARIABLE SERIES FUNDS                   LIT Growth and Income (Class II)
       All Cap (Previously known as Capital)

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

--------------------------------------------------------------------------------

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.05% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering

--------------------------------------------------------------------------------

     the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2003 were as follows:

                                                                                      Purchases
                                                                                    -------------
Investments in the AIM Variable Insurance Funds Sub-Account:
      AIM V. I. Dent Demographics                                                   $     517,292

Investments in The Alger American Fund Sub-Accounts:
      Growth                                                                            7,370,604
      Income & Growth                                                                  10,142,248
      Leveraged AllCap                                                                 15,100,901
      MidCap Growth                                                                    14,176,002
      Small Capitalization                                                             11,044,686

Investments in The Alger American Fund (Series - S) Sub-Account:
      Growth (Series - S) (a)                                                           1,720,527

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Capital Income Fund II (b)                                              2,419,203
      Federated Fund for U.S. Government Securities II                                 24,696,925
      Federated High Income Bond Fund II                                               44,897,145

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
      VIP Asset Manager                                                                 4,280,261
      VIP Contrafund                                                                   16,398,762
      VIP Equity-Income                                                                14,827,123
      VIP Growth                                                                       10,277,723
      VIP Index 500                                                                    25,192,345
      VIP Money Market                                                                176,411,813
      VIP Overseas                                                                     25,024,665

Investments in the Fidelity Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
      VIP Equity-Income (Service Class 2)                                               3,829,804
      VIP Growth (Service Class 2) (a)                                                  3,670,996
      VIP Investment Grade Bond (Service Class 2)                                      15,306,694
      VIP Overseas (Service Class 2)                                                    1,366,186

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
      VIT CORE Small Cap Equity                                                         2,687,419
      VIT International Equity                                                            992,377

Investments in the J.P. Morgan Series Trust II Sub-Account:
      Small Company                                                                     1,121,027

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(b) Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                                      $  10,589,194
      Flexible Income                                                                  17,801,284
      Growth                                                                            5,176,665
      Mid Cap Growth (c)                                                                6,398,080
      Worldwide Growth                                                                  6,597,547

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      International Value (Service Shares) (d)                                          6,486,356
      Worldwide Growth (Service Shares)                                                 1,287,008

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets                                                                  1,499,639
      International Equity                                                                479,956

Investments in the LSA Variable Series Trust Sub-Accounts:
      LSA Aggressive Growth                                                             1,579,079
      LSA Balanced                                                                     11,849,186
      LSA Basic Value                                                                  11,381,532
      LSA Blue Chip                                                                     6,309,774
      LSA Capital Appreciation                                                          3,190,125
      LSA Capital Growth (e)                                                            2,909,885
      LSA Disciplined Equity (f)                                                        1,018,555
      LSA Diversified Mid Cap                                                           5,894,223
      LSA Emerging Growth Equity                                                       10,368,876
      LSA Equity Growth (f) (g)                                                         7,385,956
      LSA Mid Cap Value                                                                 8,874,625
      LSA Value Equity                                                                  6,233,859

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Emerging Growth Series                                                        1,972,220
      MFS Investors Trust Series                                                        2,784,154
      MFS New Discovery Series                                                          4,541,171
      MFS Research Series                                                                 841,918
      MFS Total Return Series                                                          11,418,719

(c) Previously known as Aggressive Growth

(d) Previously known as Global Value (Service Shares)

(e) Previously known as LSA Growth Equity

(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity

(g) Previously known as LSA Focused Equity

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
      MFS New Discovery Series (Service Class)                                      $   2,484,624
      MFS Utilities Series (Service Class)                                              1,785,333

Investments in the Oppenheimer Variable Account Funds
  (Service Class ("SC")) Sub-Account:
      Oppenheimer Main Street Small Cap Growth (SC)                                    15,503,053

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
      Oppenheimer International Growth (SC)                                             1,321,977

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts (h):
      OpCap Equity (i)                                                                  1,667,821
      OpCap Small Cap (j)                                                              11,480,407
      PEA Science and Technology (k)                                                   15,860,313

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                     15,188,488
      Money Market                                                                     22,470,813
      PIMCO Real Return (a)                                                             1,368,592
      PIMCO Total Return                                                               52,901,997
      StocksPLUS Growth and Income                                                      3,953,491

Investments in the Putnam Variable Trust Sub-Accounts:
      VT High Yield                                                                     5,111,685
      VT International Growth and Income                                               29,663,711

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex OTC                                                                         1,985,880
      Rydex Sector Rotation (a)                                                           135,656

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
      All Cap (l)                                                                       3,814,169

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(h) Previously known as OCC Accumulation Trust

(i) Previously known as OCC Equity

(j) Previously known as OCC Small Cap

(k) Previously known as OCC Science and Technology

(l) Previously known as Capital

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      Purchases
                                                                                    -------------
Investments in the Scudder Variable Insurance Trust (Class B) Sub-Accounts:
      EAFE Equity Index (Class B) (a)                                               $      96,327
      Equity 500 Index (Class B) (a)                                                    1,460,562
      Small Cap Index (Class B) (a)                                                       772,921

Investments in the Scudder Variable Series I Sub-Accounts:
      Balanced                                                                          3,725,206
      Bond                                                                              9,595,687
      Global Discovery                                                                  4,355,162
      Growth and Income                                                                 1,475,624
      International                                                                    13,965,573

Investments in the STI Classic Variable Trust Sub-Accounts:
      STI Capital Appreciation                                                            976,999
      STI International Equity                                                             17,838
      STI Value Income Stock                                                              525,147

Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
      Opportunity Fund II                                                               9,756,716

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
      Mid Cap Growth Fund II                                                            7,218,196

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Equity Income                                                      10,967,165
      T. Rowe Price Mid-Cap Growth                                                     15,864,616
      T. Rowe Price New America Growth                                                  5,304,225

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
      T. Rowe Price International Stock                                                18,178,415

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
      Van Kampen UIF High Yield                                                         3,727,354
      Van Kampen UIF Mid Cap Core (m)                                                   1,280,733
      Van Kampen UIF Mid Cap Growth                                                     2,054,303

Investment in The Universal Institutional Funds, Inc. (Class II) Sub-Account:
      Van Kampen UIF U.S. Real Estate (Class II) (a)                                      907,289

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
      LIT Growth and Income (Class II)                                                 11,882,170
                                                                                    -------------

                                                                                    $ 899,148,552
                                                                                    =============

(a) For the period beginning May 1, 2003 and ended December 31, 2003

(m) Previously known as Van Kampen UIF Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return are presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit fair values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit fair values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charge, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit fair values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit fair values. The ratio does not include any expenses assessed through the redemption of units.

               Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the AIM Variable
  Insurance Funds Sub-Account:
    AIM V. I. Dent Demographics
       2003                             144  $   8.72 -  $   8.87  $    1,267            0.00%   1.35% - 2.05%     -12.83% -  35.61%
       2002                             104      6.48 -      6.54         679            0.00    1.35  - 1.95      -33.53  - -33.12
       2001 (o)                          11      9.75 -      9.77         103            0.00    1.35  - 1.95       -2.48  -  -2.26

(o) For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Alger American
  Fund Sub-Accounts:
    Growth
      2003                            2,416  $   6.17 - $   10.20  $   23,001            0.00%   1.25% - 1.80%      32.75% -  33.48%
      2002                            2,015      4.65 -      7.64      15,293            0.04    1.25  - 1.80      -34.19  - -33.83
      2001                            2,405      7.07 -     11.54      28,005            0.23    1.25  - 1.80      -13.40  - -12.92
    Income & Growth
      2003                            2,447      6.74 -     11.64      26,121            0.29    1.25  - 1.80       27.53  -  28.23
      2002                            2,331      5.28 -      9.08      20,204            0.67    1.25  - 1.80      -32.33  - -31.96
      2001                            2,450      7.81 -     13.34      32,508            0.37    1.25  - 1.80      -15.86  - -15.39
    Leveraged AllCap
      2003                            1,850      5.45 -     12.06      18,049            0.00    1.25  - 1.80       32.32  -  33.05
      2002                            1,543      4.12 -      9.06      12,637            0.01    1.25  - 1.80      -35.09  - -34.73
      2001                            1,583      6.34 -     13.88      21,195            0.00    1.25  - 1.80      -17.44  - -16.98
    MidCap Growth
      2003                            2,484      8.70 -     15.26      31,408            0.00    1.25  - 1.80       45.16  -  45.96
      2002                            1,575      6.00 -     10.46      15,074            0.00    1.25  - 1.80      -30.80  - -30.42
      2001                            1,618      8.66 -     15.03      23,790            0.00    1.25  - 1.80       -8.20  -  -7.69
    Small Capitalization
      2003                            1,739      5.06 -      8.21      12,925            0.00    1.25  - 1.80       39.81  -  40.58
      2002                            1,232      3.62 -      5.84       6,750            0.00    1.25  - 1.80      -27.54  - -27.14
      2001                            1,184      4.99 -      8.02       9,006            0.04    1.25  - 1.80      -30.78  - -30.40

Investments in the Alger American
  Fund (Series - S) Sub-Account:
    Growth (Series - S)
      2003 (a)                          138     12.29 -     12.36       1,699            0.00    1.35  - 2.15       22.94  -  23.61

Investments in the Federated
  Insurance Series Sub-Accounts:
    Federated Capital
      Income Fund II (b)
         2003                         1,008      6.86 -      7.67       9,113            5.98    1.25  - 1.80       18.52  -  19.17
         2002                         1,107      5.78 -      6.43       8,710            5.48    1.25  - 1.80      -25.31  - -24.89
         2001                         1,363      7.74 -      8.57      14,446            3.47    1.25  - 1.80      -15.27  - -14.80
      Federated Fund for U.S.
        Government Securities II
         2003                         4,333     12.01 -     12.71      57,279            4.42    1.25  - 1.80        0.54  -   1.09
         2002                         6,221     11.94 -     12.57      82,676            3.11    1.25  - 1.80        7.10  -   7.69
         2001                         4,587     11.15 -     11.67      57,925            3.23    1.25  - 1.80        5.11  -   5.69

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(b)  Previously known as Federated Utility Fund II

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Federated
  Insurance Series Sub-Accounts
    (continued):
       Federated High Income
         Bond Fund II
           2003                       2,278  $  10.81 - $   10.94  $   27,544            7.13%   1.25% - 1.80%      20.04% -  20.70%
           2002                       1,595      8.96 -      9.11      17,044           11.73    1.25  - 1.80       -0.42  -   0.13
           2001                       1,971      8.95 -      9.15      20,918           13.16    1.25  - 1.80       -0.44  -   0.11

Investments in the Fidelity
  Variable Insurance Products Fund
  Sub-Accounts:
    VIP Asset Manager
           2003                       1,378      9.38 -     11.19      18,163            3.49    1.25  - 1.80       15.87  -  16.51
           2002                       1,365      8.09 -      9.60      16,044            4.06    1.25  - 1.80      -10.36  -  -9.86
           2001                       1,495      9.03 -     10.65      20,287            4.19    1.25  - 1.80       -5.81  -  -5.29
    VIP Contrafund
           2003                       5,122      9.08 -     12.76      69,173            0.41    1.25  - 1.80       26.17  -  26.87
           2002                       4,103      7.19 -     10.06      47,439            0.84    1.25  - 1.80      -10.97  - -10.48
           2001                       3,931      8.08 -     11.24      53,585            0.78    1.25  - 1.80      -13.82  - -13.34
    VIP Equity-Income
           2003                       4,757     10.76 -     12.07      76,824            1.66    1.25  - 1.80       28.01  -  28.71
           2002                       4,571      8.41 -      9.38      60,366            1.84    1.25  - 1.80      -18.43  - -17.98
           2001                       5,014     10.30 -     11.43      84,335            1.72    1.25  - 1.80       -6.66  -  -6.14
    VIP Growth
           2003                       4,209      6.08 -     10.22      53,360            0.26    1.25  - 1.80       30.48  -  31.20
           2002                       3,992      4.66 -      7.79      42,976            0.26    1.25  - 1.80      -31.35  - -30.97
           2001                       4,540      6.79 -     11.28      76,095            0.08    1.25  - 1.80      -19.13  - -18.68
    VIP Index 500
           2003                       7,054      7.52 -     10.24      68,654            1.32    1.25  - 1.80       26.12  -  26.81
           2002                       6,156      5.96 -      8.07      49,088            1.38    1.25  - 1.80      -23.64  - -23.22
           2001                       6,554      7.80 -     10.51      68,656            1.12    1.25  - 1.80      -13.68  - -13.20
    VIP Money Market
           2003                       5,698     10.37 -     11.41      66,354            1.02    1.25  - 1.80       -0.80  -  -0.26
           2002                       8,988     10.46 -     11.44     106,870            1.79    1.25  - 1.80       -0.12  -   0.43
           2001                       8,980     10.47 -     11.39     106,999            4.02    1.25  - 1.80        2.32  -   2.89
    VIP Overseas
           2003                       1,355      7.21 -     10.25      14,775            0.69    1.25  - 1.80       40.81  -  41.59
           2002                       1,098      5.12 -      7.24       9,230            0.75    1.25  - 1.80      -21.70  - -21.27
           2001                       1,271      6.54 -      9.20      14,006            5.80    1.25  - 1.80      -22.58  - -22.15

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Fidelity
  Variable Insurance Products Fund
  (Service Class 2) Sub-Accounts:
    VIP Equity-Income (Service
      Class 2)
        2003                            679  $   9.91 - $   10.10  $    6,825            1.26%   1.35% - 2.15%      27.24% -  28.27%
        2002                            416      7.79 -      7.87       3,264            0.27    1.35  - 2.15      -22.14  - -18.27
        2001 (o)                         16      9.61 -      9.63         153            0.00    1.35  - 1.95       -3.88  -  -3.66
    VIP Growth (Service Class 2)
        2003 (a)                        304     12.39 -     12.46       3,785            0.00    1.35  - 2.15       23.94  -  24.61
    VIP Investment Grade Bond
      (Service Class 2)
        2003                          1,647     11.19 -     11.41      18,454            2.66    1.35  - 2.15        2.69  -   3.53
        2002                            698     10.90 -     11.02       7,601            0.59    1.35  - 2.15        8.61  -   8.98
        2001 (o)                         35     10.12 -     10.15         356            0.00    1.35  - 1.95        1.24  -   1.47
    VIP Overseas (Service Class 2)
        2003                            172     10.21 -     10.36       1,812            0.15    1.35  - 1.95       40.25  -  41.11
        2002                             30      7.28 -      7.34         222            0.07    1.35  - 1.95      -27.22  - -21.53
        2001 (o)                         <1      9.34 -      9.35           3            0.00    1.35  - 1.60       -6.56  -  -6.47

Investments in the Goldman Sachs
  Variable Insurance Trust
  Sub-Accounts:
    VIT CORE Small Cap Equity
        2003                            308     15.10 -     15.22       4,670            0.29    1.40  - 1.60       43.69  -  43.98
        2002                            187     10.51 -     10.57       1,969            0.30    1.40  - 1.60      -16.32  - -16.15
        2001                            150     12.55 -     12.61       1,890            0.31    1.40  - 1.60        2.86  -   3.07
    VIT International Equity
        2003                            423      8.61 -      8.68       3,661            4.07    1.40  - 1.60       33.34  -  33.61
        2002                            370      6.45 -      6.49       2,395            1.13    1.40  - 1.60      -19.63  - -19.47
        2001                            343      8.03 -      8.07       2,763            1.51    1.40  - 1.60      -23.50  - -23.35

Investments in the IAI Retirement
  Funds, Inc.
    Sub-Accounts:
      Balanced Portfolio
        2001 (p)                          -       N/A -       N/A           -            4.67    1.40  - 1.40         N/A  -    N/A
      Regional Portfolio
        2001 (p)                          -       N/A -       N/A           -            1.46    1.40  - 1.40         N/A  -    N/A
      Reserve Portfolio
        2001 (p)                          -       N/A -       N/A           -            0.09    1.40  - 1.40         N/A  -    N/A

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(o)  For the period beginning August 1, 2001 and ended December 31, 2001
(p)  For the period beginning January 1, 2001 and ended March 15, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in J.P. Morgan Series
  Trust II Sub-Account:
    Small Company
      2003                              350  $  11.41 - $   11.51  $    4,022            0.00%   1.40% - 1.60%      33.82% -  34.09%
      2002                              313      8.53 -      8.58       2,678            0.19    1.40  - 1.60      -22.90  - -22.74
      2001                              207     11.06 -     11.11       2,292            0.04    1.40  - 1.60       -9.50  -  -9.32

Investments in the Janus
  Aspen Series Sub-Accounts:
    Balanced
      2003                            4,922      9.27 -     13.83      75,826            2.19    1.25  - 1.80       12.02  -  12.63
      2002                            5,211      8.27 -     12.28      75,388            2.43    1.25  - 1.80       -8.11  -  -7.61
      2001                            5,447      9.00 -     13.29      88,983            2.70    1.25  - 1.80       -6.38  -  -5.86
    Flexible Income
      2003                            2,081     12.48 -     13.17      29,735            5.03    1.25  - 1.80        4.50  -   5.07
      2002                            2,108     11.94 -     12.53      30,198            4.63    1.25  - 1.80        8.51  -   9.10
      2001                            1,580     11.01 -     11.49      21,444            5.71    1.25  - 1.80        5.80  -   6.39
    Growth
      2003                            4,186      5.75 -      9.98      52,040            0.09    1.25  - 1.80       29.38  -  30.10
      2002                            4,763      4.44 -      7.67      47,543            0.00    1.25  - 1.80      -27.82  - -27.42
      2001                            6,103      6.15 -     10.57      87,101            0.07    1.25  - 1.80      -26.09  - -25.68
    Mid Cap Growth (c)
      2003                            2,551      3.71 -     10.44      29,458            0.00    1.25  - 1.80       32.69  -  33.43
      2002                            2,706      2.80 -      7.83      25,069            0.00    1.25  - 1.80      -29.22  - -28.83
      2001                            3,417      3.96 -     11.00      47,214            0.00    1.25  - 1.80      -40.54  - -40.21
    Worldwide Growth
      2003                            4,528      5.56 -      9.97      58,867            1.05    1.25  - 1.80       21.78  -  22.45
      2002                            5,370      4.56 -      8.14      60,043            0.84    1.25  - 1.80      -26.83  - -26.43
      2001                            6,817      6.24 -     11.07     107,028            0.44    1.25  - 1.80      -23.83  - -23.41

Investments in the Janus Aspen
  Series (Service Shares)
   Sub-Accounts:
    International Value
     (Service Shares) (d)
      2003                              365     10.23 -     11.82       3,877            0.56    1.25  - 2.05       30.66  -  31.73
      2002                              309      7.76 -      9.05       2,448            0.66    1.25  - 2.05      -22.38  -  -9.54
      2001 (o)                            1     10.68 -     10.69           8            0.11    1.35  - 1.60        6.79  -   6.89

(c)  Previously known as Aggressive Growth
(d)  Previously known as Global Value (Service Shares)
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
    Worldwide Growth
      (Service Shares)
       2003                             296  $   8.47 - $    8.61  $    2,626            0.81%   1.35% - 2.05%      21.15% -  22.01%
       2002                             220      6.99 -      7.06       1,572            0.86    1.35  - 2.05      -30.09  - -26.71
       2001 (o)                          35      9.62 -      9.63         334            0.12    1.35  - 1.80       -3.83  -  -3.66
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
    Emerging Markets
       2003                             234     14.30 -     14.54       3,075            0.04    1.35  - 2.05       49.81  -  50.88
       2002                             143      9.55 -      9.64       1,237            0.74    1.35  - 2.05       -4.55  -  -3.61
       2001                              85      8.81 -      9.91         744            0.53    1.40  - 1.75       -6.40  -  -0.95
    International Equity
       2003                             231      8.30 -      8.37       1,931            0.28    1.40  - 1.60       26.49  -  26.74
       2002                             236      6.57 -      6.61       1,557            0.09    1.40  - 1.60      -12.13  - -11.95
       2001                             190      7.47 -      7.50       1,424            0.00    1.40  - 1.60      -25.28  - -25.13

Investments in the LSA Variable
  Series Trust Sub-Accounts:
    LSA Aggressive Growth
       2003                             246      8.54 -      8.69       2,279            0.00    1.35  - 2.05       35.85  -  36.82
       2002                              75      6.29 -      6.35         491            0.00    1.35  - 2.05      -37.14  - -32.52
       2001 (o)                          20      9.40 -      9.41         188            0.00    1.35  - 1.60       -6.02  -  -5.93
    LSA Balanced
       2003                           1,931      9.71 -     11.07      21,256            1.50    1.25  - 2.15       26.45  -  27.62
       2002                           1,062      7.68 -      8.68       9,209            1.09    1.25  - 2.15      -23.19  - -13.22
       2001                             438      9.62 -      9.64       4,882            2.52    1.35  - 1.95       -3.85  -  -3.62
    LSA Basic Value
       2003                           1,789      9.60 -     10.07      17,755            0.00    1.25  - 2.05       30.69  -  31.77
       2002                             707      7.34 -      7.65       5,296            0.00    1.25  - 2.05      -23.55  - -23.31
       2001 (o)                          44      9.58 -      9.60         421            0.02    1.35  - 2.05       -4.24  -  -3.99
    LSA Blue Chip
       2003                           1,055      8.61 -      8.78       9,686            0.03    1.35  - 2.15      -13.92  -  23.55
       2002                             373      7.04 -      7.10       2,687            0.00    1.35  - 1.95      -27.64  - -27.19
       2001 (o)                          21      9.73 -      9.76         205            0.00    1.35  - 1.95       -2.66  -  -2.44
    LSA Capital Appreciation
       2003                             423      8.92 -      9.08       4,000            0.00    1.35  - 2.05       27.67  -  28.58
       2002                             153      6.99 -      7.06       1,095            0.00    1.35  - 2.05      -30.10  - -29.62
       2001 (o)                           9     10.01 -     10.03          89            0.00    1.35  - 1.80        0.13  -   0.31

(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the LSA Variable
  Series Trust Sub-Accounts
  (continued):
    LSA Capital Growth (e)
      2003                              799  $   8.66 - $    8.81  $    6,820            0.23%   1.35% - 2.05%     -13.42% -  21.87%
      2002                              657      7.16 -      7.23       4,599            0.04    1.35  - 1.95      -28.35  - -25.39
      2001                              419      9.67 -      9.68       3,909            0.00    1.35  - 1.80       -3.32  -  -3.15
    LSA Disciplined Equity
      2003 (f)                            -      7.29 -      7.38           -            0.46    1.35  - 2.05        4.04  -   4.28
      2002                              653      7.00 -      7.07       4,357            0.58    1.35  - 2.05      -26.79  - -26.27
      2001                              325      9.57 -      9.59       2,851            0.28    1.35  - 2.05       -4.33  -  -4.07
    LSA Diversified Mid Cap
      2003                              858     10.22 -     10.23       8,814            0.10    1.25  - 2.15        2.32  -  31.15
      2002                              354      7.79 -      7.88       2,797            0.17    1.25  - 2.05      -22.09  - -21.15
      2001 (o)                           24      9.97 -     10.00         237            0.13    1.35  - 1.95       -0.27  -  -0.05
    LSA Emerging Growth
     Equity
      2003                            1,119      8.22 -      9.97      10,369            0.00    1.25  - 2.05      -17.79  -  45.11
      2002                              323      5.72 -      6.87       1,848            0.00    1.25  - 1.95      -42.80  - -31.32
      2001                              246      9.71 -     10.06       2,394            0.03    1.35  - 1.60      -19.15  -   0.63
    LSA Equity Growth (g)
      2003 (f)                        1,277      8.26 -      8.41      10,035            0.00    1.35  - 2.05      -17.36  -  21.81
      2002                              394      6.84 -      6.90       2,512            0.00    1.35  - 1.95      -31.57  - -30.76
      2001                              336      9.95 -      9.97       3,042            0.07    1.35  - 1.80       -0.50  -  -0.33
    LSA Mid Cap Value
      2003                            1,161     11.66 -     13.19      14,067            0.11    1.25  - 2.05       36.92  -  38.04
      2002                              605      8.45 -      9.64       5,354            0.40    1.25  - 2.05      -15.54  -  -3.64
      2001 (o)                           12     10.64 -     10.66         124            0.69    1.35  - 1.80        6.45  -   6.63
    LSA Value Equity
      2003                            1,139      9.33 -     10.20      12,431            1.71    1.25  - 2.15       -6.74  -  28.82
      2002                              746      7.32 -      7.92       6,520            0.00    1.25  - 2.05      -23.77  - -20.80
      2001                              373      9.60 -      9.62       4,369            0.65    1.35  - 2.05       -4.02  -  -3.77

Investments in the MFS Variable
  Insurance Trust Sub-Accounts:
    MFS Emerging Growth Series
      2003                              902      4.43 -      9.00       6,686            0.00    1.25  - 1.80       27.91  -  28.61
      2002                              742      3.46 -      6.99       4,611            0.00    1.25  - 1.80      -34.94  - -34.58
      2001                              852      5.33 -     10.69       8,401            0.00    1.25  - 1.80      -34.68  - -34.32

(e)  Previously known as LSA Growth Equity
(f) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth previously known as LSA Focused Equity
(g)  Previously known as LSA Focused Equity
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the MFS Variable
  Insurance Trust Sub-Accounts
  (continued):
    MFS Investors Trust Series
      2003                              756  $   7.57 - $    9.09  $    6,566            0.61%   1.25% - 1.80%      19.97% -  20.63%
      2002                              669      6.31 -      7.54       4,924            0.56    1.25  - 1.80      -22.38  - -21.95
      2001                              672      8.13 -      9.66       6,416            0.47    1.25  - 1.80      -17.46  - -17.00
    MFS New Discovery Series
      2003                            1,127      7.37 -     15.74      12,453            0.00    1.25  - 1.80       31.33  -  32.06
      2002                              700      5.61 -     11.92       6,737            0.00    1.25  - 1.80      -32.85  - -32.48
      2001                              573      8.36 -     17.65       8,863            0.00    1.25  - 1.80       -6.73  -  -6.22
    MFS Research Series
      2003                              497      6.23 -      9.10       4,296            0.64    1.25  - 1.80       22.48  -  23.16
      2002                              504      5.08 -      7.39       3,590            0.27    1.25  - 1.80      -25.89  - -25.48
      2001                              536      6.86 -      9.92       5,177            0.01    1.25  - 1.80      -22.67  - -22.24
    MFS Total Return Series
      2003                            2,207     11.74 -     13.18      28,160            1.45    1.25  - 1.80       14.25  -  14.88
      2002                            1,475     10.27 -     11.47      16,502            1.88    1.25  - 1.80       -6.86  -  -6.35
      2001                            1,004     11.03 -     12.25      12,169            1.99    1.25  - 1.80       -1.55  -  -1.01

Investments in the MFS Variable
  Insurance Trust (Service Class)
  Sub-Accounts:
    MFS New Discovery Series
     (Service Class)
      2003                              439      8.99 -      9.17       4,138            0.00    1.35  - 2.15      -10.10  -  31.63
      2002                              226      6.90 -      6.96       1,593            0.00    1.35  - 2.05      -32.72  - -31.05
      2001 (o)                           19     10.33 -     10.35         197            0.00    1.35  - 1.80        3.33  -   3.50
    MFS Utilities Series
     (Service Class)
      2003                              238      8.94 -      9.11       2,389            1.69    1.35  - 2.15      -10.63  -  33.74
      2002                              108      6.75 -      6.81         766            0.92    1.35  - 2.05      -32.53  - -23.94
      2001 (o)                           48      8.94 -      8.96         428            0.00    1.35  - 1.95      -10.63  - -10.42

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Account:
    Oppenheimer Main Street
     Small Cap Growth (SC)
      2003                            1,509     11.18 -     11.96      17,137            0.00    1.25  - 2.05       41.29  -  42.45
      2002                              544      7.85 -      8.46       4,398            0.00    1.25  - 2.05      -21.53  - -15.38
      2001 (o)                            9     10.28 -     10.30          94            0.00    1.35  - 1.95        2.80  -   3.03

(o)  For the period beginning August 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
    Oppenheimer International
     Growth (SC)
       2003                             164  $   9.55 - $    9.74  $    1,613            0.70%   1.35% - 2.15%      -4.51% -  43.57%
       2002                              73      6.71 -      6.78         500            0.27    1.35  - 2.05      -32.85  - -25.53
       2001 (o)                           2      9.09 -      9.11          21            0.00    1.35  - 1.80       -9.10  -  -8.94

Investments in the PIMCO Advisors
   Variable Insurance Trust
   Sub-Accounts (h):
     OpCap Equity (i)
       2003                             454     10.28 -     10.37       4,694            1.03    1.40  - 1.60       26.53  -  26.79
       2002                             311      8.13 -      8.18       2,538            0.70    1.40  - 1.60      -22.66  - -22.51
       2001                             208     10.51 -     10.56       2,193            0.49    1.40  - 1.60       -8.50  -  -8.32
     OpCap Small Cap (j)
       2003                           1,326     10.14 -     10.80      16,306            0.03    1.25  - 2.05       39.73  -  40.88
       2002                             522      7.20 -      7.73       4,951            0.04    1.25  - 2.05      -28.00  - -22.74
       2001                             123     10.08 -     10.09       1,961            0.54    1.35  - 1.80        0.76  -   0.93
     PEA Science and
      Technology (k)
       2003                           2,464      7.54 -     11.49      14,360            0.00    1.25  - 2.15      -24.64  -  61.31
       2002                             296      4.73 -      7.13         793            0.00    1.25  - 1.95      -52.72  - -28.74
       2001 (q)                          77      9.57 -      9.59         297            0.00    1.35  - 1.80       -4.30  -  -4.14

(h)  Previously known as OCC Accumulation Trust
(i)  Previously known as OCC Equity
(j)  Previously known as OCC Small Cap
(k)  Previously known as OCC Science and Technology
(o)  For the period beginning August 1, 2001 and ended December 31, 2001
(q)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the PIMCO Variable
  Insurance Trust Sub-Accounts:
    Foreign Bond
      2003                            1,300  $  10.67 - $   10.72  $   14,430            2.87%   1.25% - 2.05%       0.16% -   0.99%
      2002                              368     10.56 -     10.70       4,133            2.88    1.25  - 2.05        5.65  -   7.01
      2001                               56     10.11 -     10.12         650            4.02    1.35  - 1.80        1.07  -   1.24
    Money Market
      2003                            2,561      9.79 -      9.98      26,639            0.77    1.35  - 2.15       -2.08  -  -0.64
      2002                            2,446      9.95 -     10.05      25,842            1.50    1.35  - 2.05       -0.67  -   0.04
      2001                            1,196     10.02 -     10.04      12,856            2.58    1.35  - 2.05        0.17  -   0.44
    PIMCO Real Return
      2003 (a)                          121     10.42 -     10.48       1,262            0.36    1.35  - 2.15        4.25  -   4.82
    PIMCO Total Return
      2003                            6,667     10.95 -     11.10      77,950            2.94    1.25  - 2.15        2.78  -   3.73
      2002                            3,913     10.56 -     10.80      44,468            3.18    1.25  - 2.15        5.57  -   7.97
      2001                              553     10.12 -     10.15       6,425            4.14    1.35  - 1.95        1.23  -   1.46
    StocksPLUS Growth and Income
      2003                              763      9.10 -      9.18       6,981            2.16    1.40  - 1.60       28.31  -  28.57
      2002                              498      7.09 -      7.14       3,544            3.05    1.40  - 1.60      -21.48  - -21.32
      2001                              284      9.03 -      9.07       2,569            4.00    1.40  - 1.60      -12.85  - -12.68

Investments in the Putnam
  Variable Trust Sub-Accounts:
    VT High Yield
      2003                              542     11.89 -     12.09       6,502            6.23    1.35  - 2.05       23.95  -  24.83
      2002                              171      9.59 -      9.68       1,649            4.50    1.35  - 2.05       -4.11  -  -2.07
      2001                               13      9.87 -      9.89         127            0.00    1.35  - 1.95       -1.35  -  -1.12
    VT International Growth
     and Income
      2003                              359     10.74 -     11.16       3,957            1.09    1.25  - 2.05       35.02  -  36.14
      2002                              169      7.96 -      8.20       1,374            0.04    1.25  - 2.05      -20.44  - -18.02
      2001                                3      9.44 -      9.44          27            0.00    1.35  - 1.60       -5.65  -  -5.56

Investment in the Rydex
  Variable Trust Sub-Accounts:
    Rydex OTC
      2003                              529      8.32 -      8.48       3,121            0.00    1.35  - 2.15      -16.79  -  43.46
      2002                              236      5.86 -      5.91       1,008            0.00    1.35  - 1.95      -40.05  - -39.68
      2001 (q)                           29      9.78 -      9.80         200            0.00    1.35  - 1.95       -2.19  -  -1.97
    Rydex Sector Rotation
      2003 (a)                            8     12.41 -     12.47          99            0.00    1.35  - 2.05       24.12  -  24.71

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(q)  For the period beginning May 1, 2001 and ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Salomon
  Brothers Variable Series
  Funds Sub-Account:
    All Cap (l)
      2003                              861  $   9.63 - $    9.82  $   10,749            0.27%   1.35% - 2.15%      -3.69% -  37.16%
      2002                              673      7.09 -      7.16       6,170            0.54    1.35  - 2.05      -29.11  - -26.07
      2001                              387      9.67 -      9.68       5,207            0.89    1.35  - 1.80       -3.33  -  -3.16

Investments in the Scudder
  Variable Insurance Trust
  (Class B) Sub-Accounts:
    EAFE Equity Index (Class B)
      2003 (a)                            3     13.13 -     13.17          38            0.00    1.35  - 1.80       31.30  -  31.70
    Equity 500 Index (Class B)
      2003 (a)                          110     12.06 -     12.12       1,333            0.00    1.35  - 2.05       20.61  -  21.19
    Small Cap Index (Class B)
      2003 (a)                           54     13.81 -     13.87         753            0.00    1.35  - 1.95       38.11  -  38.67

Investments in the Scudder Variable
  Series I Sub-Accounts:
    Balanced
      2003                            1,499      8.60 -     11.02      19,804            2.33    1.25  - 1.80       15.83  -  16.47
      2002                            1,493      7.42 -      9.47      17,979            2.87    1.25  - 1.80      -16.59  - -16.13
      2001                            1,762      8.90 -     11.29      25,601            2.51    1.25  - 1.80       -7.75  -  -7.23
    Bond
      2003                            1,611     12.03 -     12.54      20,921            4.34    1.25  - 1.80        3.19  -   3.76
      2002                            1,612     11.65 -     12.08      20,534            5.64    1.25  - 1.80        5.74  -   6.32
      2001                            1,559     11.02 -     11.36      18,845            3.09    1.25  - 1.80        3.85  -   4.42
    Global Discovery
      2003                              641      7.78 -     14.32       7,673            0.06    1.25  - 1.80       46.43  -  47.24
      2002                              369      5.31 -      9.72       3,268            0.00    1.25  - 1.80      -21.32  - -20.88
      2001                              298      6.75 -     12.29       3,484            0.00    1.25  - 1.80      -25.95  - -25.54
    Growth and Income
      2003                              449      7.85 -      8.87       3,859            0.93    1.25  - 1.80       24.48  -  25.17
      2002                              388      6.31 -      7.09       2,704            1.03    1.25  - 1.80      -24.50  - -24.08
      2001                              368      8.35 -      9.34       3,398            1.13    1.25  - 1.80      -12.89  - -12.41
    International
      2003                              459      5.95 -      8.51       3,444            1.01    1.25  - 1.80       25.47  -  26.17
      2002                              296      4.74 -      6.74       1,895            0.70    1.25  - 1.80      -19.82  - -19.38
      2001                              447      5.91 -      8.36       3,673            0.47    1.25  - 1.80      -32.10  - -31.72

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(l)  Previously known as Capital

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the STI Classic
  Variable Trust Sub-Accounts:
    STI Capital Appreciation
      2003                              223  $   7.99 - $    8.65  $    1,871            0.00%   1.25% - 1.80%      16.34% -  16.98%
      2002                              168      6.87 -      7.40       1,219            0.00    1.25  - 1.80      -23.28  - -22.86
      2001                               79      8.95 -      9.59         751            0.01    1.25  - 1.80       -7.04  -  -6.53
    STI International Equity
      2003                               10      8.09 -      8.91          91            0.38    1.25  - 1.80       34.87  -  35.61
      2002                               34      6.00 -      6.57         226            0.00    1.25  - 1.80      -20.04  - -19.60
      2001                              128      7.50 -      8.18       1,041            0.00    1.25  - 1.80      -24.95  - -18.44
    STI Value Income Stock
      2003                              192      9.17 -     11.20       1,857            1.30    1.25  - 1.80       20.92  -  21.59
      2002                              241      7.54 -      9.26       1,864            1.07    1.25  - 1.80      -18.47  - -18.02
      2001                              372      9.20 -     11.36       3,456            2.31    1.25  - 1.80       -2.91  -  -2.37

Investments in the Strong
  Opportunity Fund II, Inc.
  Sub-Account:
    Opportunity Fund II
      2003                            1,351      9.28 -     14.26      16,545            0.08    1.25  - 1.80       34.57  -  35.31
      2002                            1,225      6.90 -     10.54      11,660            0.48    1.25  - 1.80      -28.13  - -27.73
      2001                              864      9.60 -     14.59      11,873            0.49    1.25  - 1.80       -5.43  -  -4.91

Investments in the Strong Variable
  Insurance Funds, Inc.
    Sub-Accounts:
      Discovery Fund II
      2002 (n)                            -       N/A -       N/A           -            0.00    1.25  - 1.80         N/A  -    N/A
      2001                              107      9.46 -     12.14       1,269            1.11    1.25  - 1.80        2.21  -   2.78
    Mid Cap Growth Fund II
      2003                              966      4.43 -     10.06       7,403            0.00    1.25  - 1.80       31.82  -  32.55
      2002                              723      3.36 -      7.59       4,578            0.00    1.25  - 1.80      -38.66  - -38.32
      2001                              760      5.47 -     12.31       8,300            0.00    1.25  - 1.80      -32.02  - -31.64

Investments in the T. Rowe Price
  Equity Series, Inc. Sub-Accounts:
    T. Rowe Price Equity Income
      2003                            2,216     12.07 -     13.14      28,311            1.57    1.25  - 1.80       23.26  -  23.94
      2002                            1,609      9.79 -     10.60      16,770            1.93    1.25  - 1.80      -14.67  - -14.20
      2001                            1,303     11.48 -     12.36      15,986            1.64    1.25  - 1.80       -0.36  -   0.20

(n)  For the period beginning January 1, 2002 and ended May 16, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the T. Rowe Price
  Equity Series, Inc. Sub-Accounts
  (continued):
    T. Rowe Price Mid-Cap Growth
       2003                           1,994  $  10.29 - $   15.51  $   26,891            0.00%   1.25% - 1.80%      35.92% -  36.67%
       2002                           1,181      7.57 -     11.35      12,238            0.00    1.25  - 1.80      -22.66  - -22.23
       2001                             734      9.79 -     14.59      10,238            0.00    1.25  - 1.80       -2.70  -  -2.16
    T. Rowe Price New
     America Growth
       2003                             398      7.28 -      9.09       3,398            0.00    1.25  - 1.80       32.70  -  33.43
       2002                             410      5.49 -      6.81       2,661            0.00    1.25  - 1.80      -29.59  - -29.20
       2001                             178      7.80 -      9.62       1,678            0.00    1.25  - 1.80      -22.04  - -12.95

Investments in the T. Rowe Price
  International Series, Inc.
  Sub-Account:
    T. Rowe Price International
      Stock
       2003                             563      6.72 -      9.20       4,715            1.36    1.25  - 1.80       28.20  -  28.90
       2002                             376      5.24 -      7.14       2,549            0.72    1.25  - 1.80      -19.75  - -19.31
       2001                             574      6.53 -      8.85       4,955            2.60    1.25  - 1.80      -23.61  - -23.19

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF High Yield
       2003                             559     10.56 -     10.77       5,631            0.00    1.35  - 2.15        5.62  -  24.01
       2002                             292      8.60 -      8.68       2,361           12.05    1.35  - 2.05      -14.01  -  -8.52
       2001                             166      9.48 -      9.49       1,437           14.19    1.35  - 1.80       -5.24  -  -5.08
    Van Kampen UIF Mid Cap
      Core (m)
       2003                             502     12.35 -     12.45       6,228            0.00    1.40  - 1.60       39.27  -  39.54
       2002                             453      8.87 -      8.92       4,037            0.00    1.40  - 1.60      -29.17  - -29.02
       2001                             285     12.52 -     12.57       3,581            0.00    1.40  - 1.60       -4.70  -  -4.50
    Van Kampen UIF Mid Cap
      Growth
       2003                             651      8.27 -      8.34       5,414            0.00    1.40  - 1.60       39.52  -  39.80
       2002                             438      5.93 -      5.97       2,605            0.00    1.40  - 1.60      -32.25  - -32.12
       2001                             337      8.75 -      8.79       2,959            0.00    1.40  - 1.60      -30.44  - -30.30

(m)  Previously known as Van Kampen UIF Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                At December 31,                          For the year ended December 31,
                                   ------------------------------------------  -----------------------------------------------------
                                                Accumulation
                                    Units      Unit Fair Value     Net Assets    Investment     Expense Ratio**     Total Return***
                                    (000s)    Lowest to Highest      (000s)     Income Ratio*  Lowest to Highest   Lowest to Highest
                                   --------  --------------------  ----------  --------------  -----------------   -----------------
Investments in the Universal
  Institutional Funds, Inc.
  (Class II) Sub-Account:
     Van Kampen UIF U.S.
      Real Estate (Class II)
        2003 (a)                         68  $  12.72 - $   12.78  $      871            0.00%   1.35% - 2.05%      27.19% -  27.80%

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Account:
     LIT Growth and Income
       (Class II)
         2003                         1,743     10.02 -     10.29      17,817            0.39    1.25  - 2.15        0.16  -  26.09
         2002                           588      8.04 -      8.16       4,773            0.20    1.25  - 1.95      -19.60  - -18.37
         2001 (n)                        20      9.62 -      9.64         196            0.00    1.35  - 1.80       -3.77  -  -3.60

(a)  For the period beginning May 1, 2003 and ended December 31, 2003
(o)  For the period beginning August 1, 2001 and ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

     The following financial statements are included in Part A of the Registration Statement:

     None

The following financial statements are included in Part B of the Registration
Statement:

     The financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003. (Incorporated by reference from Lincoln Benefit's Annual Report on Form 10K and included in the Statement of Additional Information)

     The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2003 and for each of the years ended December 31, 2002 and 2001.

     The following financial statements are included in Part C of the Registration Statement:

     None

     (b) Exhibits

      (1)  Resolution of the Board of Directors of Lincoln Benefit Life Company
           authorizing the establishment of the Lincoln Benefit Life
           Variable Annuity Account.......................................................................**

      (2)  Custody Agreements ............................................................................(not applicable)

      (3)  (a) Form of Principal Underwriting Agreement...................................................*****

           (b) Form of Selling Agreement..................................................................******

      (4)  Variable Annuity Contract......................................................................***

      (5)  Application for Contract.......................................................................***

      (6) Depositor -- Corporate Documents

           (a)  Articles of Incorporation of Lincoln Benefit Life Company, as amended.....................*

           (b)  By-Laws of Lincoln Benefit Life Company...................................................*

      (7)  Reinsurance Contract...........................................................................**

      (8) Participation Agreements:

           (a)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company..........................................................*

           (b) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund and Fidelity Distributors Corporation....................*

           (c) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund II and Fidelity Distributors Corporation.................*

           (d)       (1) Participation Agreement among The Alger American Fund,
                     Lincoln Benefit Life Company and Fred Alger and
                     Company, Incorporated................................................................*

                (2) Service Agreement between Fred Alger Management, Inc.
                      and Lincoln Benefit Life Company....................................................*

           (e)  (1)   Participation Agreement between Scudder Variable Life
                      Investment Fund and Lincoln Benefit Life Company....................................*

                (2) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. and Lincoln Benefit Life Company..............................*

                (3)   Participating Contract and Policy Agreement between
                      Scudder Investor Services, Inc. and Lincoln Benefit
                      Financial Services..................................................................*

           (f)  Form of Participation Agreement among Lincoln Benefit Life
                Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital Management, Inc.,
                and Strong Funds Distributors, Inc........................................................*

           (g)  Form of Participation Agreement among T. Rowe Price Equity
                Series, Inc., T. Rowe Price International Series, Inc., T. Rowe
                Price Investment Services, Inc., and
                Lincoln Benefit Life Company..............................................................*

           (h)  Form of Participation Agreement among MFS Variable Insurance
                Trust, Lincoln Benefit Life Company, and
                Massachusetts Financial Services Company..................................................*

           (i)  Fund Participation Agreement between Lincoln Benefit Life
                Company, Insurance Management Series and Federated Securities Corp........................*

           (j)  Form of Participation Agreement between Lincoln Benefit Life
                Company, STI Classic Variable Trust, and STI Capital Management...........................******

           (k) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company..........................................................*********

           (l)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust.............................................................**********

           (m) Form of Participation Agreement among Oppenheimer Variable
               Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company ...................*********

           (n) Form of Participation Agreement among PIMCO Variable Insurance
               Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC........................*******

           (o) Form of Participation Agreement among Putnam Variable Trust,
                Putnam Retail Management, Inc., and Lincoln Benefit Life Company..........................*********

           (p)  Form of Participation Agreement among Van Kampen Investment
                Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                Inc., and Lincoln Benefit Life Company....................................................*********

           (q)  (1)   Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust..........................................................*******

                (2)   Amendment to Participation Agreement Among OCC Accumulation
                      Trust, OCC Distributors, and Lincoln Benefit Life Company...........................********

           (r)  Form of Participation Agreement by and among AIM Variable Insurance Funds,
                AIM Distributors, Inc., Lincoln Benefit Life Company, and ALFS, Inc.......................*********

           (s)  Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc.,
                Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company..................*******

           (t)  Form of Participation Agreement among Lincoln Benefit Life Company, Van Kampen
          Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP...............................*******


      (9)  Opinion and Consent of Counsel.................................................................****

      (10) Independent Auditors' Consent .................................................................(filed herewith)

      (11) Financial Statements Omitted from Item 23 .....................................................(not applicable)

      (12) Initial Capitalization Agreement ..............................................................(not applicable)

      (27) Financial Data Schedules ......................................................................(not applicable)

      (99) (a) Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John C. Lounds,
            J. Kevin McCarthy, Samuel H. Pilch, Steven E. Shebik, Casey J. Sylla,
            Michael J. Velotta, B. Eugene Wraith, James P. Zils ......................................... ***********

           (b) Power of Attorney for Kevin R. Slawin......................................................(filed herewith)



------------------------

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 811-7924, 333-50545, filed April 21, 1998.

*** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50737, 811-7924, filed April 22, 1998.

**** Pre-effective  Amendment  No. 1 to  Registration  Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity
Account, File No. 333-50737, 811-7924, filed July 24, 1998.

*****Post-Effective  Amendment No. 1 to  Registration  Statement on Form N-4 for
     Lincoln  Benefit  Life  Variable  Annuity  Account,   File  No.  333-50545,
     811-7924, filed January 28, 1999.

****** Post-Effective  Amendment No. 3 to Registration Statement on Form N-4 for
     Lincoln  Benefit  Life  Variable  Annuity  Account,   File  No.  333-50545,
     811-7924,  filed April 1, 1999.

*******  Registration  Statement on Form N-4 for Lincoln  Benefit Life  Variable
     Annuity Account, File No. 333-82427, filed July 8, 1999.

********  Post-Effective  Amendment  No. 2 on Form N-4 for Lincoln  Benefit Life
     Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

*********  Previously  filed on  Post-Effective  Amendment No. 1 to Registration
     Statement on Form N-4 (File No.  333-61146  and  811-7924)  filed August 8,
     2001

**********  Previously  filed on  Pre-effective  Amendment No. 1 on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

***********Post  Effective Amendment No. 6 to Registration  Statement on Form
     N4 for Lincoln Benefit Life Variable Annuity Account File No. 333-50737, filed April 14, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          --------------------------------------------
         Lawrence W. Dahl           Director, Executive Vice President
         Douglas F. Gaer            Executive Vice President
         John C. Lounds             Director
         J. Kevin McCarthy          Director
         Steven E. Shebik           Director, Senior Vice President and Chief Financial Officer
         Kevin R. Slawin            Director
         Casey J. Sylla             Director, Chairman of the Board and Chief Executive Officer
         Michael J. Velotta         Director, Senior Vice President, General Counsel and Secretary
         B. Eugene Wraith           Director, President and Chief Operating Officer
         Samuel H. Pilch            Group Vice President and Controller
         Joseph Patrick Rath        Assistant Vice President, Assistant General Counsel and Assistant Secretary
         Eric A. Simonson           Senior Vice President and Chief Investment Officer
         Dean M. Way                Senior Vice President and Actuary
         Anson J. Glacy, Jr.        Vice President
         James P. Zils              Treasurer
         Janet P. Anderbery         Vice President
         Robert W. Birman           Vice President
         Teresa N. Carnazzo         Vice President
         William F. Emmons          Vice President, Assistant General Counsel & Assistant Secretary
         Georgia Feiste             Vice President
         Heidi Kelle                Vice President
         Scott Lawson               Vice President
         Sharyn L. Jenson           Vice President
         Barb Raymond               Vice President
         Stanley G. Shelley         Vice President
         J. Eric Smith              Vice President
         Robert L. Vance            Vice President and Assistant Treasurer
         Jeanette Wellsandt         Vice President
         Errol Cramer               Appointed Actuary
         Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
         Philip Emmanuele           Assistant Vice President
         Lisa J. Flanary            Assistant Vice President
         Karen C. Gardner           Assistant Vice President
         Emma J. Kalaidjian         Assistant Secretary
         Robert E. Transon          Assistant Vice President
         Barry S. Paul              Assistant Treasurer
         Timothy N. Vander Pas      Assistant Vice President
         Nestor Almaria             Authorized Representative
         Lynn Cirrincione           Authorized Representative
         Dave Simek                 Authorized Representative


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 11, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2004, the Registrant has 631 qualified Contract owners and 709 non-qualified Contract owners.

ITEM 28. INDEMNIFICATION

    The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

    The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

    Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

    (a) ALFS, Inc. serves as distributor for the Registrant. ALFS, Inc. also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS, Inc. Their principal business address is 3100 Sanders Road, Northbrook, Illinois 60062.


Name                          Position with Distributor
-------------                 ------------------------------------------------
    J. Kevin McCarthy         Director, President, Chief Executive Officer
    Casey J. Sylla            Director
    Michael J. Velotta        Director and Secretary
    Marian Goll               Vice President, Treasurer and Financial Operations Principal
    Brent H. Hamann           Vice President
    Andrea J. Schur           Vice President
    Maribel V. Gerstner       Assistant Vice President and Compliance Officer
    Joanne M. Derrig          Assistant Vice President and Chief Privacy Officer
    William F. Emmons         Assistant Secretary
    Emma M. Kalaidjian        Assistant Secretary
    Barry S. Paul             Assistant Treasurer
    Joseph Patrick Rath       Vice President, General Counsel and Secretary
    James P. Zils             Assistant Treasurer
    John E. Smith             Chief Operations Officer


    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

            (1)                          (2)                (3)                  (4)            (5)
                                 Net Underwriting
     Name of Principal             Discounts and      Compensation           Brokerage
        Underwriter                 Commission        on Redemption          Commission      Compensation
         ALFS, Inc                       0                0                      0               0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

    None.

ITEM 32. UNDERTAKINGS

     Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

    The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    The Company further represents that fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 16, 2004.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                        By: LINCOLN BENEFIT LIFE COMPANY
                                   (DEPOSITOR)

                            By: /s/ B. EUGENE WRAITH
                    ----------------------------------------
                                B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

    As required by the Securities Act of 1933, this Post Effective Amendment has been signed by the following persons in the capacities on April 16, 2004:

Name                                  Title
------------------------------        --------------------------



/s/ B. Eugene Wraith                  Director, President and Chief Operating Officer
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President
----------------------------


/s/ Douglas F. Gaer                   Executive Vice President
----------------------------



/s/ John C. Lounds                    Director
----------------------------



/s/ J. Kevin McCarthy                 Director
----------------------------




/s/ Steven E. Shebik                  Director, Senior Vice President and
---------------------------            Chief Financial Officer


/s/ Kevin R. Slawin                   Director
----------------------------



/s/ Michael J. Velotta                Director, Senior Vice President,
----------------------------               General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and
----------------------------               Chief Executive Officer

                                INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT




EXHIBIT NO.                                       DESCRIPTION


10      Independent Auditors' Consent

99(b)   Power of Attorney for Kevin R. Slawin